UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21036

BlackRock Municipal Bond Trust
 (Exact name of Registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Municipal Bond Trust

40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 888-825-2257

Date of fiscal year end: August 31, 2007

Date of reporting period: February 28, 2007

Item 1. Reports to Shareholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ALTERNATIVES BLACKROCK SOLUTIONS EQUITIES FIXED INCOME LIQUIDITY REAL ESTATE

BlackRock
Closed-End Funds

SEMI-ANNUAL REPORT | FEBRUARY 28, 2007 (UNAUDITED)

BlackRock Insured Municipal Income Trust (BYM)

BlackRock Municipal Bond Trust (BBK)

BlackRock Municipal Income Trust II (BLE)

BlackRock California Insured Municipal Income Trust (BCK)

BlackRock California Municipal Bond Trust (BZA)

BlackRock California Municipal Income Trust II (BCL)

BlackRock Florida Insured Municipal Income Trust (BAF)

BlackRock Florida Municipal Bond Trust (BIE)

BlackRock Maryland Municipal Bond Trust (BZM)

BlackRock New Jersey Municipal Bond Trust (BLJ)

BlackRock New York Insured Municipal Income Trust (BSE)

BlackRock New York Municipal Bond Trust (BQH)

BlackRock New York Municipal Income Trust II (BFY)

BlackRock Virginia Municipal Bond Trust (BHV)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

BlackRock Privacy Principles

          BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

          If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

          BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

          BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

          We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

LETTER TO SHAREHOLDERS

February 28, 2007

Dear Shareholder:

          We are pleased to report that during the semi-annual period, the Trusts provided monthly income, as well as the opportunity to invest in various portfolios of municipal securities. This report contains the Trusts’ unaudited and audited financial statements and a listing of the portfolios’ holdings.

          The portfolio management team continuously monitors the municipal bond market and adjusts the Trust investments in order to gain exposure to various issuers, revenue sources and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

          The following table shows the Trusts’ current yields, tax-equivalent yields, closing market prices per share and net asset values (“NAV”) per share as of February 28, 2007.

Trust (Ticker)	Current Yield[1]	Tax- Equivalent Yield[2]	Closing Market Price	NAV

BlackRock Insured Municipal Income Trust (BYM)	4.86%	7.48%	$15.06	$15.79

BlackRock Municipal Bond Trust (BBK)	5.53	8.51	18.76	16.65

BlackRock Municipal Income Trust II (BLE)	5.26	8.09	17.35	16.13

BlackRock California Insured Municipal Income Trust (BCK)	4.65	7.15	14.97	15.57

BlackRock California Municipal Bond Trust (BZA)	5.31	8.17	18.00	16.37

BlackRock California Municipal Income Trust II (BCL)	4.94	7.60	15.90	16.08

BlackRock Florida Insured Municipal Income Trust (BAF)	4.89	7.52	14.24	15.32

BlackRock Florida Municipal Bond Trust (BIE)	5.57	8.57	16.75	16.12

BlackRock Maryland Municipal Bond Trust (BZM)	4.64	7.14	18.45	15.98

BlackRock New Jersey Municipal Bond Trust (BLJ)	4.98	7.66	18.95	16.61

BlackRock New York Insured Municipal Income Trust (BSE)	4.66	7.17	14.92	15.48

BlackRock New York Municipal Bond Trust (BQH)	5.11	7.86	18.11	16.14

BlackRock New York Municipal Income Trust II (BFY)	4.75	7.31	14.98	15.70

BlackRock Virginia Municipal Bond Trust (BHV)	4.51	6.94	19.26	16.41

[1]

Yields are based on closing market price. These yields may increase/decrease due to an increase/decrease in the monthly distribution per common share. Past performance does not guarantee future results.

[2]	Tax-equivalent yield assumes the maximum Federal tax rate of 35%.

          On September 29, 2006, BlackRock, Inc. (“BlackRock”) and Merrill Lynch Investment Managers, L.P. united to form one of the largest asset management firms in the world. Now with more than $1 trillion in assets under management, over 4,500 employees in 18 countries and representation in key markets worldwide, BlackRock’s global presence means greater depth and scale to serve you.

          BlackRock, a world leader in asset management, has a proven commitment to the municipal bond market. As of February 28, 2007, BlackRock and its affiliates managed over $37 billion in municipal bonds, including 14 open-end and 68 closed-end municipal bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, LLC, and its affiliates, BlackRock Financial Management, Inc. and BlackRock Investment Management, LLC, which manage the Trusts, are wholly owned subsidiaries of BlackRock.

          On behalf of BlackRock, we thank you for your continued trust and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink	Ralph L. Schlosstein
Chief Executive Officer	President
BlackRock Advisors, LLC	BlackRock Advisors, LLC

 TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2007
BlackRock Insured Municipal Income Trust (BYM)

Trust Information

Symbol on New York Stock Exchange:	BYM

Initial Offering Date:	October 31, 2002

Closing Market Price as of 2/28/07:	$15.06

Net Asset Value as of 2/28/07:	$15.79

Yield on Closing Market Price as of 2/28/07 ($15.06):[1]	4.86%

Current Monthly Distribution per Common Share:[2]	$0.0610

Current Annualized Distribution per Common Share:[2]	$0.7320

Leverage as of 2/28/07:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/07	8/31/06	Change	High	Low

Market Price	$15.06	$14.65	2.80%	$15.14	$14.37

NAV	$15.79	$15.54	1.61%	$15.96	$15.45

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 28, 2007	August 31, 2006

Transportation	24%	24%

Water & Sewer	20	22

City, County & State	11	8

Education	10	10

Tax Revenue	10	10

Power	9	10

Hospitals	6	5

Tobacco	5	6

Industrial & Pollution Control	3	3

Lease Revenue	2	2

Credit Breakdown4

Credit Rating	February 28, 2007	August 31, 2006

AAA/Aaa	88%	90%

AA/Aa	2	2

A	3	—

BBB/Baa	7	8

[4]	Using the highest of Standard & Poor’s (“S&P’s”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch’s”) ratings.

 TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2007
BlackRock Municipal Bond Trust (BBK)

Trust Information

Symbol on New York Stock Exchange:	BBK

Initial Offering Date:	April 30, 2002

Closing Market Price as of 2/28/07:	$18.76

Net Asset Value as of 2/28/07:	$16.65

Yield on Closing Market Price as of 2/28/07($18.76):[1]	5.53%

Current Monthly Distribution per Common Share:[2]	$0.086375

Current Annualized Distribution per Common Share:[2]	$1.036500

Leverage as of 2/28/07:[3]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/07	8/31/06	Change	High	Low

Market Price	$18.76	$17.89	4.86%	$19.50	$17.03

NAV	$16.65	$16.35	1.83%	$16.78	$16.31

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 28, 2007	August 31, 2006

Hospitals	22%	22%

City, County & State	16	15

Industrial & Pollution Control	14	17

Housing	13	13

Transportation	9	7

Tax Revenue	7	7

Education	6	6

Power	5	5

Water & Sewer	5	5

Tobacco	3	3

Credit Breakdown4

Credit Rating	February 28, 2007		August 31, 2006

AAA/Aaa	36%		35%

AA/Aa	7		8

A	18		18

BBB/Baa	22		21

BB/Ba	6		6

B	5		6

Not Rated	6	[5]	6

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2007, the market value of these securities was $3,173,679 representing 1.3% of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2007
BlackRock Municipal Income Trust II (BLE)

Trust Information

Symbol on American Stock Exchange:	BLE

Initial Offering Date:	July 30, 2002

Closing Market Price as of 2/28/07:	$17.35

Net Asset Value as of 2/28/07:	$16.13

Yield on Closing Market Price as of 2/28/07 ($17.35):[1]	5.26%

Current Monthly Distribution per Common Share:[2]	$0.0760

Current Annualized Distribution per Common Share:[2]	$0.9120

Leverage as of 2/28/07:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/07	8/31/06	Change	High	Low

Market Price	$17.35	$17.22	0.75%	$17.95	$16.39

NAV	$16.13	$15.82	1.96%	$16.24	$15.77

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 28, 2007	August 31, 2006

Hospitals	24%	23%

Industrial & Pollution Control	18	20

City, County & State	14	14

Transportation	10	9

Tax Revenue	8	8

Housing	7	7

Water & Sewer	7	6

Education	4	3

Tobacco	4	4

Power	3	5

Lease Revenue	1	1

Credit Breakdown[4]

Credit Rating	February 28, 2007	August 31, 2006

AAA/Aaa	33%	32%

AA/Aa	10	11

A	14	14

BBB/Baa	25	24

BB/Ba	3	3

B	4	4

CCC/Caa	1	2

Not Rated[5]	10	10

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2007 and August 31, 2006, the market value of these securities was $25,040,351 representing 4.4% and $15,978,589 representing 2.8%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2007
BlackRock California Insured Municipal Income Trust (BCK)

Trust Information

Symbol on the New York Stock Exchange:	BCK

Initial Offering Date:	October 31, 2002

Closing Market Price as of 2/28/07:	$14.97

Net Asset Value as of 2/28/07:	$15.57

Yield on Closing Market Price as of 2/28/07 ($14.97):[1]	4.65%

Current Monthly Distribution per Common Share:[2]	$0.058

Current Annualized Distribution per Common Share:[2]	$0.696

Leverage as of 2/28/07:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/07	8/31/06	Change	High	Low

Market Price	$14.97	$14.61	2.46%	$15.42	$14.51

NAV	$15.57	$15.24	2.17%	$15.68	$15.14

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 28, 2007	August 31, 2006

Water & Sewer	29%	29%

Education	24	25

City, County & State	13	15

Lease Revenue	11	9

Power	10	10

Transportation	6	7

Hospitals	2	3

Housing	2	2

Industrial & Pollution Control	2	—

Tax Revenue	1	—

Credit Breakdown[4]

Credit Rating	February 28, 2007	August 31, 2006

AAA/Aaa	98%	98%

A	2	2

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2007
BlackRock California Municipal Bond Trust (BZA)

Trust Information

Symbol on New York Stock Exchange:	BZA

Initial Offering Date:	April 30, 2002

Closing Market Price as of 2/28/07:	$18.00

Net Asset Value as of 2/28/07:	$16.37

Yield on Closing Market Price as of 2/28/07 ($18.00):[1]	5.31%

Current Monthly Distribution per Common Share:[2]	$0.079656

Current Annualized Distribution per Common Share:[2]	$0.955872

Leverage as of 2/28/07:[3]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/07	8/31/06	Change	High	Low

Market Price	$18.00	$18.05	(0.28)%	$18.69	$17.25

NAV	$16.37	$16.28	0.55%	$16.48	$16.10

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 28, 2007	August 31, 2006

Education	28%	26%

Hospitals	21	21

Housing	15	14

City, County & State	11	12

Tobacco	9	4

Transportation	6	9

Industrial & Pollution Control	5	4

Water & Sewer	3	3

Lease Revenue	2	7

Credit Breakdown[4]

Credit Rating	February 28, 2007	August 31, 2006

AAA/Aaa	30%	37%

AA/Aa	10	10

A	33	26

BBB/Baa	19	20

B	2	2

Not Rated	6	5

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2007
BlackRock California Municipal Income Trust II (BCL)

Trust Information

Symbol on American Stock Exchange:	BCL

Initial Offering Date:	July 30, 2002

Closing Market Price as of 2/28/07:	$15.90

Net Asset Value as of 2/28/07:	$16.08

Yield on Closing Market Price as of 2/28/07 ($15.90):[1]	4.94%

Current Monthly Distribution per Common Share:[2]	$0.0655

Current Annualized Distribution per Common Share:[2]	$0.7860

Leverage as of 2/28/07:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/07	8/31/06	Change	High	Low

Market Price	$15.90	$15.40	3.25%	$16.18	$15.00

NAV	$16.08	$15.72	2.29%	$16.22	$15.66

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 28, 2007	August 31, 2006

City, County & State	21%	23%

Tobacco	14	9

Transportation	12	14

Education	11	13

Hospitals	11	12

Housing	10	5

Lease Revenue	6	11

Industrial & Pollution Control	5	4

Power	4	5

Water & Sewer	4	4

Tax Revenue	2	—

Credit Breakdown[4]

Credit Rating	February 28, 2007	August 31, 2006

AAA/Aaa	46%	51%

AA/Aa	4	4

A	20	19

BBB/Baa	16	12

B	1	1

Not Rated	13	13

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2007
BlackRock Florida Insured Municipal Income Trust (BAF)

Trust Information

Symbol on New York Stock Exchange:	BAF

Initial Offering Date:	October 31, 2002

Closing Market Price as of 2/28/07:	$14.24

Net Asset Value as of 2/28/07:	$15.32

Yield on Closing Market Price as of 2/28/07 ($14.24):[1]	4.89%

Current Monthly Distribution per Common Share:[2]	$0.058

Current Annualized Distribution per Common Share:[2]	$0.696

Leverage as of 2/28/07:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/07	8/31/06	Change	High	Low

Market Price	$14.24	$13.88	2.59%	$14.25	$13.61

NAV	$15.32	$15.24	0.52%	$15.44	$15.11

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 28, 2007	August 31, 2006

Tax Revenue	24%	24%

City, County & State	19	20

Education	16	16

Power	12	12

Hospitals	8	7

Transportation	8	8

Water & Sewer	7	7

Tobacco	5	5

Industrial & Pollution Control	1	—

Housing	—	1

Credit Breakdown[4]

Credit Rating	February 28, 2007	August 31, 2006

AAA/Aaa	83%	83%

AA/Aa	3	3

A	5	5

BBB/Baa	5	5

Not Rated[5]	4	4

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2007 and August 31, 2006, the market value of these securities was $4,135,155 representing 2.0% and $4,363,040 representing 2.1%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2007
BlackRock Florida Municipal Bond Trust (BIE)

Trust Information

Symbol on New York Stock Exchange:	BIE

Initial Offering Date:	April 30, 2002

Closing Market Price as of 2/28/07:	$16.75

Net Asset Value as of 2/28/07:	$16.12

Yield on Closing Market Price as of 2/28/07 ($16.75):[1]	5.57%

Current Monthly Distribution per Common Share:[2]	$0.077808

Current Annualized Distribution per Common Share:[2]	$0.933696

Leverage as of 2/28/07:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/07	8/31/06	Change	High	Low

Market Price	$16.75	$16.70	0.30%	$17.50	$16.03

NAV	$16.12	$16.22	(0.62)%	$16.31	$15.99

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 28, 2007	August 31, 2006

Hospitals	30%	27%

Tax Revenue	17	17

City, County & State	15	15

Education	7	7

Power	7	10

Water & Sewer	7	8

Housing	6	7

Lease Revenue	5	4

Industrial & Pollution Control	3	2

Transportation	3	3

Credit Breakdown[4]

Credit Rating	February 28, 2007	August 31, 2006

AAA/Aaa	39%	39%

AA/Aa	15	17

A	20	18

BBB/Baa	11	11

BB/Ba	2	2

Not Rated[5]	13	13

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2007 and August 31, 2006, the market value of these securities was $1,577,104 representing 1.9% and $1,661,600 representing 2.0%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2007
BlackRock Maryland Municipal Bond Trust (BZM)

Trust Information

Symbol on American Stock Exchange:	BZM

Initial Offering Date:	April 30, 2002

Closing Market Price as of 2/28/07:	$18.45

Net Asset Value as of 2/28/07:	$15.98

Yield on Closing Market Price as of 2/28/07 ($18.45):[1]	4.64%

Current Monthly Distribution per Common Share:[2]	$0.07135

Current Annualized Distribution per Common Share:[2]	$0.85620

Leverage as of 2/28/07:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/07	8/31/06	Change	High	Low

Market Price	$18.45	$17.45	5.73%	$18.64	$17.00

NAV	$15.98	$15.98	—%	$16.13	$15.82

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 28, 2007	August 31, 2006

City, County & State	21%	21%

Education	21	21

Hospitals	18	17

Water & Sewer	12	12

Transportation	8	9

Lease Revenue	7	7

Housing	5	5

Power	4	4

Tobacco	4	4

Credit Breakdown[4]

Credit Rating	February 28, 2007	August 31, 2006

AAA/Aaa	37%	38%

AA/Aa	8	8

A	27	27

BBB/Baa	16	16

Not Rated	12	11

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2007
BlackRock New Jersey Municipal Bond Trust (BLJ)

Trust Information

Symbol on American Stock Exchange:	BLJ

Initial Offering Date:	April 30, 2002

Closing Market Price as of 2/28/07:	$18.95

Net Asset Value as of 2/28/07:	$16.61

Yield on Closing Market Price as of 2/28/07 ($18.95):[1]	4.98%

Current Monthly Distribution per Common Share:[2]	$0.078582

Current Annualized Distribution per Common Share:[2]	$0.942984

Leverage as of 2/28/07:[3]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/07	8/31/06	Change	High	Low

Market Price	$18.95	$18.30	3.55%	$19.75	$17.11

NAV	$16.61	$16.33	1.71%	$16.68	$16.31

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 28, 2007	August 31, 2006

Hospitals	32%	28%

Transportation	11	11

City, County & State	9	10

Housing	9	13

Tobacco	9	8

Education	8	9

Industrial & Pollution Control	7	6

Tax Revenue	7	7

Power	4	4

Lease Revenue	2	4

Water & Sewer	2	—

Credit Breakdown[4]

Credit Rating	February 28, 2007	August 31, 2006

AAA/Aaa	35%	29%

A	15	16

BBB/Baa	40	46

B	4	4

Not Rated	6	5

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2007
BlackRock New York Insured Municipal Income Trust (BSE)

Trust Information

Symbol on New York Stock Exchange:	BSE

Initial Offering Date:	October 31, 2002

Closing Market Price as of 2/28/07:	$14.92

Net Asset Value as of 2/28/07:	$15.48

Yield on Closing Market Price as of 2/28/07 ($14.92):[1]	4.66%

Current Monthly Distribution per Common Share:[2]	$0.058

Current Annualized Distribution per Common Share:[2]	$0.696

Leverage as of 2/28/07:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/07	8/31/06	Change	High	Low

Market Price	$14.92	$14.70	1.50%	$15.25	$14.38

NAV	$15.48	$15.34	0.91%	$15.66	$15.24

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 28, 2007	August 31, 2006

Transportation	32%	30%

Education	29	30

Hospitals	14	14

Tax Revenue	8	8

Tobacco	6	12

City, County & State	4	3

Water & Sewer	4	2

Power	2	—

Housing	1	1

Credit Breakdown[4]

Credit Rating	February 28, 2007	August 31, 2006

AAA/Aaa	92%	85%

AA/Aa	—	2

A	5	5

BBB/Baa	3	8

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2007
BlackRock New York Municipal Bond Trust (BQH)

Trust Information

Symbol on New York Stock Exchange:	BQH

Initial Offering Date:	April 30, 2002

Closing Market Price as of 2/28/07:	$18.11

Net Asset Value as of 2/28/07:	$16.14

Yield on Closing Market Price as of 2/28/07 ($18.11):[1]	5.11%

Current Monthly Distribution per Common Share:[2]	$0.077099

Current Annualized Distribution per Common Share:[2]	$0.925188

Leverage as of 2/28/07:[3]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/07	8/31/06	Change	High	Low

Market Price	$18.11	$16.81	7.73%	$18.59	$16.56

NAV	$16.14	$16.02	0.75%	$16.28	$15.99

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 28, 2007	August 31, 2006

Transportation	15%	12%

Housing	13	13

Education	12	14

Hospitals	10	7

Water & Sewer	10	8

Industrial & Pollution Control	9	9

Tobacco	9	13

Tax Revenue	8	8

City, County & State	6	9

Lease Revenue	4	4

Power	3	3

Other	1	—

Credit Breakdown[4]

Credit Rating	February 28, 2007	August 31, 2006

AAA/Aaa	40%	38%

AA/Aa	24	22

A	10	10

BBB/Baa	17	20

BB/Ba	—	1

B	5	4

CCC/Caa	4	4

Not Rated	—	1

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2007
BlackRock New York Municipal Income Trust II (BFY)

Trust Information

Symbol on American Stock Exchange:	BFY

Initial Offering Date:	July 30, 2002

Closing Market Price as of 2/28/07:	$14.98

Net Asset Value as of 2/28/07:	$15.70

Yield on Closing Market Price as of 2/28/07 ($14.98):[1]	4.75%

Current Monthly Distribution per Common Share:[2]	$0.05925

Current Annualized Distribution per Common Share:[2]	$0.71100

Leverage as of 2/28/07:[3]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/07	8/31/06	Change	High	Low

Market Price	$14.98	$14.38	4.17%	$15.25	$14.19

NAV	$15.70	$15.47	1.49%	$15.81	$15.45

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 28, 2007	August 31, 2006

Transportation	21%	18%

Industrial & Pollution Control	19	18

Education	15	16

Tobacco	12	12

Housing	9	9

Hospitals	7	10

City, County & State	5	7

Water & Sewer	5	5

Tax Revenue	4	4

Other	2	—

Power	1	1

Credit Breakdown[4]

Credit Rating	February 28, 2007	August 31, 2006

AAA/Aaa	41%	35%

AA/Aa	31	37

A	12	12

BBB/Baa	9	8

BB/Ba	—	1

B	4	4

CCC/Caa	3	3

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2007
BlackRock Virginia Municipal Bond Trust (BHV)

Trust Information

Symbol on American Stock Exchange:	BHV

Initial Offering Date:	April 30, 2002

Closing Market Price as of 2/28/07:	$19.26

Net Asset Value as of 2/28/07:	$16.41

Yield on Closing Market Price as of 2/28/07 ($19.26):[1]	4.51%

Current Monthly Distribution per Common Share:[2]	$0.072428

Current Annualized Distribution per Common Share:[2]	$0.869136

Leverage as of 2/28/07:[3]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/07	8/31/06	Change	High	Low

Market Price	$19.26	$18.45	4.39%	$20.76	$18.27

NAV	$16.41	$16.35	0.37%	$16.64	$16.25

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 28, 2007	August 31, 2006

Transportation	20%	18%

Hospitals	19	17

Housing	17	16

Water & Sewer	17	18

City, County & State	10	14

Industrial & Pollution Control	5	4

Education	4	5

Lease Revenue	4	3

Tobacco	4	5

Credit Breakdown[4]

Credit Rating	February 28, 2007	August 31, 2006

AAA/Aaa	44%	45%

AA/Aa	12	12

A	19	16

BBB/Baa	12	13

Not Rated[5]	13	14

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2007 and August 31, 2006, the market value of these securities was $1,499,357 representing 3.9% and $1,417,827 representing 3.8%, respectively, of the Trust’s long-term investments.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2007
BlackRock Insured Municipal Income Trust (BYM)

(Percentages shown are based on Net Assets)

Rating[1]	Principal Amount (000)		Description		Option Call Provisions[2]	Value

			LONG-TERM INVESTMENTS—153.6%
			Alabama—0.7%
A+	$2,800		Cnty. of Jefferson, Sch.. Impvts. Sales Tax RB, Ser. A, 4.75%, 1/01/25		01/14 @ 100	$2,875,516

			Arizona—2.6%
AAA	10,000		Phoenix Civic Impvt. Corp., Pub. Impvts. Sales Tax RB, Civic Plaza Expansion Proj., 5.00%, 7/01/41, FGIC		07/15 @ 100	10,600,900

			California—32.4%
AAA	2,000		Arcadia Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Zero Coupon, 8/01/28		02/17 @ 33.207	417,520
AAA	3,380		Chabot-Las Positas Cmnty. Coll. Dist., Univ. & Coll. Impvts. Ad Valorem GO, Election 2004B Proj., Zero Coupon, 8/01/25, AMBAC		08/16 @ 64.511	1,432,174
Aaa	14,000	[3]	Dept. of Wtr. Recs. Cash Flow Mgmt., Elec., Pwr. & Lt. RB, Ser. A, 5.375%, 5/01/12		N/A	15,307,180
			Golden St. Tobacco Sec. Corp.,
BBB	6,500		Misc. Purps. Tobacco Settlement Funded RB, Ser. A-1, 6.625%, 6/01/40		06/13 @ 100	7,405,060
BBB	14,500		Misc. Purps. Tobacco Settlement Funded RB, Ser. A-1, 6.75%, 6/01/39		06/13 @ 100	16,618,160
AAA	10,100	[3]	Infrastructure & Econ. Dev. Bank, Hwy. Impvts. Tolls RB, Bay Area Toll Brdgs. Proj., Ser. A, 5.00%, 1/01/28, AMBAC		N/A	11,565,005
AAA	17,500		Met. Wtr. Dist. of Southern California, Wtr. Util. Impvts. RB, Ser. B-1, 5.00%, 10/01/33, FGIC	.	10/13 @ 100	18,494,175
AAA	2,700		Sacramento City Unified Sch. Dist., Sch. Impvts. Ad Valorem GO, Election of 2002 Proj., 5.00%, 7/01/30, MBIA		07/15 @ 100	2,891,754
AAA	15,000		San Francisco City & Cnty. Pub. Utils. Comm., Wtr. Util. Impvts. RB, Ser. A, 5.00%, 11/01/31, FSA		11/11 @ 100	15,633,000
AAA	53,000		San Joaquin Hills Transp. Corridor Agcy., Hwy. Tolls RB, Ser. A, Zero Coupon, 1/15/31, MBIA		No Opt. Call	18,833,020
			Univ. of California, Univ. & Coll. Impvts. RB,
AAA	10,000		Ser. C, 4.75%, 5/15/37, MBIA		05/13 @ 101	10,357,500
AAA	3,330		Ser. G, 4.75%, 5/15/31, MBIA		05/13 @ 101	3,455,374
AAA	10,910	[3]	Ser. O, 5.00%, 9/01/10, FGIC		N/A	11,505,468

						133,915,390

			District of Columbia—2.5%
BBB	9,500		Tobacco Settlement Fing. Corp., Tobacco Settlement Funded RB, 6.75%, 5/15/40		05/11 @ 101	10,462,730

			Florida—7.0%
AAA	3,600		City of Tampa, Wtr. Util. Impvts. Wtr. RB, 4.625%, 10/01/36, MBIA		10/16 @ 100	3,671,172
			Cnty. of Miami-Dade,
AAA	9,500		Port, Arpt. & Marina RB, Miami Intl. Arpt. Proj., Ser. B, 5.00%, 10/01/37, FGIC		10/14 @ 100	10,020,885
AAA	25,520		Recreational Fac. Impvts. Misc. RB, Ser. A, Zero Coupon, 10/01/38, MBIA		10/15 @ 30.363	5,259,927
AAA	5,485		Cnty. of Orange, Sales Tax RB, 4.75%, 10/01/32, XLCA		10/16 @ 100	5,674,068
A+	2,300		Highlands Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Adventist Bolingbrook Hlth. Sys. Proj., 5.125%, 11/15/32		11/16 @ 100	2,428,639
AAA	1,880		JEA, Wtr. Util. Impvts. Wtr. RB, Ser. A, 4.75%, 10/01/36, MBIA		04/11 @ 100	1,919,856

						28,974,547

			Georgia—3.9%
			City of Atlanta,
AAA	800		Port, Arpt. & Marina Impvts. RB, Ser. J, 5.00%, 1/01/34, FSA		01/15 @ 100	844,528
AAA	9,555		Wtr. RB, Ser. A, 5.00%, 11/01/38, FGIC		05/09 @ 101	9,782,982
AAA	2,000		Wtr. Util. Impvts. RB, 5.00%, 11/01/34, FSA		11/14 @ 100	2,120,100
AAA	3,235		Wtr. Util. Impvts. RB, 5.00%, 11/01/37, FSA		11/14 @ 100	3,429,262

						16,176,872

			Illinois—15.7%
AAA	11,550		City of Chicago, Hwy. Impvts. RB, 5.25%, 1/01/27, AMBAC		01/11 @ 101	12,225,675
			Met. Pier & Exposition Auth.,
AAA	24,010		Pub. Impvts. Sales Tax RB, McCormick Place Expansion Proj., Ser. A, 5.00%, 12/15/28, MBIA		06/12 @ 101	25,251,557
AAA	15,000		Sales Tax RB, McCormick Place Expansion Proj., Ser. B, Zero Coupon, 6/15/28, MBIA		No Opt. Call	6,061,650
AAA	6,165		Mun. Elec. Agcy., Elec., Pwr. & Lt. RB, 4.50%, 2/01/35, FGIC		02/16 @ 100	6,205,381

See Notes to Financial Statements.

BlackRock Insured Municipal Income Trust (BYM) (continued)

(Percentages shown are based on Net Assets)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			Illinois—(cont’d)
AAA	$14,875		Vlg. of Bolingbrook, Ad Valorem Ppty. Tax GO, Ser. A, 4.75%, 1/01/38, MBIA	01/15 @ 100	$15,335,827

					65,080,090

			Indiana—1.2%
AAA	4,725		Mun. Pwr. Agcy. Pwr. Sply. Sys., Elec., Pwr. & Lt. Impvts. RB, Ser. A, 4.50%, 1/01/32, AMBAC	01/16 @ 100	4,769,415

			Kansas—0.4%
A	1,750		Univ. of Kansas Hosp. Auth., Hlth., Hosp. & Nursing Home RB, Univ. of Kansas Hlth. Sys. Proj., 5.00%, 9/01/36	09/16 @ 100	1,825,338

			Louisiana—3.9%
			State of Louisiana,
AAA	10,000		Hwy. Impvts. Fuel Sales Tax RB, Ser. A, 4.75%, 5/01/39, FSA	05/16 @ 100	10,345,300
AAA	5,450		Hwy. Impvts. Sales Tax RB, Ser. A, 5.00%, 5/01/35, FGIC	05/15 @ 100	5,787,464

					16,132,764

			Massachusetts—7.5%
AAA	24,000		Tpke. Auth. Met. Hwy. Sys., Hwy. Tolls RB, Ser. A, 5.00%, 1/01/39, AMBAC	01/09 @ 101	24,572,640
AA	5,985		Wtr. Recs. Auth., Wtr. RB, Ser. A, 5.00%, 8/01/41	08/16 @ 100	6,373,486

					30,946,126

			Michigan—0.4%
AAA	1,415		Detroit, Swr. Impvts. Swr. RB, 5.00%, 7/01/32, FSA	07/13 @ 100	1,488,637

			Missouri—1.0%
AAA	4,100		Joint Mun. Elec. Util. Comm., Elec., Pwr. & Lt. Impvts. RB, Plum Point Proj., 4.60%, 1/01/36, MBIA	01/16 @ 100	4,176,752

			Nebraska—1.1%
AA	4,280		Omaha Pub. Pwr. Dist., Elec., Pwr. & Lt. Impvts. RB, Ser. A, 4.75%, 2/01/44	02/14 @ 100	4,383,876

			Nevada—9.6%
AAA	6,000	[3]	Reno, Misc. Taxes RB, Reno Transp. Proj., 5.125%, 6/01/12, AMBAC	N/A	6,401,880
			Truckee Meadows Wtr. Auth.,
AAA	10,000		Wtr. RB, 4.875%, 7/01/34, XLCA	07/16 @ 100	10,414,500
AAA	10,000	[3]	Wtr. Util. Impvts. RB, Ser. A, 5.00%, 7/01/11, FSA	N/A	10,532,900
AAA	6,500	[3]	Wtr. Util. Impvts. RB, Ser. A, 5.125%, 7/01/11, FSA	N/A	6,878,755
AAA	5,000	[3]	Wtr. Util. Impvts. RB, Ser. A, 5.25%, 7/01/11, FSA	N/A	5,316,200

					39,544,235

			New York—4.4%
AAA	7,305		New York City Mun. Wtr. Fin. Auth., Wtr. RB, Ser. C, 5.00%, 6/15/35, AMBAC	06/14 @ 100	7,743,957
AAA	10,000		New York City Trust for Cultural Recs., Recreational RB, American Museum of Natural History Proj., Ser. A, 5.00%, 7/01/44, MBIA	07/14 @ 100	10,548,200

					18,292,157

			Ohio—2.5%
AAA	10,000		Air Qual. Dev. Auth., Rec. Recovery RB, Dayton Pwr. & Lt. Co. Proj., 4.80%, 1/01/34, FGIC	07/15 @ 100	10,371,000

			Pennsylvania—2.0%
BBB	2,500		Lebanon Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Good Samaritan Hosp. Proj., 6.00%, 11/15/35	11/12 @ 101	2,730,050
AAA	5,200	[3]	City of Philadelphia, Natural Gas Util. Impvts. RB, Ser. 3, 5.125%, 8/01/11, FSA	N/A	5,499,780

					8,229,830

			Puerto Rico—0.5%
A-	1,750		Comnwlth. Hwy. & Transp. Auth., Hwy. Tolls RB, Ser. CC, 5.50%, 7/01/31	No Opt. Call	2,073,750

			South Carolina—8.8%
AAA	5,000	[3]	Pub. Svc. Auth., Elec., Pwr. & Lt. RB, Ser. B, 5.50%, 1/01/12, FSA	N/A	5,402,250
AAA	4,000		Scago Edl. Facs. Corp. for Colleton Sch. Dist., Sch. Impvts. Lease Appropriation RB,Pickens Cnty. Proj., 5.00%, 12/01/31, FSA	12/16 @ 100	4,250,480
			Transp. Infrastructure Bank,
AAA	12,750		Fuel Sales Tax RB, Ser. A, 5.00%, 10/01/33, AMBAC	10/12 @ 100	13,382,783
AAA	12,660	[3]	Trans. Impvts. RB, Ser. B, 5.125%, 10/01/11, AMBAC	N/A	13,436,944

					36,472,457

See Notes to Financial Statements.

BlackRock Insured Municipal Income Trust (BYM) (continued)

(Percentages shown are based on Net Assets)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			Tennessee—4.6%
			Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hlth., Hosp. & Nursing Home RB, Covenant Hlth. Proj.,
A	$10,000		Zero Coupon, 1/01/41	01/17 @ 30.07	$1,851,300
AAA	11,705		Ser. A, Zero Coupon, 1/01/22, FSA	01/13 @ 59.566	5,419,298
AAA	9,260		Ser. A, Zero Coupon, 1/01/23, FSA	01/13 @ 56.016	4,024,859
AAA	8,500		Ser. A, Zero Coupon, 1/01/24, FSA	01/13 @ 52.749	3,475,055
AAA	6,850		Ser. A, Zero Coupon, 1/01/25, FSA	01/13 @ 49.712	2,636,291
AAA	5,000		Ser. A, Zero Coupon, 1/01/26, FSA	01/13 @ 46.781	1,804,650

					19,211,453

			Texas—27.2%
			City of San Antonio, Wtr. RB,
AAA	9,350		5.125%, 5/15/29, FGIC	05/14 @ 100	9,950,457
AAA	10,000		5.125%, 5/15/34, FGIC	05/14 @ 100	10,610,200
			Cnty. of Harris,
AAA	7,485		Ad Valorem Ppty. Tax GO, Zero Coupon, 8/15/25, MBIA	No Opt. Call	3,412,262
AAA	10,915		Ad Valorem Ppty. Tax GO, Zero Coupon, 8/15/28, MBIA	No Opt. Call	4,342,969
AAA	5,510		Hwy. Tolls RB, 5.00%, 8/15/30, FSA	08/12 @ 100	5,777,951
AAA	10,030		Coppell Indpt. Sch. Dist., Ad Valorem Ppty. Tax GO, Zero Coupon, 8/15/30, PSF	No Opt. Call	3,654,029
AAA	2,350	[3]	Dallas Area Rapid Trans., Sales Tax RB, 5.00%, 12/01/11, AMBAC	N/A	2,484,138
			Harris Cnty. Houston Sports Auth.,
AAA	5,785		Hotel Occupancy Tax RB, Ser. H, Zero Coupon, 11/15/38, MBIA	11/31 @ 64.91	1,220,924
AAA	6,160		Hotel Occupancy Tax RB, Ser. H, Zero Coupon, 11/15/39, MBIA	11/31 @ 60.976	1,218,633
AAA	26,890		Lease RB, Ser. A-3, Zero Coupon, 11/15/38, MBIA	11/24 @ 43.826	5,311,313
AAA	27,675		Lease RB, Ser. A-3, Zero Coupon, 11/15/39, MBIA	11/24 @ 41.258	5,138,141
AAA	2,000		Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home RB, Providence Hlth. Care Svcs. Proj., 4.50%, 10/01/35, FGIC	10/16 @ 100	2,003,020
AAA	5,315		Lewisville Indpt. Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Zero Coupon, 8/15/24, FGIC	08/15 @ 66.003	2,388,614
AAA	6,000		Lower Colorado River Auth., Misc. RB, 4.75%, 5/15/36, AMBAC	05/11 @ 100	6,100,380
AAA	1,045		Montgomery Cnty. Mun. Util. Dist. No. 46, Pub. Impvts. Ad Valorem Ppty. Tax GO, 4.75%, 3/01/30, MBIA	03/14 @ 100	1,071,282
AAA	9,500		Northside Indpt. Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, 5.125%, 6/15/29, PSF	06/14 @ 100	10,116,170
AAA	3,000		Pearland, Ad Valorem Ppty. Tax GO, 4.75%, 3/01/29, FGIC	03/16 @ 100	3,111,300
AAA	30,145		Tpke. Auth., Hwy. Impvts. Tolls RB, Ser. A, 5.00%, 8/15/42, AMBAC	08/12 @ 100	31,520,516
BBB+	3,000		Tyler Hlth. Facs. Dev. Corp., Hlth., Hosp. & Nursing Home Impvts. RB, Mother Frances Hosp. Proj., 6.00%, 7/01/31	07/12 @ 100	3,214,290

					112,646,589

			Virginia—3.4%
			Chesterfield Cnty. Indl. Dev. Auth.,
Baa1	3,000		Indl. Impvts. RB, Elec. & Pwr. Co. Proj., Ser. A, 5.875%, 6/01/17	11/10 @ 102	3,225,840
Baa1	4,000		Indl. RB, Elec. & Pwr. Co. Proj., Ser. B, 5.875%, 6/01/17	11/10 @ 102	4,321,200
A-	6,000		Stafford Cnty. Econ. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Medicorp Hlth. Sys. Oblig. Proj., 5.25%, 6/15/37	06/16 @ 100	6,380,580

					13,927,620

			Washington—10.0%
AAA	9,610		Central Washington Univ., Coll. & Univ. RB, 5.00%, 5/01/34, FGIC	05/14 @ 100	10,130,189
AAA	3,655		Chelan Cnty. Pub. Util. Dist. No. 1, Elec., Pwr. & Lt. RB, Chelan Hydro Sys. Proj., Ser. C, 5.125%, 7/01/33, AMBAC	07/12 @ 100	3,828,064
AAA	9,500		City of Seattle, Pkg. Fac. Impvts. Ad Valorem Ppty. Tax GO, Ser. F, 5.125%, 12/15/28, MBIA	12/08 @ 100	9,686,295
AAA	2,200		Cnty. of King, Swr. RB, 5.00%, 1/01/36, FSA	01/16 @ 100	2,342,120
AAA	4,110		Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home RB, Providence Hlth. Care Svcs. Proj., Ser. A, 4.625%, 10/01/34, FGIC	10/16 @ 100	4,152,703
AAA	4,500		Port of Seattle, Port, Arpt. & Marina RB, Ser. A, 5.00%, 4/01/31, FGIC	10/11 @ 100	4,675,410
AAA	6,380		Pub. Impvts. Misc. GO, Ser. A, 5.00%, 7/01/25, FSA	07/11 @ 100	6,647,131

					41,461,912

See Notes to Financial Statements.

BlackRock Insured Municipal Income Trust (BYM) (continued)

(Percentages shown are based on Net Assets)

Rating[1]	Principal Amount (000)	Description		Option Call Provisions[2]	Value

		West Virginia—0.3%
AAA	$1,295	Econ. Dev. Auth., Correctional Fac. Impvts. Lease RB, Correctional Juvenile Safety Proj., Ser. A, 5.00%, 6/01/29, MBIA		06/14 @ 100	$1,372,454

		Total Long-Term Investments (cost $590,119,678)			635,412,410

	Shares
	(000)

		MONEY MARKET FUND—1.5%
NR	6,300 [4,5]	Merrill Lynch Institutional Tax Exempt Fund, 3.49% (cost $6,300,000)		N/A	6,300,000

		Total Investments—155.1% (cost $596,419,6786)			$641,712,410
		Other assets in excess of liabilities—0.3%			1,124,868
		Preferred shares at redemption value, including dividends payable—(55.4)%	.		(229,050,251)

		Net Assets Applicable to Common Shareholders—100%			$413,787,027

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Represents an investment in an affiliate.
[5]	Represents current yield as of February 28, 2007.
[6]

Cost for federal income tax purposes is $596,397,483. The net unrealized appreciation on a tax basis is $45,314,927, consisting of $45,336,969 gross unrealized appreciation and $22,042 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represents approximately 86.5% of the Trust’s managed assets.

AMBAC	—	21.9%
FGIC	—	20.5%
FSA	—	16.4%
MBIA	—	22.0%
PSF	—	2.2%
XCLA	—	2.5%
Other	—	1.0%

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	PSF	—	Public School Fund Guaranteed
FSA	—	Financial Security Assurance	RB	—	Revenue Bond
GO	—	General Obligation	XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2007
BlackRock Municipal Bond Trust (BBK)

(Percentages shown are based on Net Assets)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			LONG-TERM INVESTMENTS—148.3%
			Alabama—6.2%
AAA	$470		Birmingham Wtr. Wks. & Swr. Brd., Wtr. Util. Impvt. Wtr. RB, Ser. A, 4.50%, 1/01/35, FSA	01/16 @ 100	$474,418
A2	7,500		Huntsville Hlth. Care Auth., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.75%, 6/01/31	06/11 @ 101	8,014,275
			Spl. Care Facs. Fing. Auth. Birmingham, Hlth., Hosp. & Nursing Home RB, Ascension Hlth. Proj.,
AA+	1,135		Ser. C-2, 5.00%, 11/15/36	11/16 @ 100	1,191,035
AA+	815		Ser. C-2, 5.00%, 11/15/39	11/16 @ 100	853,003

					10,532,731

			Arizona—0.7%
			San Luis Fac. Dev. Corp., Correctional Fac. Impvts. Misc. RB, Regl. Detention Ctr. Proj.,
NR	300		6.25%, 5/01/15	05/10 @ 107	305,088
NR	300		7.00%, 5/01/20	05/10 @ 107	305,394
NR	600		7.25%, 5/01/27	05/10 @ 107	614,118

					1,224,600

			California—4.0%
A+	1,800		California GO, 5.00%, 6/01/34	12/14 @ 100	1,900,494
			Cnty. Tobacco Sec. Agcy., Tobacco Settlement Funded RB,
BBB-	850		Ser. B, Zero Coupon, 6/01/46	06/16 @ 17.602	87,610
BB	4,500		Ser. C, Zero Coupon, 6/01/55	06/16 @ 8.9	226,305
NR	5,750		Stanislaus Cnty. Proj., Ser. D, Zero Coupon, 6/01/55	06/16 @ 6.219	191,417
AA-	2,660		Univ. of California, Univ. & Coll. Impvts. RB, Ser. B, 4.75%, 5/15/38	05/13 @ 101	2,741,715
NR	1,585		Val Verde Unified Sch. Dist. ST, 6.25%, 10/01/28	10/13 @ 102	1,683,254

					6,830,795

			Colorado—0.8%
AAA	635		City of Colorado Springs, Mult. Util. Impvts. RB, Ser. C, 5.00%, 11/15/45, FSA	11/15 @ 100	674,091
Baa2	635		Park Creek Met. Dist., Ppty. Tax Misc. RB, 5.50%, 12/01/37	12/15 @ 101	679,558

					1,353,649

			District of Columbia—11.0%
			Dist. of Columbia,
AAA	6,000		Econ. Impvts. TA, Gallary Place Proj., 5.40%, 7/01/31, FSA	07/12 @ 100	6,398,280
A	595		Misc. RB, Friendship Pub. Charter Sch. Proj., 5.25%, 6/01/33, ACA	06/14 @ 100	628,742
AAA	33,450		Univ. & Coll. Impvts. RB, Georgetown Univ. Proj., Ser. A, Zero Coupon, 4/01/38, MBIA	04/11 @ 20.243	5,655,392
BBB	5,580		Tobacco Settlement Fing. Corp., Tobacco Settlement Funded RB, 6.75%, 5/15/40	05/11 @ 101	6,145,477

					18,827,891

			Florida—19.6%
AAA	1,845		Cnty. of Orange, Sales Tax RB, 4.75%, 10/01/32, XLCA	10/16 @ 100	1,908,597
BBB+	1,535		Halifax Hosp. Med. Ctr., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.00%, 6/01/38	06/16 @ 100	1,578,425
AAA	770		JEA, Wtr. Util. Impvts. Wtr. RB, Ser. A, 4.75%, 10/01/36, MBIA	04/11 @ 100	786,324
BB+	6,200		Martin Cnty. Indl. Dev. Auth., Indl. RB, Indiantown Cogeneration Proj., Ser. A, 7.875%, 12/15/25, AMT	04/07 @ 100	6,265,472
BB+	2,810		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	3,217,984
A+	10,000	[3]	Orange Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Adventist Hlth. Sys. Proj., 5.625%, 11/15/12	N/A	11,042,000
AAA	7,255		Palm Beach Cnty. Hsg. Fin. Auth., Multi-Fam. Hsg. RB, Indian Trace Apts. Proj., Ser. A, 5.625%, 1/01/44, FSA, AMT	01/12 @ 100	7,503,991
NR	990		Stevens Plantation Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. A, 7.10%, 5/01/35	05/14 @ 100	1,080,922

					33,383,715

			Georgia—3.9%
			City of Atlanta,
AAA	1,250		Port, Arpt. & Marina Impvts. RB, Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	1,319,575
AAA	5,000		Wtr. Util. Impvts. RB, 5.00%, 11/01/37, FSA	11/14 @ 100	5,300,250

					6,619,825

See Notes to Financial Statements.

BlackRock Municipal Bond Trust (BBK) (continued)

(Percentages shown are based on Net Assets)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			Illinois—22.6%
NR	$1,150	[4]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	$1,194,781
			City of Chicago, Ad Valorem Ppty. Tax GO,
AAA	4,285	[3]	5.50%, 1/01/11, MBIA	N/A	4,602,219
AAA	1,540		5.50%, 1/01/38, MBIA	01/11 @ 101	1,639,746
AAA	55	[3]	Ser. A, 5.50%, 1/01/11, MBIA	N/A	59,072
BBB	6,000	[3]	Edl. Facs. Auth., Univ. & Coll. Impvts. RB, Student Hsg. Edl. Advancement Fund Univ. Ctr. Proj., 6.25%, 5/01/07	N/A	6,024,720
			Fin. Auth.,
BBB	1,065		Coll. & Univ. RB, Edl. Advancement Proj., Ser. B, 5.00%, 5/01/25	11/16 @ 100	1,095,384
BBB	850		Coll. & Univ. RB, Edl. Advancement Proj., Ser. B, 5.00%, 5/01/30	11/16 @ 100	870,918
BB+	420		Hlth., Hosp. & Nursing Home RB, Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%, 2/15/37	02/15 @ 100	434,553
Baa2	525		Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. A, 5.125%, 6/01/35	06/14 @ 100	542,462
Baa3	425		Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. B, 5.375%, 6/01/35	06/14 @ 100	439,008
A	6,000		Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Lake Forest Hosp. Proj., Ser. A, 5.75%, 7/01/29	07/12 @ 100	6,458,340
			Met. Pier & Exposition Auth., Pub. Impvts. Sales Tax RB, McCormick Place Expansion Proj.,
AAA	10,000		Ser. A, Zero Coupon, 6/15/35, MBIA	No Opt. Call	2,959,000
AAA	10,000		Ser. A, Zero Coupon, 12/15/36, MBIA	No Opt. Call	2,774,000
AAA	10,000		Ser. A, Zero Coupon, 12/15/37, MBIA	No Opt. Call	2,649,200
AAA	2,535		Mun. Elec. Agcy., Elec., Pwr. & Lt. RB, 4.50%, 2/01/35, FGIC	02/16 @ 100	2,551,604
AAA	23,065		Vlg. of Bolingbrook, Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, Zero Coupon, 1/01/36, FGIC	01/12 @ 23.018	4,302,314

					38,597,321

			Indiana—2.3%
Aa2	1,955		Multi-Fam. Hsg., Loc. Hsg. RB, Canterbury House Apts. Proj., Ser. 1, 5.90%, 12/01/34, AMT	12/11 @ 100	2,022,663
AAA	1,950		Mun. Pwr. Agcy., Elec., Pwr. & Lt. Impvts. RB, Ser. A, 4.50%, 1/01/32, AMBAC	01/16 @ 100	1,968,330

					3,990,993

			Kansas—3.1%
A-	5,000		Wichita Arpt. Auth., Port, Arpt. & Marina Impvts. RB, Cessna Citation Svc. Ctr. Proj., Ser. A, 6.25%, 6/15/32, AMT	06/12 @ 101	5,363,850

			Maryland—3.3%
NR	1,250		City of Baltimore, Pub. Impvts. Tax Incr./Alloc. ST, Harborview Lot No. 2 Proj., 6.50%, 7/01/31	07/13 @ 101	1,367,700
NR	3,000		Frederick Cnty., Pub. Impvt. ST, Urbana Cmnty. Dev. Auth. Proj., Ser. B, 6.25%, 7/01/30	07/07 @ 102	3,074,430
A3	1,040		Hlth. & Higher Edl. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Medstar Hlth., Inc. Proj., 5.50%, 8/15/33	08/14 @ 100	1,116,201

					5,558,331

			Massachusetts—0.9%
AA	1,450		Wtr. Recs. Auth., Wtr. RB, Ser. A, 5.00%, 8/01/41	08/16 @ 100	1,544,120

			Michigan—0.7%
A1	1,065		Hosp. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Henry Ford Hlth. Sys. Proj., Ser. A, 5.25%, 11/15/46	11/16 @ 100	1,133,778

			Mississippi—0.9%
BBB+	1,605		Business Fin. Comm., Indl. Impvts. RB, Northrop Grumman Ship Sys. Proj., 4.55%, 12/01/28	12/16 @ 100	1,619,525

			Multi-State—7.1%
Baa1	10,500	[4]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	12,169,185

			Nebraska—1.1%
AA	1,760		Omaha Pub. Pwr. Dist., Elec., Pwr. & Lt. Impvts. RB, Ser. A, 4.75%, 2/01/44	02/14 @ 100	1,802,715

			Nevada—2.9%
A+	1,325		Cnty. of Clark, Private Schs. RB, Alexander Dawson Sch. Proj., 5.00%, 5/15/29	05/16 @ 100	1,391,780
NR	1,395		Las Vegas Spl. Dist. No. 809, Pub. Impvts. SA, Summerlin Area Proj., 5.65%, 6/01/23	06/07 @ 103	1,440,589
AAA	2,000		Truckee Meadows Wtr. Auth., Wtr. RB, 4.875%, 7/01/34, XLCA	07/16 @ 100	2,082,900

					4,915,269

See Notes to Financial Statements.

BlackRock Municipal Bond Trust (BBK) (continued)

(Percentages shown are based on Net Assets)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			New Jersey—9.8%
			Econ. Dev. Auth.,
BBB	$1,500		Econ. Impvts. Cigarette Tax RB, 5.50%, 6/15/31	06/14 @ 100	$1,594,515
BBB-	1,500		Hlth., Hosp. & Nursing Home RB, Marcus L. Ward Home Proj., Ser. A, 5.80%, 11/01/31	11/14 @ 100	1,634,205
B	3,000		Port, Arpt. & Marina Impvts. RB, Contl. Airlines, Inc. Proj., 7.20%, 11/15/30, AMT	11/10 @ 101	3,267,660
Baa3	7,500		SA, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call	9,266,025
NR	915		Middlesex Cnty. Impvt. Auth., Pub. Impvts. Hotel Occupancy Tax RB, Heldrich Associates LLC Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	951,307

					16,713,712

			New York—10.2%
NR	455		Albany Indl. Dev. Agcy., Sch. Impvts. Lease Approp. RB, New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/35	05/15 @ 102	454,936
AAA	1,330		Env. Facs. Corp., Swr. Impvts. Misc. RB, NYC Mun. Wtr. Proj., Ser. B, 5.00%, 6/15/31	06/12 @ 100	1,392,204
AA-	2,610		Liberty Dev. Corp., Indl. Impvts. Misc. RB, Goldman Sachs Group, Inc. Proj., 5.25%, 10/01/35	No Opt. Call	3,063,566
AAA	1,760		Met. Transp. Auth., Misc. RB, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	1,843,811
			Nanuet Union Free Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO.,
AAA	1,085		4.30%, 6/15/29, FSA	06/15 @ 100	1,092,476
AAA	1,130		4.30%, 6/15/30, FSA	06/15 @ 100	1,136,215
B	6,165		New York City Indl. Dev. Agcy., Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.75%, 8/01/31, AMT	08/16 @ 101	7,491,215
AAA	820		Syracuse Indl. Dev. Agcy., Indl. Impvts. RB, Crousel Ctr. Proj., Ser. A, 5.00%, 1/01/36	01/17@ 100	864,944

					17,339,367

			North Carolina—1.9%
NR5	2,945		Gaston Cnty. Indl. Facs. & Poll. Ctrl. Fing. Auth., Indl. Impvts. RB, 5.75%, 8/01/35, AMT	08/15 @ 100	3,173,679

			Ohio—2.6%
AAA	4,220		Air Qual. Dev. Auth., Rec. Recovery RB, Dayton Pwr. & Lt. Co. Proj., 4.80%, 1/01/34, FGIC	07/15 @ 100	4,376,562

			Oklahoma—1.2%
B	1,725		Tulsa Mun. Arpt. Trust, Port, Arpt. & Marina Impvts. RB, Ser. A, 7.75%, 6/01/35, AMT	No Opt. Call	2,059,236

			Oregon—0.3%
Aa2	550		Multi-Fam. Hsg., Local Hsg. RB, Pacific Tower Apts. Proj., Ser. 6, 6.05%, 11/01/34, AMT	12/11 @ 100	570,856

			Pennsylvania—2.5%
BB-	3,870		Econ. Dev. Fing. Auth., Elec., Pwr. & Lt. Impvts. RB, Reliant Energy Conv. Proj., Ser. A,6.75%, 12/01/36, AMT	06/11 @ 103	4,274,222

			Puerto Rico—3.0%
			Comnwlth.,
BBB	2,650		Ad Valorem Ppty. Tax GO, Ser. B, 5.00%, 7/01/35	07/16 @ 100	2,805,979
AAA	1,070		Hwy. Impvts. Tolls RB, Ser. N, 5.25%, 7/01/34	No Opt. Call	1,255,452
AAA	900		Hwy. Impvts. Tolls RB, Ser. N, 5.25%, 7/01/36	No Opt. Call	1,061,046

					5,122,477

			South Carolina—0.7%
BBB+	1,000	[3]	Jobs Econ. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Palmetto Hlth. Proj., Ser. C, 7.00%, 8/01/13	N/A	1,183,313

			Texas—17.4%
			Dallas Area Rapid Trans., Sales Tax RB,
AAA	1,200		4.50%, 12/01/26, AMBAC	12/16 @ 100	1,223,688
AAA	940	[3]	5.00%, 12/01/11, AMBAC	N/A	993,655
AAA	11,690		Harris Cnty. Houston Sports Auth., Hotel Occupancy Tax RB, Ser. G, Zero Coupon, 11/15/41, MBIA	11/31 @ 53.779	2,039,204
AAA	605		Lower Colorado River Auth., Misc. RB, Ser. A, 5.00%, 5/15/31, MBIA	05/13 @ 100	633,550
AAA	430		Montgomery Cnty. Mun. Util. Dist. No. 46, Pub. Impvts. Ad Valorem Ppty. Tax GO, 4.75%, 3/01/30, MBIA	03/14 @ 100	440,815
Aa2	2,590		Multi-Fam. Hsg., Local Hsg. RB, Copperwood Ranch Apts. Proj., Ser. 9, 5.95%, 11/01/35, AMT	12/11 @ 100	2,690,777
			Tpke. Auth.,
AAA	60,000		Central Sys. RB, Zero Coupon, 8/15/35, AMBAC	08/12 @ 25.665	12,088,800
AAA	2,115		Hwy. Impvts. Tolls RB, Ser. A, 5.00%, 8/15/42, AMBAC	08/12 @ 100	2,211,507
BBB+	6,840		Tyler Hlth. Facs. Dev. Corp., Hlth., Hosp. & Nursing Home Impvts. RB, Mother Frances Hosp. Proj., 6.00%, 7/01/31	07/12 @ 100	7,328,581

					29,650,577

See Notes to Financial Statements.

BlackRock Municipal Bond Trust (BBK) (continued)

(Percentages shown are based on Net Assets)

Rating[1]	Principal Amount (000)	Description	Option Call Provisions[2]	Value

		Washington—1.9%
AAA	$905	Cnty. of King, Swr. RB, 5.00%, 1/01/36, FSA	01/16 @ 100	$963,463
AAA	2,220	Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home RB, Providence Hlth. Care Svcs. Proj., Ser. A, 4.625%, 10/01/34, FGIC	10/16 @ 100	2,243,066

				3,206,529

		West Virginia—0.3%
AAA	520	Econ. Dev. Auth., Correctional Fac. Impvts. Lease RB, Correctional Juvenile Safety Proj., Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	551,101

		Wisconsin—5.4%
		Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB,
A-	1,350	Aurora Hlth. Care Proj., 6.40%, 4/15/33	04/13 @ 100	1,509,286
A-	7,000 [3]	Wheaton Franciscan Svcs. Proj., 5.75%, 2/15/12	N/A	7,700,210

				9,209,496

		Total Long-Term Investments (cost $229,723,040)		252,899,420

	Shares
	(000)

		MONEY MARKET FUND—5.5%
NR	9,300 [6,7]	Merrill Lynch Institutional Tax Exempt Fund, 3.46% (cost $9,300,000)	N/A	9,300,000

		Total Investments—153.8% (cost $239,023,0408)		$262,199,420
		Liabilities in excess of other assets—(0.7)%		(1,184,377)
		Preferred shares at redemption value, including dividends payable—(53.1)%		(90,530,248)

		Net Assets Applicable to Common Shareholders—100%		$170,484,795

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 28, 2007, the Trust held 7.8% of its net assets, with a current market value of $13,363,966, in securities restricted as to resale.

[5]	Security is deemed to be of investment grade quality by the investment advisor.
[6]	Represents an investment in an affiliate.
[7]	Represents current yield as of February 28, 2007.
[8]

Cost for federal income tax purposes is $239,027,520. The net unrealized appreciation on a tax basis is $23,171,900, consisting of $23,177,442 gross unrealized appreciation and $5,542 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	MBIA	—	Municipal Bond Insurance Assoc.
AMBAC	—	American Municipal Bond Assurance Corp.	RB	—	Revenue Bond
AMT	—	Subject to Alternative Minimum Tax	SA	—	Special Assessment
FGIC	—	Financial Guaranty Insurance Co.	ST	—	Special Tax
FSA	—	Financial Security Assurance	TA	—	Tax Allocation
GO	—	General Obligation	XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2007
BlackRock Municipal Income Trust II (BLE)

(Percentages shown are based on Net Assets)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			LONG-TERM INVESTMENTS—153.2%
			Alabama—1.5%
AAA	$1,010		Birmingham Wtr. Wks. & Swr. Brd., Wtr. Util. Impvt. Wtr. RB, Ser. A, 4.50%, 1/01/35, FSA	01/16 @ 100	$1,019,494
			Spl. Care Facs. Fing. Auth. Birmingham, Hlth., Hosp. & Nursing Home RB, Ascension Hlth. Proj.,
AA+	2,525		Ser. C-2, 5.00%, 11/15/36	11/16 @ 100	2,649,659
AA+	1,825		Ser. C-2, 5.00%, 11/15/39	11/16 @ 100	1,910,100

					5,579,253

			California—7.1%
A	2,250		Agua Caliente Band of Cahuilla Indians, Casinos Parimutuel Betting RB, 6.00%, 7/01/18	07/13 @ 100	2,447,437
A+	2,700		California GO, 5.00%, 6/01/34	12/14 @ 100	2,850,741
			Cnty. Tobacco Sec. Agcy., Tobacco Settlement Funded RB,
BBB-	1,840		Ser. B, Zero Coupon, 6/01/46	06/16 @ 17.602	189,649
BB	9,710		Ser. C, Zero Coupon, 6/01/55	06/16 @ 8.9	488,316
NR	12,410		Ser. D, Stanislaus Cnty. Proj., Zero Coupon, 6/01/55	06/16 @ 6.219	413,129
A	3,500		Mobilehome Park Fing. Auth., St. Single-Fam. Hsg. RB, Millenium Hsg. Corp. Proj., Ser. A, 5.25%, 3/15/34, ACA	03/13 @ 102	3,726,555
NR	4,620		San Francisco City & Cnty. Redev. Agcy., Pub. Impvts. ST, Mission Bay South Pub. Proj., 6.625%, 8/01/27	08/11 @ 101	4,998,979
A+	5,000		Statewide Cmntys. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mem. Hlth. Svcs. Proj., Ser. A, 5.50%, 10/01/33	04/13 @ 100	5,321,100
AA-	5,755		Univ. of California, Univ. & Coll. Impvts. RB, Ser. B, 4.75%, 5/15/38	05/13 @ 101	5,931,793

					26,367,699

			Colorado—4.8%
AAA	1,375		City of Colorado Springs, Mult. Util. Impvts. RB, Ser. C, 5.00%, 11/15/45, FSA	11/15 @ 100	1,459,645
AA	10,000	[3]	Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Catholic Hlth. Initiatives Proj., Ser. A, 5.50%, 3/01/32	ETM	10,768,600
AAA	4,000		Northwest Pkwy. Pub. Hwy. Auth., Hwy. Tolls RB, Ser. A, 5.25%, 6/15/41, FSA	06/11 @ 102	4,257,920
Baa2	1,375		Park Creek Met. Dist., Ppty. Tax Misc. RB, 5.50%, 12/01/37	12/15 @ 101	1,471,484

					17,957,649

			District of Columbia—6.2%
A	1,265		Misc. RB, Friendship Pub. Charter Sch. Proj., 5.25%, 6/01/33, ACA	06/14 @ 100	1,336,738
			Tobacco Settlement Fing. Corp., Tobacco Settlement Funded RB,
BBB	7,500		6.50%, 5/15/33	No Opt. Call	8,938,275
BBB	11,500		6.75%, 5/15/40	05/11 @ 101	12,665,410

					22,940,423

			Florida—14.6%
BBB+	2,650		City of Leesburg, Hlth., Hosp. & Nursing Home Impvts. RB, Leesburg Regl. Med. Ctr. Proj., 5.50%, 7/01/32	07/12 @ 100	2,771,847
AAA	3,990		Cnty. of Orange, Sales Tax RB, 4.75%, 10/01/32, XLCA	10/16 @ 100	4,127,535
NR	15		Fishhawk Cmnty. Dev. Dist. II, Pub. Impvts. SA TA, Ser. B, 5.00%, 11/01/07	No Opt. Call	15,001
AAA	1,670		JEA, Wtr. Util. Impvts. Wtr. RB, Ser. A, 4.75%, 10/01/36, MBIA	04/11 @ 100	1,705,404
NR	4,735		Lakes by the Bay South Cmnty. Dev. Dist., Pub. Impvts. SA RB, Ser. A, 6.25%, 5/01/34	05/14 @ 101	5,109,112
NR4	3,125		Live Oak Comm. Dev. Dist. No. 1, Pub. Impvts. SA, Ser. A, 6.30%, 5/01/34	05/13 @ 101	3,354,437
BB+	6,230		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	7,134,534
A+	6,850	[5]	Orange Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Adventist Hlth. Sys. Proj., 5.625%, 11/15/12	N/A	7,563,770
AA-	14,000	[5]	Pinellas Cnty. Hlth. Fac. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Baycare Hlth. Sys., Inc. Proj., 5.50%, 5/15/13	N/A	15,354,080
NR	2,065		Stevens Plantation Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. A, 7.10%, 5/01/35	05/14 @ 100	2,254,650
NR	4,520		Sumter Cnty. Indl. Dev. Auth., Indl. Impvts. RB, No. Sumter Util. Co. LLC Proj., 6.90%, 10/01/34, AMT	10/09 @ 100	4,727,197

					54,117,567

See Notes to Financial Statements.

BlackRock Municipal Income Trust II (BLE) (continued)

(Percentages shown are based on Net Assets)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			Georgia—1.5%
AAA	$205		City of Atlanta, Port, Arpt. & Marina Impvts. RB, Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	$216,410
BBB	5,000		Milledgeville & Baldwin Cnty. Dev. Auth., Univ. & Coll. Impvts. RB, Georgia Coll. & St. Univ. Fndtn. Proj., 5.625%, 9/01/30	09/14 @ 101	5,447,500

					5,663,910

			Illinois—19.6%
NR	2,470	[6]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	2,566,182
AAA	4,290		Chicago O’Hare Intl. Arpt., Port, Arpt. & Marina RB, Ser. C-2, 5.25%, 1/01/30, FSA, AMT	01/14 @ 100	4,539,506
			Fin. Auth.,
A+	7,500	[5]	Cash Flow Mgmt. Hlth., Hosp. & Nursing Home RB, Adventist Hlth. Sys. Sunbelt Oblig. Proj., 5.65%, 11/15/09	N/A	7,947,750
BBB	2,310		Coll. & Univ. RB, Edl. Advancement Proj., Ser. B, 5.00%, 5/01/25	11/16 @ 100	2,375,904
BBB	1,845		Coll. & Univ. RB, Edl. Advancement Proj., Ser. B, 5.00%, 5/01/30	11/16 @ 100	1,890,405
BB+	910		Hlth., Hosp. & Nursing Home RB, Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%, 2/15/37	02/15 @ 100	941,532
AA+	1,880		Hlth., Hosp. & Nursing Home RB, Northwestern Mem. Hosp. Proj., Ser. A, 5.50%, 8/15/43	08/14 @ 100	2,055,310
Baa2	1,125		Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. A, 5.125%, 6/01/35	06/14 @ 100	1,162,418
Baa3	900		Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. B, 5.375%, 6/01/35	06/14 @ 100	929,664
A	8,000		Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Elmhurst Mem. Hosp. Proj., 5.50%, 1/01/22	01/13 @ 100	8,541,840
			Met. Pier & Exposition Auth., Pub. Impvts. St. Tax RB, McCormick Place Expansion Proj.,
AAA	45,190		Ser. A, Zero Coupon, 6/15/33, MBIA	No Opt. Call	14,648,790
AAA	5,000		Ser. A, Zero Coupon, 6/15/40, MBIA	No Opt. Call	1,185,350
AAA	5,490		Mun. Elec. Agcy., Elec., Pwr. & Lt. RB, 4.50%, 2/01/35, FGIC	02/16 @ 100	5,525,960
AAA	15,000		Sports Facs. Auth., Ded. St. Tax Supported RB, Zero Coupon, 6/15/30, AMBAC	06/15 @ 101	14,104,800
AAA	4,000	[5]	Vlg. of Bolingbrook, Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 5.375%, 1/01/12, FGIC	N/A	4,299,800

					72,715,211

			Indiana—8.3%
AA+	5,000		Hlth. Fac. Fing. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Ascension Hlth. Proj., Ser. F, 5.375%, 11/15/25	No Opt. Call	5,451,850
AAA	19,735	[5]	Indianapolis Local Pub. Impvt. Bond Bank, Wtr. Util. Impvts. RB, Wtr. Wks. Proj., Ser. A, 5.25%, 7/01/12, MBIA	N/A	21,214,336
AAA	4,200		Mun. Pwr. Agcy., Elec., Pwr. & Lt. Impvts. RB, Ser. A, 4.50%, 1/01/32, AMBAC	01/16 @ 100	4,239,480

					30,905,666

			Maryland—1.8%
NR	3,000		Frederick Cnty., Pub. Impvts. ST, Urbana Cmnty. Dev. Auth. Proj., Ser. A, 5.95%, 7/01/30	07/07 @ 102	3,073,830
			Hlth. & Higher Edl. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB,
A3	2,240		Medstar Hlth., Inc. Proj., 5.50%, 8/15/33	08/14 @ 100	2,404,125
A	1,000		Union Hosp. of Cecil Cnty. Proj., 5.625%, 7/01/32	07/12 @ 100	1,070,950

					6,548,905

			Massachusetts—0.9%
AA	3,145		Wtr. Recs. Auth., Wtr. RB, Ser. A, 5.00%, 8/01/41	08/16 @ 100	3,349,142

			Michigan—0.7%
A1	2,305		Hosp. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Henry Ford Hlth. Sys. Proj., Ser. A, 5.25%, 11/15/46	11/16 @ 100	2,453,857

			Mississippi—1.6%
BBB	4,950		Lowndes Cnty., Indl. RB, Weyerhaeuser Co. Proj., Ser. A, 6.80%, 4/01/22	No Opt. Call	6,071,621

			Missouri—1.8%
NR	6,000		370 Missouri Bottom Rd. Taussig Rd. Transp. Dev. Dist. Hazelwood, Pub. Impvts. Sales Tax RB, 7.20%, 5/01/33	05/13 @ 100	6,690,600

			Multi-State—3.7%
			Charter Mac Equity Issuer Trust,
A3	1,000	[6]	Ser. A, 5.75%, 10/31/15	No Opt. Call	1,078,800
A3	3,500	[6]	Ser. A, 6.00%, 4/30/19	No Opt. Call	3,906,035
Baa1	5,000	[6]	Ser. B, 6.00%, 4/30/15	No Opt. Call	5,437,800
Baa1	3,000	[6]	Ser. B, 6.30%, 4/30/19	No Opt. Call	3,395,100

					13,817,735

See Notes to Financial Statements.

BlackRock Municipal Income Trust II (BLE) (continued)

(Percentages shown are based on Net Assets)

Rating[1]	Principal Amount (000)		Description		Option Call Provisions[2]	Value

			Nevada—2.8%
A+	$2,855		Cnty. of Clark, Private Schs. RB, Alexander Dawson Sch. Proj., 5.00%, 5/15/29		05/16 @ 100	$2,998,892
NR	2,565		Henderson Local Impvt. Dist. No. T-14, Pub. Impvts. SA, 5.80%, 3/01/23		09/07 @ 103	2,652,698
AAA	4,400		Truckee Meadows Wtr. Auth., Wtr. RB, 4.875%, 7/01/34, XLCA		07/16 @ 100	4,582,380

						10,233,970

			New Jersey—12.4%
			Econ. Dev. Auth.,
BBB	9,000		Econ. Impvts. Cigarette Tax RB, 5.50%, 6/15/31		06/14 @ 100	9,567,090
Baa3	10,000		Econ. Impvts. Elec., Pwr. & Lt. RB, New Jersey Metromall Urban Renewal Proj., 6.50%, 4/01/31, AMT		No Opt. Call	12,038,800
BBB	4,000		Econ. Impvts. Misc. RB, Cigarette Tax Proj., 5.75%, 6/15/34		06/14 @ 100	4,313,720
B	10,100		Port, Arpt. & Marina Impvts. RB, Contl. Airlines, Inc. Proj., 7.20%, 11/15/30, AMT		11/10 @ 101	11,001,122
Baa3	7,475		SA, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28		No Opt. Call	9,235,138

						46,155,870

			New Mexico—1.5%
Baa1	5,200		Hsg. Auth., St. Multi-Fam. Hsg. RB, Villa Delaware Oso Apts. Proj., Ser. A, 6.00%, 1/01/38	.	01/13 @ 102	5,464,680

			New York—8.6%
NR	985		Albany Indl. Dev. Agcy., Sch. Impvts. Lease Appropriation RB, New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/35		05/15 @ 102	984,862
AAA	2,845		Env. Facs. Corp., Swr. Impvts. Misc. RB, NYC Mun. Wtr. Proj., Ser. B, 5.00%, 6/15/31		06/12 @ 100	2,978,061
AA-	5,425		Liberty Dev. Corp., Indl. Impvts. Misc. RB, Goldman Sachs Group, Inc. Proj., 5.25%, 10/01/35		No Opt. Call	6,367,756
AAA	3,775		Met. Transp. Auth., Misc. RB, Ser. A, 5.00%, 7/01/30, AMBAC		07/12 @ 100	3,954,766
B	6,700		New York City Indl. Dev. Agcy., Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.75%, 8/01/31, AMT		08/16 @ 101	8,141,304
Caa1	7,325		Port Auth. of New York & New Jersey, Port, Arpt. & Marina Impvts. RB, Contl./Eastn. LaGuardia Proj., 9.00%, 12/01/10, AMT		04/07 @ 100	7,483,879
AAA	1,810		Syracuse Indl. Dev. Agy., Indl. Impvts. RB, Crousel Ctr. Proj., Ser. A, 5.00%, 1/01/36		01/17@ 100	1,909,206

						31,819,834

			North Carolina—2.2%
NR4	7,500		Gaston Cnty. Indl. Facs. & Poll. Control Fing. Auth., Indl. Impvts. RB, 5.75%, 8/01/35, AMT	.	08/15 @ 100	8,082,375

			Ohio—2.5%
AAA	9,140		Air Qual. Dev. Auth., Rec. Recovery RB, Dayton Pwr. & Lt. Co. Proj., 4.80%, 1/01/34, FGIC	.	07/15 @ 100	9,479,094

			Oklahoma—1.3%
B	3,925		Tulsa Mun. Arpt. Trust, Port, Arpt. & Marina Impvts. RB, Ser. A, 7.75%, 6/01/35, AMT		No Opt. Call	4,685,508

			Pennsylvania—5.5%
			Econ. Dev. Fing. Auth.,
BB-	8,425		Elec., Pwr. & Lt. Impvts. RB, Reliant Energy Conv. Proj., Ser. A, 6.75%, 12/01/36, AMT	.	06/11 @ 103	9,304,991
A3	5,175		Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.375%, 11/01/41, AMT		05/11 @ 101	5,549,463
BBB+	5,000		Monroe Cnty. Hosp. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Pocono Med. Ctr. Proj., 6.00%, 1/01/43		01/14 @ 100	5,413,550

						20,268,004

			Puerto Rico—3.0%
			Comnwlth.,
BBB	5,755		Ad Valorem Ppty. Tax GO, Ser. B, 5.00%, 7/01/35		07/16 @ 100	6,093,739
AAA	4,370		Hwy. & Trans. Auth., Hwy. Impvts. Tolls RB, Ser. N, 5.25%, 7/01/36		No Opt. Call	5,151,968

						11,245,707

			South Carolina—5.3%
			Greenwood Cnty., Hlth., Hosp. & Nursing Home Impvts. RB, Self Mem. Hosp. Facs. Proj.,
A	3,280		5.50%, 10/01/26		10/11 @ 100	3,473,094
A	3,250		5.50%, 10/01/31		10/11 @ 100	3,432,975
			Jobs-Econ. Dev. Auth.,
AA	3,750		Hlth., Hosp. & Nursing Home Impvts. RB, Georgetown Mem. Hosp. Proj., 5.375%, 2/01/30, RAA		08/11 @ 100	3,932,287
BBB+	5,000	[5]	Hlth., Hosp. & Nursing Home RB, Palmetto Hlth. Alliance Proj., 6.875%, 8/01/13		N/A	5,882,729
BBB+	2,640		Hlth., Hosp. & Nursing Home RB, Palmetto Hlth. Alliance Proj., Ser. A, 6.25%, 8/01/31	.	08/13 @ 100	2,967,175

						19,688,260

See Notes to Financial Statements.

BlackRock Municipal Income Trust II (BLE) (continued)

(Percentages shown are based on Net Assets)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			Tennessee—2.7%
AAA	$20,405		Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hlth., Hosp. & Nursing Home RB, Ser. A, Zero Coupon, 1/01/21, FSA	01/13 @ 63.44	$10,073,336

			Texas—18.7%
			Dallas Area Rapid Trans., Sales Tax RB,
AAA	2,600		4.50%, 12/01/26, AMBAC	12/16 @ 100	2,651,324
AAA	2,015	[5]	5.00%, 12/01/11, AMBAC	N/A	2,130,016
BBB	20,000		Gulf Coast Wst. Disp. Auth., Indl. RB, Intl. Paper Co. Proj., Ser. A, 6.10%, 8/01/24, AMT	08/12 @ 100	21,594,200
AAA	25,375		Harris Cnty. Houston Sports Auth., Lease RB, Ser. A-3, Zero Coupon, 11/15/36, MBIA	11/24 @ 49.423	5,662,177
			Lower Colorado River Auth., Misc. RB,
AAA	5	[5]	Ser. A, 5.00%, 5/15/13, MBIA	N/A	5,358
AAA	1,300		Ser. A, 5.00%, 5/15/31, MBIA	05/13 @ 100	1,361,347
AAA	930		Montgomery Cnty. Mun. Util. Dist. No. 46, Pub. Impvts. Ad Valorem Ppty. Tax GO, 4.75%, 3/01/30, MBIA	03/14 @ 100	953,390
			Tpke. Auth., Hwy. Impvts. Tolls RB,
AAA	73,370		Zero Coupon, 8/15/36, AMBAC	08/12 @ 24.171	13,921,224
AAA	65,000		Zero Coupon, 8/15/37, AMBAC	08/12 @ 22.708	11,586,900
AAA	27,600		Zero Coupon, 8/15/38, AMBAC	08/12 @ 21.384	4,632,936
AAA	4,575		Ser. A, 5.00%, 8/15/42, AMBAC	08/12 @ 100	4,783,757

					69,282,629

			Virginia—6.3%
NR4	13,065		Alexandria Redev. & Hsg. Auth., Local Hsg. RB, 3001 Park Ctr. Apts. Proj., Ser. A, 6.375%, 4/01/34	04/08 @ 103	13,603,539
AAA	9,000		Halifax Cnty. Indl. Dev. Auth., Indl. RB, Old Dominion Elec. Coop. Proj., 5.625%, 6/01/28, AMBAC, AMT	06/13 @ 101	9,892,260

					23,495,799

			Washington—1.9%
AAA	1,960		Cnty. of King, Swr. RB, 5.00%, 1/01/36, FSA	01/16 @ 100	2,086,616
AAA	4,820		Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home RB, Providence Hlth. Care Svcs. Proj., Ser. A, 4.625%, 10/01/34, FGIC	10/16 @ 100	4,870,080

					6,956,696

			West Virginia—1.7%
AAA	1,115		Econ. Dev. Auth., Correctional Fac. Impvts. Lease RB, Correctional Juvenile Safety Proj., Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	1,181,688
BBB+	5,000		Mason Cnty., Rec. Recovery Impvts. RB, Appalachian Pwr. Co. Proj., Ser. L, 5.50%, 10/01/22	10/11 @ 100	5,175,750

					6,357,438

			Wisconsin—2.7%
			Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB,
A-	3,930		Aurora Hlth. Care Proj., 6.40%, 4/15/33	04/13 @ 100	4,393,701
A-	5,000	[5]	Wheaton Franciscan Svcs. Proj., 5.75%, 2/15/12	N/A	5,471,550

					9,865,251

			Total Long-Term Investments (cost $517,020,409)		568,333,689

	Shares (000)

			MONEY MARKET FUND—2.9%
NR	10,700	[7,8]	Merrill Lynch Institutional Tax Exempt Fund, 3.46% (cost $10,700,000)	N/A	10,700,000

			Total Investments—156.1% (cost $527,720,4099)		$579,033,689
			Liabilities in excess of other assets—(0.7)%		(2,558,059)
			Preferred shares at redemption value, including dividends payable—(55.4)%		(205,629,717)

			Net Assets Applicable to Common Shareholders—100%		$370,845,913

See Notes to Financial Statements.

BlackRock Municipal Income Trust II (BLE) (continued)

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is collateralized by Municipal or U.S. Treasury obligations.
[4]	Security is deemed to be of investment grade quality by the investment adviser.
[5]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[6]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 28, 2007, the Trust held 4.4% of its net assets, with a current market value of $16,383,917, in securities restricted as to resale.

[7]	Represents an investment in an affiliate.
[8]	Represents current yield as of February 28, 2007.
[9]

Cost for federal income tax purposes is $527,699,504. The net unrealized appreciation on a tax basis is $51,334,185, consisting of $51,354,501 gross unrealized appreciation and $20,316 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	RAA	—	Radian Asset Assurance
AMBAC	—	American Municipal Bond Assurance Corp.	RB	—	Revenue Bond
AMT	—	Subject to Alternative Minimum Tax	SA	—	Special Assessment
FGIC	—	Financial Guaranty Insurance Co.	PSF	—	Public School Fund Guaranteed
FSA	—	Financial Security Assurance	ST	—	Special Tax
GO	—	General Obligation	TA	—	Tax Allocation
MBIA	—	Municipal Bond Insurance Assoc.	XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2007
BlackRock California Insured Municipal Income Trust (BCK)

(Percentages shown are based on Net Assets)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			LONG-TERM INVESTMENTS—153.6%
			California—153.6%
AAA	$6,500		Benicia Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, Zero Coupon, 8/01/23, MBIA	No Opt. Call	$3,257,800
AAA	4,000		California GO, 5.00%, 6/01/31, AMBAC	12/14 @ 100	4,258,800
AAA	1,000		California St. Univ., Coll. & Univ. RB, Ser. C, 5.00%, 11/01/38, MBIA	11/15 @ 100	1,068,850
			Ceres Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO,
AAA	3,055		Ser. B, Zero Coupon, 8/01/30, FGIC	08/12 @ 34.887	843,883
AAA	3,180		Ser. B, Zero Coupon, 8/01/31, FGIC	08/12 @ 32.868	827,595
AAA	3,300		Ser. B, Zero Coupon, 8/01/32, FGIC	08/12 @ 30.966	809,127
AAA	3,440		Ser. B, Zero Coupon, 8/01/33, FGIC	08/12 @ 29.174	794,640
AAA	3,575		Ser. B, Zero Coupon, 8/01/34, FGIC	08/12 @ 27.782	786,393
AAA	3,275		Ser. B, Zero Coupon, 8/01/35, FGIC	08/12 @ 26.186	679,071
			City of Los Angeles, Swr. RB,
AAA	5,000		Ser. A, 5.00%, 6/01/27, MBIA	06/13 @ 100	5,271,300
AAA	6,025		Ser. A, 5.00%, 6/01/32, FGIC	06/12 @ 100	6,319,442
AAA	11,125		City of Santa Rosa, Swr. Impvts. RB, Ser. B, Zero Coupon, 9/01/27, AMBAC	No Opt. Call	4,602,746
AAA	1,495		Contra Costa Cnty. Pub. Fing., Pub. Impvts. Lease RB, Ser. A, 4.50%, 6/01/27, MBIA	06/17 @ 100	1,524,481
Aaa	6,500	[3]	Dept. of Wtr. Recs., Elec., Pwr. & Lt. RB, Ser. A, 5.25%, 5/01/12	N/A	7,068,815
AAA	2,385		Edl. Facs. Auth., Univ. & Coll. Impvts. RB, Scripps Coll. Proj., 5.00%, 8/01/31, MBIA	08/11 @ 100	2,477,824
AAA	2,915		Eureka Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Election 2002 Proj., Zero Coupon, 8/01/34, MBIA	No Opt. Call	860,217
AAA	2,750		Hollister Joint Pwrs. Fing. Auth., Swr. Impvts. RB, Refing. & Impvt. Proj., Ser. 1, 5.00%, 6/01/32, FSA	06/16 @ 100	2,942,417
AAA	4,500		Infrastructure & Econ. Dev. Bank, Pub. Impvts. Misc. RB, Rand Corp. Proj., Ser. A, 5.25%, 4/01/42, AMBAC	04/12 @ 100	4,745,205
A3	2,600	[3]	Kaweah Delta Hlth. Care Dist., Hlth., Hosp. & Nursing Home RB, 6.00%, 8/01/12	N/A	2,943,668
AAA	2,000		Long Beach Unified Sch. Dist., Sch. Impvts. Ad Valorem Tax GO, Ser. D, 5.00%, 8/01/31, FSA	08/10 @ 101	2,080,320
			Los Angeles Dept. of Wtr. & Pwr.,
AAA	5,000		Wtr. RB, Ser. A, 5.00%, 7/01/43, FGIC	07/12 @ 100	5,233,200
AAA	5,000		Wtr. Util. Impvts. RB, Ser. A, 5.125%, 7/01/41, FGIC	07/11 @ 100	5,211,150
AAA	5,000	[3]	Los Angeles Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. E, 5.125%, 7/01/12, MBIA	N/A	5,377,350
AAA	2,500	[3]	North Orange Cnty. Cmnty. Coll. Dist., Univ. & Coll. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 5.00%, 8/01/12, MBIA	N/A	2,691,625
AAA	5,000		Northern California Pwr. Agcy., Elec., Pwr. & Lt. RB, Hydroelec. Proj., Ser. A, 5.00%, 7/01/28, MBIA	07/08 @ 101	5,115,150
AAA	1,250		Poway Redev. Agcy. TA, 5.00%, 6/15/33, MBIA	06/17 @ 100	1,344,737
			Pub. Wks. Brd.,
AAA	5,000		Pub. Impvts. Lease Abatement RB, Ser. A, 5.00%, 12/01/27, AMBAC	12/12 @ 100	5,251,950
AAA	1,000		Pub. Impvts. Lease RB, Off. Emergency Svc. Proj., Ser. A, 5.00%, 3/01/32, FGIC	03/17 @ 100	1,075,527
AAA	5,000		Riverside Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 5.00%, 2/01/27, FGIC	02/12 @ 101	5,258,600
AAA	5,295		San Diego Cnty. Wtr. Auth., Wtr. Util. Impvts. Wtr. COP, Ser. A, 5.00%, 5/01/32, MBIA	05/12 @ 101	5,578,918
AAA	4,805		San Diego Redev. Agcy. TA, Ctr. City Proj., Ser. A, 5.00%, 9/01/28, MBIA	09/11 @ 101	5,033,478
AAA	4,000		San Diego St. Univ. RB, Ser. A, 5.00%, 3/01/37, MBIA	03/12 @ 100	4,187,280
AAA	20,000		San Joaquin Hills Transp. Corridor Agcy., Hwy. Tolls RB, Ser. A, Zero Coupon, 1/15/31, MBIA	No Opt. Call	7,106,800
AAA	6,000		San Jose Fing. Auth., Lease Abatement RB, Civic Ctr. Proj., Ser. B, 5.00%, 6/01/37, AMBAC	06/12 @ 100	6,258,480
AAA	3,000		Tustin Unified Sch. Dist., Sch. Impvts. ST, Cmnty. Facs. Dist. 97-1 Proj., Ser. A, 5.00%, 9/01/38, FSA	09/12 @ 100	3,131,910
AAA	4,000		Westlands Wtr. Dist., Wtr. Util. Impvts. Wtr. COP, 5.00%, 9/01/34, MBIA	09/12 @ 101	4,199,840

			Total Long-Term Investments (cost $117,922,719)		126,218,589

See Notes to Financial Statements.

BlackRock Municipal Income Trust II (BCK) (continued)

(Percentages shown are based on Net Assets)

Shares (000)		Description	Value

		MONEY MARKET FUND—5.1%
4,200	[4,5]	CMA California Mun. Money Fund, 3.03% (cost $4,200,000)	$4,200,000

		Total Investments—158.7% (cost $122,122,7196)	$130,418,589
		Liabilities in excess of other assets—(2.1)%	(1,760,970)
		Preferred shares at redemption value, including dividends payable—(56.6)%	(46,511,846)

		Net Assets Applicable to Common Shareholders—100%	$82,145,773

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Represents an investment in an affiliate.
[5]	Represents current yield as of February 28, 2007.
[6]

Cost for federal income tax purposes is $122,127,358. The net unrealized appreciation on a tax basis is $8,291,231, consisting of $8,291,231 gross unrealized appreciation and $0 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 94.5% of the Trust’s managed assets.

AMBAC	— 19.7%
FGIC	— 21.8%
FSA	— 6.4%
MBIA	— 43.3%
Other	— 3.3%

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corp.	MBIA	— Municipal Bond Insurance Assoc.
COP	— Certificate of Participation	RB	— Revenue Bond
FGIC	— Financial Guaranty Insurance Co.	ST	— Special Tax
FSA	— Financial Security Assurance	TA	— Tax Allocation
GO	— General Obligation

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2007
BlackRock California Municipal Bond Trust (BZA)

(Percentages shown are based on Net Assets)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			LONG-TERM INVESTMENTS—148.9%
			California—139.7%
AAA	$5,000		Anaheim Pub. Fing. Auth., Recreational Fac. Impvts. Lease Abatement RB, Pub. Impvt. Proj., Ser. C, Zero Coupon, 9/01/32, FSA	No Opt. Call	$1,614,900
A+	2,000		California, Pub. Impvts. GO, 5.00%, 12/01/25	12/16 @ 100	2,150,120
A+	1,175		City of Chula Vista, Indl. Dev. RB, San Diego Gas & Elec. Proj., 5.00%, 12/01/27, AMT	12/15 @ 102	1,247,251
			Edl. Facs. Auth.,
Baa3	1,000		Univ. & Coll. Impvts. RB, Coll. & Univ. Fing Prog., 5.00%, 2/01/26	02/17 @ 100	1,043,710
A2	4,000		Univ. & Coll. Impvts. RB, Univ. of San Diego Proj., Ser. A, 5.25%, 10/01/30	10/12 @ 100	4,199,080
BBB	3,845		Foothill Eastn. Transp. Corridor Agcy., Hwy. Tolls RB, 5.75%, 1/15/40	01/10 @ 101	4,043,287
			Golden St. Tobacco Sec. Corp.,
BBB	2,000		Misc. Purps. Tobacco Settlement Funded RB, Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	2,278,480
BBB	1,000		Misc. Purps. Tobacco Settlement Funded RB, Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	1,146,080
AAA	2,500	[3]	Misc. Purps. Tobacco Settlement Funded RB, Ser. B, 5.50%, 6/01/13	N/A	2,747,725
AAA	1,300	[3]	Misc. Purps. Tobacco Settlement Funded RB, Ser. B, 5.625%, 6/01/13	N/A	1,437,813
A+	3,270		Hlth. Facs. Fin. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Valleycare Medical Ctr. Proj., Ser. A, 5.375%, 5/01/27	05/12 @ 100	3,456,979
			Infrastructure & Econ. Dev. Bank,
A	3,750		Hlth., Hosp. & Nursing Home Impvts. RB, The J. David Gladstone Proj., 5.25%, 10/01/34	10/11 @ 101	3,943,725
AAA	3,500		Pub. Impvts. Misc. RB, Rand Corp. Proj., Ser. A, 5.25%, 4/01/42, AMBAC	04/12 @ 100	3,690,715
AAA	3,000	[3]	Rec. Facs. Impvts. Lease RB, Asian Museum Fndtn. of San Francisco Proj., 5.25%, 6/01/07, MBIA	N/A	3,042,630
A3	1,745	[3]	Kaweah Delta Hlth. Care Dist., Hlth., Hosp. & Nursing Home RB, 6.00%, 8/01/12	N/A	1,975,654
			Lathrop Fing. Auth., Wtr. Util. Impvts. Wtr. RB,
NR	655		5.90%, 6/01/27	06/13 @ 100	693,134
NR	1,180		6.00%, 6/01/35	06/13 @ 100	1,256,322
			Live Oak Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO,
AAA	705		Ser. B, Zero Coupon, 8/01/29, XLCA	08/18 @ 55.976	240,553
AAA	795		Ser. B, Zero Coupon, 8/01/30, XLCA	08/18 @ 52.942	256,268
AAA	830		Ser. B, Zero Coupon, 8/01/31, XLCA	08/18 @ 50.064	252,727
AAA	865		Ser. B, Zero Coupon, 8/01/32, XLCA	08/18 @ 47.332	248,731
AAA	905		Ser. B, Zero Coupon, 8/01/33, XLCA	08/18 @ 44.74	245,717
AAA	945		Ser. B, Zero Coupon, 8/01/34, XLCA	08/18 @ 42.283	242,204
B	1,680		Los Angeles Regl. Arpts. Impvt. Corp., Port, Arpt. & Marina Impvts. RB, American Airlines, Inc. Proj., Ser. C, 7.50%, 12/01/24, AMT	12/12 @ 102	1,936,754
			Multi-Fam. Hsg. Pass-Through Certs., Local Hsg. RB,
Aa2	2,180		San Lucas Apts. LP Proj., Ser. 5, 5.95%, 11/01/34, AMT	12/11 @ 100	2,253,575
Aa2	2,365		Westgate Courtyard Apts. LP Proj., Ser. 3, 5.80%, 11/01/34, AMT	12/11 @ 100	2,433,963
AAA	2,400	[3]	Orange Cnty. Cmnty. Facs. Dist., Pub. Impvts. ST, Ladera Ranch Proj., Ser. A, 6.00%, 8/15/10	N/A	2,610,456
A-	3,000		Palm Springs, Local Hsg. RB, Millenium Hsg. Corp. Proj., 5.75%, 5/15/37	05/12 @ 102	3,198,210
BBB	530		Poll. Ctrl. Fing. Agcy., Rec. Recovery Impvts. RB, Central Valley Wst. Svc. Proj., Ser. A-2, 5.40%, 4/01/25, AMT	04/15 @ 101	568,928
NR	2,500		San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist. No. 6 Pub. Impvts. ST, Mission Bay South Proj., 6.25%, 8/01/33	08/11 @ 101	2,669,300
AAA	15,000		Santa Ana Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax COP, Zero Coupon, 4/01/29, FSA	No Opt. Call	5,466,300
AAA	2,500	[3]	Santa Clara Valley Wtr. Dist., Wtr. Util. Impvts. RB, Ser. A, 5.125%, 6/01/10, FGIC	N/A	2,619,225
			Statewide Cmntys. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB,
BBB+	1,500		Daughters of Charity Proj., Ser. A, 5.25%, 7/01/30	07/15 @ 100	1,584,915
A+	5,000		Kaiser Hosp. Asset Mgmt. Proj., Ser. A, 5.50%, 11/01/32	11/12 @ 100	5,288,150
AA-	3,250		Sutter Hlth. Oblig. Grp. Proj., Ser. B, 5.625%, 8/15/42	08/12 @ 100	3,515,135
A+	1,500		Torrance, Hlth., Hosp. & Nursing Home RB, Torrance Mem. Med. Ctr. Proj., Ser. A, 5.50%, 6/01/31	06/11 @ 101	1,586,700

					77,185,416

See Notes to Financial Statements.

BlackRock California Municipal Bond Trust (BZA) (continued)

(Percentages shown are based on Net Assets)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			Multi-State—7.3%
Baa1	$3,500	[4]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	$4,056,395

			Puerto Rico—1.9%
BBB+	1,000		Comnwlth. Hwy. & Transp. Auth., Hwy. Impvts. Tolls RB, Ser. M, 5.00%, 7/01/23	07/17 @ 100	1,063,900

			Total Long-Term Investments (cost $74,667,299)		82,305,711

	Shares (000)

			MONEY MARKET FUND—6.1%
NR	3,400	[5,6]	CMA California Mun. Money Fund, 3.03% (cost $3,400,000)	N/A	3,400,000

			Total Investments—155.0% (cost $78,067,2997)		$85,705,711
			Liabilities in excess of other assets—(0.8)%		(467,416)
			Preferred shares at redemption value, including dividends payable—(54.2)%		(29,977,215)

			Net Assets Applicable to Common Shareholders—100%		$55,261,080

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 28, 2007, the Trust held 7.3% of its net assets, with a current market value of $4,056,395, in securities restricted as to resale.

[5]	Represents an investment in an affiliate.
[6]	Represents current yield as of February 28, 2007.
[7]

Cost for federal income tax purposes is $78,059,375. The net unrealized appreciation on a tax basis is $7,646,336, consisting of $7,646,336 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corp.	GO	— General Obligation
AMT	— Subject to Alternative Minimum Tax	MBIA	— Municipal Bond Insurance Assoc.
COP	— Certificate of Participation	RB	— Revenue Bond
FGIC	— Financial Guaranty Insurance Co.	ST	— Special Tax
FSA	— Financial Security Assurance	XLCA	— XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2007
BlackRock California Municipal Income Trust II (BCL)

(Percentages shown are based on Net Assets)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			LONG-TERM INVESTMENTS—150.5%
			California—143.5%
			Anaheim Pub. Fing. Auth., Recreational Fac. Impvts. Lease Abatement RB, Pub. Impvt. Proj.,
AAA	$15,000		Ser. C, Zero Coupon, 9/01/34, FSA	No Opt. Call	$4,410,150
AAA	10,000		Ser. C, Zero Coupon, 9/01/36, FSA	No Opt. Call	2,697,500
AAA	4,500		Campbell Redev. Agcy., Pub. Impvts. Tax Incr./Alloc. TA, Campbell Redev. Proj., Ser. A, 5.00%, 10/01/32	10/15 @ 100	4,794,975
A+	8,000		Cash Flow Mgmt., Ad Valorem Ppty. Tax GO, 5.50%, 11/01/33	11/13 @ 100	8,740,480
			City of Chula Vista, Indl. Dev. RB,
A+	4,330		5.00%, 12/01/27, AMT	12/15 @ 102	4,596,252
A+	2,690		San Diego Gas & Elec. Proj., 5.00%, 12/01/27, AMT	12/15 @ 102	2,855,408
AAA	2,685		City of Santa Rosa, Swr. Impvts. RB, Ser. B, Zero Coupon, 9/01/25, AMBAC	No Opt. Call	1,221,729
AAA	2,000	[3]	City of Vernon, Elec., Pwr. & Lt. Impvts. RB, Malburg Generating Station Proj., 5.50%, 4/01/08	N/A	2,042,200
NR	6,000		Cnty. of San Bernardino, Pub. Impvts. ST, 5.90%, 9/01/33	09/12 @ 102	6,417,600
AAA	6,000		Corona-Norca Unified Sch. Dist., Sch. Impvts. ST, Cmnty. Facs. Dist. No. 98-1 Proj., 5.10%, 9/01/32, AMBAC	09/12 @ 100	6,312,480
Aaa	6,000	[3]	Dept. of Wtr. Recs., Elec., Pwr. & Lt. RB, Ser. A, 5.375%, 5/01/12	N/A	6,560,220
Baa3	1,300		Edl. Facs Auth., Univ. & Coll. Impvts. RB, Coll. & Univ. Fing Prog., 5.00%, 2/01/26	02/17 @ 100	1,356,823
			Foothill Eastn. Transp. Corridor Agcy., Hwy. Impvts. Tolls RB,
BBB	6,550		Zero Coupon, 1/15/30	01/10 @ 30.966	1,767,779
AAA	15,470	[4]	Ser. A, Zero Coupon, 1/01/26	ETM	6,978,517
AAA	4,890	[4]	Ser. A, Zero Coupon, 1/01/30	ETM	1,842,161
			Golden St. Tobacco Sec. Corp.,
BBB	2,900		Misc. Purps. Tobacco Settlement Funded RB, Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	3,303,796
BBB	11,100		Misc. Purps. Tobacco Settlement Funded RB, Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	12,721,488
AAA	5,650	[3]	Misc. Purps. Tobacco Settlement Funded RB, Ser. B, 5.50%, 6/01/13	N/A	6,209,858
AAA	3,000	[3]	Misc. Purps. Tobacco Settlement Funded RB, Ser. B, 5.625%, 6/01/13	N/A	3,318,030
			Infrastructure & Econ. Dev. Bank,
A+	1,735		Hlth., Hosp. & Nursing Home Impvts. RB, Kaiser Asst. Corp. Proj., Ser. A, 5.55%, 8/01/31	08/11 @ 102	1,847,758
AAA	2,500		Pub. Impvts. Misc. RB, Rand Corp. Proj., Ser. A, 5.25%, 4/01/42, AMBAC	04/12 @ 100	2,636,225
AAA	5,000		La Quinta Redev. Agcy., Pub. Impvts. TA, Redev. Area No. 1 Proj., 5.125%, 9/01/32, AMBAC	09/12 @ 102	5,348,300
AAA	5,500		Los Angeles Dept. of Wtr. & Pwr., Wtr. Util. Impvts. RB, Ser. A, 5.125%, 7/01/41, FGIC	07/11 @ 100	5,732,265
B	1,785		Los Angeles Regl. Arpts. Impvt. Corp., Port, Arpt. & Marina Impvts. RB, American Airlines, Inc. Proj., Ser. C, 7.50%, 12/01/24, AMT	12/12 @ 102	2,057,802
A	3,500		Mobilehome Park Fing. Auth., St. Sngl.-Fam. Hsg. RB, Millenium Hsg. Corp. Proj., Ser. A, 5.25%, 3/15/34, ACA	03/13 @ 102	3,726,555
			Oxnard, Pub. Impvt. SA, 1 Rice Ave. Proj.,
NR	1,910		5.625%, 9/02/27	09/07 @ 103	1,974,080
NR	1,905		5.70%, 9/02/32	09/07 @ 103	1,969,675
BBB	1,180		Poll. Ctrl. Fing. Agcy., Rec. Recovery Impvts. RB, Central Valley Wst. Svc. Proj., Ser. A-2, 5.40%, 4/01/25, AMT	04/15 @ 101	1,266,671
			Poway Unified Sch. Dist., Pub. Impvts. ST, Cmnty. Facs. Dist. No. 6 Proj.,
NR	1,500		5.50%, 9/01/25	09/10 @ 102	1,550,700
NR	1,700		5.60%, 9/01/33	09/10 @ 102	1,762,764
A+	2,470		Rohnert Park Fing. Auth., Local Hsg. RB, Millenium Hsg. Corp. Proj., Ser. A, 5.625%, 9/15/28	09/13 @ 100	2,651,323
AAA	5,000	[3]	Sacramento City Fing. Auth., Wtr. Util. Impvts. Lease Appropriation RB, Ser. A, 5.00%, 6/01/11, AMBAC	N/A	5,277,850
AAA	8,665		San Diego Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. D, 5.25%, 7/01/23, FGIC	07/12 @ 101	9,394,506
NR	5,000		San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist. No. 6 Pub. Impvts. ST, Mission Bay South Proj., 6.25%, 8/01/33	08/11 @ 101	5,338,600
AAA	30,000		San Joaquin Hills Transp. Corridor Agcy., Hwy. Tolls RB, Ser. A, Zero Coupon, 1/15/34,MBIA	No Opt. Call	9,336,300

See Notes to Financial Statements.

BlackRock California Municipal Income Trust II (BCL) (continued)

(Percentages shown are based on Net Assets)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			California—(cont’d)
			Santa Clarita, Cmnty. Facs. Dist. ST, Valencia Town Ctr. Proj.,
NR	$1,640		5.80%, 11/15/25	11/10 @ 102	$1,717,638
NR	1,500		5.85%, 11/15/32	11/10 @ 102	1,585,395
BBB	2,200		South Tahoe, Joint Pwrs. Fing. Auth. TA, South Tahoe Redev. Proj., 5.45%, 10/01/33	10/13 @ 100	2,321,836
			Statewide Cmntys. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB,
A+	5,000		Kaiser Hosp. Asset Mgmt. Proj., Ser. A, 5.50%, 11/01/32	11/12 @ 100	5,288,150
A+	7,000		Mem. Hlth. Svcs. Proj., Ser. A, 5.50%, 10/01/33	04/13 @ 100	7,449,540
AA-	8,000		Sutter Hlth. Oblig. Corp. Proj., Ser. B, 5.50%, 8/15/34	08/12 @ 100	8,616,160
AAA	1,600	[3]	Tobacco Sec. Auth. of Southern California, Misc. Purps. Tobacco Settlement Funded RB, Ser. A, 5.625%, 6/01/12	N/A	1,751,456
NR	2,000		Tustin Unified Sch. Dist., Sch. Impvts. ST, Cmnty. Facs. Dist. 97-1 Proj., Ser. B, 5.60%, 9/01/29	09/12 @ 101	2,080,360
AAA	2,000		Univ. of California, Coll. & Univ. RB, Ser. A, 5.00%, 5/15/33, AMBAC	05/13 @ 100	2,107,840
NR	1,170		Val Verde Unified Sch. Dist. ST, 6.25%, 10/01/28	10/13 @ 102	1,242,528

					184,179,723

			Multi-State—3.4%
			Charter Mac Equity Issuer Trust,
A3	500	[5]	Ser. A, 5.75%, 4/30/15	No Opt. Call	539,400
A3	1,000	[5]	Ser. A, 6.00%, 4/30/19	No Opt. Call	1,116,010
Baa1	1,500	[5]	Ser. B, 6.00%, 4/30/15	No Opt. Call	1,631,340
Baa1	1,000	[5]	Ser. B, 6.30%, 4/30/19	No Opt. Call	1,131,700

					4,418,450

			Puerto Rico—3.6%
BBB+	4,300		Comnwlth. Hwy. & Transp. Auth., Hwy. Impvts. Tolls RB, Ser. M, 5.00%, 7/01/23	07/17 @ 100	4,574,770

			Total Long-Term Investments (cost $173,674,969)		193,172,943

			SHORT-TERM INVESTMENTS—8.0%
			California—7.8%
			Hsg. Fin. Agcy.,
A-1+	2,200	[6]	Multi-Fam. Local Hsg. RB, Home Mtg. Proj., Ser. M, 3.67%, 3/01/07, FRDD, AMT	N/A	2,200,000
A-1+	1,930	[6]	RB, Home Mtg. Proj., Ser. R, 3.67%, 3/01/07, AMBAC, FRDD	N/A	1,930,000
A-1+	2,440	[6]	Sngl.-Fam. Local Hsg. RB, Home Mtg. Proj., Ser. F, 3.62%, 3/01/07, FRDD, AMT	N/A	2,440,000
A-1+	3,500	[6]	Sngl.-Fam. Local Hsg. RB, Home Mtg. Proj., Ser. F, 3.62%, 3/01/07, AMBAC, FRDD	N/A	3,500,000

					10,070,000

	Shares
	(000)

			Money Market Fund—0.2%
NR	200	[7,8]	CMA California Mun. Money Fund, 3.03%	N/A	200,000

			Total Short-Term Investments (cost $10,270,000)		10,270,000

			Total Investments—158.5% (cost $183,944,9699)		$203,442,943
			Liabilities in excess of other assets—(2.4)%		(3,082,757)
			Preferred shares at redemption value, including dividends payable—(56.1)%		(71,971,086)

			Net Assets Applicable to Common Shareholders—100%		$128,389,100

See Notes to Financial Statements.

BlackRock California Municipal Income Trust II (BCL) (continued)

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Security is collateralized by Municipal or U.S. Treasury obligations.
[5]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 28, 2007, the Trust held 3.4% of its net assets, with a current market value of $4,418,450, in securities restricted as to resale.

[6]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of February 28, 2007.

[7]	Represents an investment in an affiliate.
[8]	Represents current yield as of February 28, 2007.
[9]

Cost for federal income tax purposes is $183,922,685. The net unrealized appreciation on a tax basis is $19,520,258, consisting of $19,520,258 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
AMT	—	Subject to Alternative Minimum Tax	MBIA	—	Municipal Bond Insurance Assoc.
COP	—	Certificate of Participation	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	ST	—	Special Tax
FSA	—	Financial Security Assurance	XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2007
BlackRock Florida Insured Municipal Income Trust (BAF)

(Percentages shown are based on Net Assets)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			LONG-TERM INVESTMENTS—154.1%
			Florida—146.7%
			Brd. of Ed.,
AAA	$8,640		Sch. Impvts. Misc. RB, Ser. C, 5.00%, 1/01/22, MBIA	01/13 @ 101	$9,186,739
AAA	9,000		Sch. Impvts. Misc. Tax GO, Ser. A, 5.00%, 6/01/27, FSA	06/12 @ 101	9,488,340
AAA	8,695	[3]	City of Gainesville, Mult. Util. Impvts. RB, Ser. A, 5.00%, 10/01/13, FSA	N/A	9,361,124
			City of Jacksonville,
AAA	9,500		Pub. Impvts. Sales Tax RB, 5.00%, 10/01/27, MBIA	10/13 @ 100	10,039,695
AAA	9,500		Pub. Impvts. Sales Tax RB, 5.00%, 10/01/31, MBIA	10/11 @ 100	9,846,180
AAA	8,000		Pub. Impvts. Sales Tax RB, Ser. B, 5.00%, 10/01/26, AMBAC	10/12 @ 100	8,380,640
AAA	2,865		Recreational Fac. Impvts. RB, Ser. A, 5.00%, 10/01/30, AMBAC	10/12 @ 100	2,991,117
			City of Palm Bay, Wtr. Util. Impvts. Wtr. RB,
AAA	4,015		Zero Coupon, 10/01/28, FGIC	No Opt. Call	1,507,432
AAA	5,570		Zero Coupon, 10/01/31, FGIC	No Opt. Call	1,821,279
AAA	500		City of Tampa, Wtr. Util. Impvts. Wtr. RB, 4.625%, 10/01/36, MBIA	10/16 @ 100	509,885
			Cnty. of Miami-Dade,
AAA	10,000		Recreational Fac. Impvts. Misc. RB, Ser. A, Zero Coupon, 10/01/39, MBIA	10/15 @ 28.762	1,951,300
AAA	10,000		Recreational Fac. Impvts. Misc. RB, Ser. A, Zero Coupon, 10/01/40, MBIA	10/15 @ 27.307	1,855,200
AAA	26,935		Recreational Fac. Impvts. Misc. Taxes RB, Ser. B, Zero Coupon, 10/01/31, MBIA	04/08 @ 28.079	7,208,345
			Cnty. of Orange,
AAA	9,250		Recreational Fac. Impvts. Misc. RB, 5.125%, 10/01/30, AMBAC	04/12 @ 100	9,724,802
AAA	7,975		Sales Tax RB, Ser. B, 5.125%, 1/01/32, FGIC	01/13 @ 100	8,433,562
AAA	9,500		Cnty. of Pinellas, Swr. Impvts. RB, 5.00%, 10/01/32, FSA	10/13 @ 100	10,039,695
AAA	5,000		Cnty. of Polk, Wtr. Util. Impvts. Wtr. RB, 5.00%, 10/01/29, FGIC	10/13 @ 100	5,284,050
AAA	2,945		Cnty. of Sarasota, Wtr. RB, Ser. C, 5.25%, 10/01/22, FGIC	10/12 @ 100	3,145,967
NR	3,830		Colonial Cntry. Club Cmnty. Dev. Dist., Econ. Impvts. SA, 6.40%, 5/01/33	05/13 @ 101	4,131,306
AAA	7,000		Fuel Sales Tax GO, 5.00%, 7/01/27, FSA	07/12 @ 101	7,384,300
A+	8,500	[3]	Highlands Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Adventist Hlth. Sys./ Sunbelt Proj., Ser. A, 6.00%, 11/15/11	N/A	9,397,855
AAA	7,580		Hillsborough Cnty. Sch. Brd., Lease Renewal COP, Ser. A, 5.00%, 7/01/25, MBIA	07/10 @ 100	7,833,703
A+	1,000		Jacksonville Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Baptist Med. Ctr. Proj., Ser. A, 5.00%, 8/15/37	08/17 @ 100	1,040,500
AAA	2,000		JEA, Wtr. Util. Impvts. Wtr. RB, Ser. A, 4.75%, 10/01/41, MBIA	04/11 @ 100	2,042,400
AAA	1,480		Julington Creek Plantation, Cmnty. Dev. Dist. SA, 5.00%, 5/01/29, MBIA	05/12 @ 101	1,552,757
AAA	9,000		Lake Cnty. Sch. Brd., Sch. Impvts. Lease Renewal COP, Ser. A, 5.00%, 7/01/28, AMBAC	07/13 @ 100	9,442,710
AAA	2,000		Orange Cnty. Sch. Brd., Sch. Impvts. Lease Renewal COP, Ser. A, 5.00%, 8/01/27, MBIA	08/12 @ 100	2,088,680
AAA	4,000		Osceola Cnty. Sch. Brd., Sch. Impvts. Lease Appropriation COP, Ser. A, 5.25%, 6/01/27, AMBAC	06/12 @ 101	4,275,080
AAA	9,200		Palm Beach Cnty. Sch. Brd., Lease Renewal COP, Ser. D, 5.00%, 8/01/28, FSA	08/12 @ 100	9,594,220
AA-	5,000	[3]	Pinellas Cnty. Hlth. Fac. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Baycare Hlth. Sys., Inc. Proj., 5.50%, 5/15/13	N/A	5,483,600
AAA	825	[3]	Port St. Lucie, Swr. Impvts. Mult. Util. RB, 5.125%, 9/01/11, MBIA	N/A	874,813
AAA	950		South Florida Wtr. Mgmt. Dist., Wtr. Util. Impvts. Lease Appropriation COP, 5.00%, 10/01/36, AMBAC	10/16 @ 100	1,012,548
AAA	3,500	[3]	St. Petersburg, Wtr. Util. Impvts. Wtr. RB, Ser. A, 5.00%, 10/01/09, FSA	N/A	3,649,345
AAA	1,000		Tohopekaliga Wtr. Auth., Wtr. Util. Impvts. Wtr. RB, Ser. B, 5.00%, 10/01/23, FSA	10/13 @ 100	1,059,190
NR4	3,815		Vlg. Cmnty. Dev. Dist. No. 5, Pub. Impvts. SA, Ser. A, 6.50%, 5/01/33	05/13 @ 101	4,135,155
AAA	10,000		Vlg. Ctr. Cmnty. Dev. Dist., Recreational Fac. Impvts. RB, Ser. A, 5.00%, 11/01/32, MBIA	11/13 @ 101	10,561,300

					196,334,814

			Puerto Rico—7.4%
BBB	9,405		Children’s Trust Fund, Tobacco Settlement Funded RB, 5.625%, 5/15/43	05/12 @ 100	9,863,964

			Total Long-Term Investments (cost $195,502,415)		206,198,778

See Notes to Financial Statements.

BlackRock Florida Insured Municipal Income Trust (BAF) (continued)

(Percentages shown are based on Net Assets)

Shares (000)		Description	Value

		MONEY MARKET FUND—1.3%
1,800	[5,6]	CMA Florida Mun. Money Fund, 2.99% (cost $1,800,000)	$1,800,000

		Total Investments—155.4% (cost $197,302,4157)	$207,998,778
		Other assets in excess of liabilities—1.4%	1,819,942
		Preferred shares at redemption value, including dividends payable—(56.8)%.	(76,014,366)

		Net Assets Applicable to Common Shareholders—100%	$133,804,354

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]	Represents an investment in an affiliate.
[6]	Represents yield as of February 28, 2007.
[7]

Cost for federal income tax purposes is $197,302,346. The net unrealized appreciation on a tax basis is $10,696,432, consisting of $10,696,432 gross unrealized appreciation and $0 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 84.0% of the Trust’s managed assets.

AMBAC	—	17.3%
FGIC	—	9.8%
FSA	—	24.4%
MBIA	—	31.6%
Other	—	0.9%

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FSA	—	Financial Security Assurance	SA	—	Special Assessment

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2007
BlackRock Florida Municipal Bond Trust (BIE)

(Percentages shown are based on Net Assets)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			LONG-TERM INVESTMENTS—152.4%
			Florida—140.7%
A	$1,000		Boynton Beach, Local Hsg. RB, C/HP Cove, Inc. Proj., 5.30%, 1/01/23, ACA	01/13 @ 100	$1,054,390
A2	3,000	[3]	City of Lakeland, Hlth., Hosp. & Nursing Home RB, Lakeland Regl. Hlth. Sys. Proj., 5.50%, 11/15/12	N/A	3,293,460
AAA	3,630		City of Palm Bay, Wtr. Util. Impvts. Wtr. RB, Zero Coupon, 10/01/28, FGIC	No Opt. Call	1,362,883
AAA	1,250		Cnty. of Bay, Pub. Impvts. Sales Tax RB, 5.125%, 9/01/32, AMBAC	09/12 @ 100	1,318,900
NR	890		Cnty. of Madison, Correctional Fac. Impvts. RB, Twin Oaks Juvenile Dev. Proj., Ser. A, 6.00%, 7/01/25	07/15 @ 100	925,831
			Cnty. of Miami-Dade,
AAA	5,500		Misc. Tax RB, Ser. A, Zero Coupon, 10/01/26, MBIA	04/08 @ 37.301	1,957,835
AAA	10,000		Recreational Fac. Impvts. Misc. Taxes RB, Ser. B, Zero Coupon, 10/01/30, MBIA	04/08 @ 29.688	2,829,200
AAA	5,410		Recreational Fac. Impvts. Misc. Taxes RB, Ser. B, Zero Coupon, 10/01/32, MBIA	04/08 @ 26.494	1,365,809
AAA	3,350		Cnty. of Orange, Recreational Fac. Impvts. Misc. RB, 5.125%, 10/01/30, AMBAC	04/12 @ 100	3,521,955
AAA	3,105		Cnty. of Osceola, Recreational Fac. Impvts. RB, Ser. A, 5.00%, 10/01/32, FGIC	10/12 @ 100	3,239,012
NR	1,625		Colonial Cntry. Club Cmnty. Dev. Dist., Econ. Impvts. SA, 6.40%, 5/01/33	05/13 @ 101	1,752,839
NR	255		Gateway Svcs. Cmnty. Dev. Dist., Pub. Impvts. SA, Stoneybrook Proj., 5.50%, 7/01/08	No Opt. Call	255,564
AAA	2,100		Greater Orlando Aviation Auth., Port, Arpt. & Marina RB, Orlando Arpt. Facs. Proj., Ser. A, 5.125%, 10/01/32, FSA	10/12 @ 100	2,197,965
A+	4,900	[3]	Highlands Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Adventist Hlth. Sys./ Sunbelt Proj., Ser. A, 6.00%, 11/15/11	N/A	5,417,587
BBB+	1,810		Hillsborough Cnty. Indl. Dev. Auth., Elec., Pwr. & Lt. RB, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12 @ 100	1,920,555
AA	3,500		Jacksonville Econ. Dev. Comm., Hlth., Hosp. & Nursing Home Impvts. RB, Mayo Clinic Jacksonville Proj., Ser. B, 5.50%, 11/15/36	11/11 @ 101	3,744,230
A+	1,000		Jacksonville Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Baptist Med. Ctr. Proj., Ser. A, 5.00%, 8/15/37	08/17 @ 100	1,040,500
			JEA,
Aa2	3,000	[3]	Elec., Pwr. & Lt. Impvts. RB, Ser. A, 5.50%, 10/01/07	N/A	3,032,970
AAA	5,425		Wtr. Util. Impvts. Wtr. RB, Ser. A, 5.375%, 10/01/30, MBIA	04/07 @ 100	5,432,269
BBB-	1,000		Lee Cnty. Indl. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Shell Point/Alliance Oblig. Grp. Proj., 5.125%, 11/15/36	11/16 @ 100	1,028,840
BB+	1,500		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	1,717,785
AAA	3,150		Mun. Loan Council, Ad Valorem Ppty. Tax RB, Ser. A, 5.125%, 5/01/32, MBIA	05/12 @ 101	3,339,661
NR	750		New River Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. B, 5.00%, 5/01/13	No Opt. Call	750,735
A	5,000	[3]	Orange Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Orlando Regl. Healthcare Proj., 5.75%, 12/01/12	N/A	5,491,550
			Orange Cnty. Hlth. Facs. Auth., Misc. RB, Orlando Lutheran Towers Proj.,
NR	340		5.375%, 7/01/20	07/15 @ 100	345,457
NR	305		5.70%, 7/01/26	07/15 @ 100	317,118
AAA	3,000		Palm Beach Cnty. Sch. Brd., Sch. Impvts. Lease Appropriation COP, Ser. C, 5.00%, 8/01/27, FSA	08/12 @ 100	3,133,020
AAA	1,500	[3]	Port St. Lucie, Swr. Impvts. Mult. Util. RB, 5.125%, 9/01/11, MBIA	N/A	1,590,570
AA-	2,000		South Broward Hosp. Dist., Hlth., Hosp. & Nursing Home Impvts. RB, 5.60%, 5/01/27	05/12 @ 101	2,163,260
AAA	380		South Florida Wtr. Mgmt. Dist., Wtr. Util. Impvts. Lease Appropriation COP, 5.00%,10/01/36, AMBAC	10/16 @ 100	405,019
NR	1,655		Stevens Plantation Impvt. Proj. Dependent Spl. Dist., Pub. Impvts. Misc. RB, 6.375%, 5/01/13	No Opt. Call	1,716,748
NR	2,740		Sumter Cnty. Indl. Dev. Auth., Indl. Impvts. RB, North Sumter Util. Co. LLC Proj., 6.80%,10/01/32, AMT	10/09 @ 100	2,846,860
AAA	250		Univ. of Central Florida, Lease COP, Univ. of Central Florida Convocation Corp. Proj., Ser. A, 5.00%, 10/01/35, FGIC	10/15 @ 100	263,590
NR4	1,455		Vlg. Cmnty. Dev. Dist. No. 5, Pub. Impvts. SA, Ser. A, 6.50%, 5/01/33	05/13 @ 101	1,577,104

See Notes to Financial Statements.

BlackRock Florida Municipal Bond Trust (BIE) (continued)

(Percentages shown are based on Net Assets)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			Florida—(cont’d)
			Volusia Cnty. Edl. Fac. Auth., Univ. & Coll. Impvts. RB, Embry-Riddle Aeronautical Proj.,
AA	$1,250		5.20%, 10/15/26, RAA	10/13 @ 100	$1,322,962
AA	1,610		5.20%, 10/15/33, RAA	10/13 @ 100	1,698,825

					75,372,858

			Multi-State—6.5%
Baa1	3,000	[5]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	3,476,910

			Puerto Rico—5.2%
BBB	2,565	[3]	Pub. Bldgs. Auth., Pub. Impvts. Lease RB, Ser. D, 5.25%, 7/01/12	N/A	2,758,555

			Total Long-Term Investments (cost $75,604,638)		81,608,323

	Shares (000)

			MONEY MARKET FUND—1.6%
NR	900	[6,7]	CMA Florida Mun. Money Fund, 2.99% (cost $900,000)	N/A	900,000

			Total Investments —154.0% (cost $76,504,6388)		$82,508,323
			Other assets in excess of liabilities —1.6%		842,335
			Preferred shares at redemption value, including dividends payable —(55.6)%		(29,795,271)

			Net Assets Applicable to Common Shareholders—100%		$53,555,387

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 28, 2007, the Trust held 6.5% of its net assets, with a current market value of $3,476,910, in securities restricted as to resale.

[6]	Represents and investment in an affiliate.
[7]	Represents current yield as of February 28, 2007.
[8]

Cost for federal income tax purposes is $76,454,239. The net unrealized appreciation on a tax basis is $6,054,084, consisting of $6,054,084 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
AMT	—	Subject to Alternative Minimum Tax	RAA	—	Radian Asset Assurance
COP	—	Certificate of Participation	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	SA	—	Special Assessment

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2007
BlackRock Maryland Municipal Bond Trust (BZM)

(Percentages shown are based on Net Assets)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			LONG-TERM INVESTMENTS—153.5%
			Maryland—122.6%
NR	$500		City of Annapolis, Pkg. Fac. Impvts. Tax Incr./Alloc. RB, Park Place Proj., Ser. A, 5.35%, 7/01/34	01/15 @ 101	$517,040
			City of Baltimore,
NR	1,000		Pub. Impvts. Tax Incr./Alloc. ST, Harborview Lot No. 2 Proj., 6.50%, 7/01/31	07/13 @ 101	1,094,160
AAA	2,000		Swr. RB, Wstwtr. Proj., Ser. A, 5.125%, 7/01/42, FGIC	07/12 @ 100	2,105,180
AAA	3,500		Swr. RB, Wstwtr. Proj., Ser. A, 5.20%, 7/01/32, FGIC	07/12 @ 100	3,710,385
A3	2,870		Cnty. of Anne Arundel, Univ. & Coll. Impvts. RB, Anne Arundel Cmnty. Coll. Proj., 5.25%, 9/01/28	09/12 @ 102	3,072,737
			Cnty. of Baltimore,
AAA	2,000		Ad Valorem Ppty. Tax GO, Met. 67th Dist., 5.00%, 6/01/22	06/11 @ 101	2,104,820
AAA	2,000		SA GO, Met 68th Dist. Proj., 5.00%, 8/01/28	08/12 @ 100	2,097,600
			Cnty. of Montgomery, Trans. Impvts. Lease Abatement RB, Metrorail Garage Proj.,
AA	500		5.00%, 6/01/23	06/12 @ 100	524,195
AA	1,435		5.00%, 6/01/24	06/12 @ 100	1,504,439
NR	1,500		Cnty. of Prince Georges, Port, Arpt. & Marina Impvts. Spl. Tax SO, 5.20%, 7/01/34	07/15 @ 100	1,538,670
NR	1,000		Frederick Cnty., Pub. Impvts. ST, Urbana Cmnty. Dev. Auth. Proj., 6.625%, 7/01/25	07/07 @ 102	1,026,930
			Hlth. & Higher Edl. Facs. Auth.,
AA	2,000		Coll. & Univ. RB, Johns Hopkins Univ. Proj., Ser. B, 5.00%, 7/01/41	07/11 @ 100	2,066,800
BBB+	1,990		Hlth., Hosp. & Nursing Home Impvts. RB, Carroll Cnty. Gen. Hosp. Proj., 6.00%, 7/01/37	07/12 @ 100	2,154,732
NR	500		Hlth., Hosp. & Nursing Home Impvts. RB, King Farm Presbyterian Cmnty. Proj., 5.00%, 1/01/17	01/09 @ 100	501,710
A	2,000		Hlth., Hosp. & Nursing Home Impvts. RB, Union Hosp. of Cecil Cnty. Proj., 5.625%, 7/01/32	07/12 @ 100	2,141,900
A	2,000		Hlth., Hosp. & Nursing Home Impvts. RB, Univ. of Maryland Med. Sys. Proj., 5.25%, 7/01/34	07/11 @ 100	2,083,240
A	2,000		Pub. Impvts. Misc. RB, Brd. of Child Care Proj., 5.375%, 7/01/32	07/12 @ 100	2,109,820
A	2,000		Univ. & Coll. Impvts. RB, Loyola Coll. Issue Proj., 5.00%, 10/01/39	10/09 @ 101	2,058,800
			Indl. Dev. Fing. Auth.,
NR	1,000		Private Primary Sch. RB, Our Lady of Good Counsel Sch. Proj., Ser. A, 6.00%, 5/01/35	05/15 @ 100	1,076,770
A+	1,905		Recreational Fac. Impvts. RB, Nat. Aquarium Baltimore Fac. Proj., Ser. B, 5.20%, 11/01/26	11/12 @ 100	2,012,804
			St. Mary’s Coll. of Maryland, Univ. & Coll. Impvts. RB, Academic & Auxil. Fees Proj.,
AAA	1,000		Ser. A, 5.00%, 9/01/27, AMBAC	09/12 @ 101	1,057,980
AAA	1,000		Ser. A, 5.00%, 9/01/32, AMBAC	09/12 @ 101	1,057,980
AAA	2,000		Transp. Auth., Port, Arpt. & Marina Impvts. Auto Pkg. RB, Baltimore/Washington Intl. Arpt. Proj., Ser. B, 5.125%, 3/01/24, AMBAC, AMT	03/12 @ 101	2,108,180

					39,726,872

			Multi-State—7.1%
Baa1	2,000	[3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	2,317,940

			Puerto Rico—23.8%
BBB	1,750		Children’s Trust Fund, Tobacco Settlement Funded RB, 5.50%, 5/15/39	05/12 @ 100	1,827,840
AAA	2,060		Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB, Ser. HH, 5.25%, 7/01/29, FSA	07/10 @ 101	2,168,315
AAA	2,000	[4]	Hwy. & Transp. Auth., Hwy. Impvts. Tolls RB, Ser. D, 5.25%, 7/01/12	N/A	2,157,960
			Pub. Bldgs. Auth., Pub. Impvts. Lease RB,
BBB	1,100	[4]	Ser. D, 5.375%, 7/01/12	N/A	1,189,617
BBB	350		Ser. D, 5.375%, 7/01/33	07/12 @ 100	371,882

					7,715,614

			Total Long-Term Investments (cost $46,335,423)		49,760,426

	Shares (000)

			MONEY MARKET FUND—1.0%
	300	[5,6]	Merrill Lynch Institutional Tax Exempt Fund, 3.46% (cost $300,000)		$300,000

			Total Investments —154.5% (cost $46,635,4237)		$50,060,426
			Other assets in excess of liabilities —1.1%		361,673
			Preferred shares at redemption value, including dividends payable —(55.6)%		(18,009,912)

			Net Assets Applicable to Common Shareholders—100%		$32,412,187

See Notes to Financial Statements.

BlackRock Maryland Municipal Bond Trust (BZM) (continued)

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 28, 2007, the Trust held 7.2% of its net assets, with a current market value of $2,317,607, in securities restricted as to resale.

[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	Represents an investment in an affiliate.
[6]	Represents current yield as of February 28, 2007.
[7]

Cost for federal income tax purposes is $46,629,099. The net unrealized appreciation on a tax basis is $3,431,327, consisting of $3,431,327 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	RB	—	Revenue Bond
AMT	—	Subject to Alternative Minimum Tax	SA	—	Special Assessment
FGIC	—	Financial Guaranty Insurance Co.	SO	—	Special Obligation
FSA	—	Financial Security Assurance	ST	—	Special Tax
GO	—	General Obligation

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2007
BlackRock New Jersey Municipal Bond Trust (BLJ)

(Percentages shown are based on Net Assets)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			LONG-TERM INVESTMENTS—152.3%
			Multi-State—6.1%
Baa1	$2,000	[3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	$2,317,940

			New Jersey—131.4%
			City of Vineland, Elec., Pwr. & Lt. Impvts. Ad Valorem Ppty. Tax GO,
AAA	1,000		5.30%, 5/15/29, MBIA, AMT	05/10 @ 101	1,044,810
AAA	1,500		5.375%, 5/15/32, MBIA, AMT	05/10 @ 101	1,570,380
			Econ. Dev. Auth.,
BBB	2,000		Econ. Impvts. Misc. RB, Cigarette Tax Proj., 5.75%, 6/15/34	06/14 @ 100	2,156,860
NR	150		Hlth., Hosp. & Nursing Home Impvts. RB, Lions Gate Proj., Ser. A, 5.75%, 1/01/25	01/13 @ 102	156,324
NR	265		Hlth., Hosp. & Nursing Home Impvts. RB, Lions Gate Proj., Ser. A, 5.875%, 1/01/37	01/13 @ 102	278,520
BBB-	2,500		Hlth., Hosp. & Nursing Home RB, Marcus L. Ward Home Proj., Ser. A, 5.80%, 11/01/31	11/14 @ 100	2,723,675
NR	470		Hlth., Hosp. & Nursing Home RB, Seabrook Vlg., Inc. Proj., 5.25%, 11/15/36	11/16 @ 100	477,830
BBB-	2,000		Local Hsg. RB, Fellowship Vlg. Proj., Ser. A, 5.50%, 1/01/25	01/08 @ 102	2,037,700
Aaa	1,710		Local Hsg. RB, Victoria Hlth. Corp. Proj., Ser. A, 5.20%, 12/20/36	12/11 @ 103	1,835,035
B	2,335		Port, Arpt. & Marina Impvts. RB, Contl. Airlines, Inc. Proj., 7.00%, 11/15/30, AMT	11/10 @ 101	2,532,588
AAA	400		RB, Cigarette Tax Proj., 5.75%, 6/15/29	06/14 @ 100	446,308
BBB	1,000		Rec. Recovery Impvts. RB, Wst. Mgmt., Inc. Proj., Ser. A, 5.30%, 6/01/15, AMT	No Opt. Call	1,062,480
Baa3	2,250		SA, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call	2,779,807
			Edl. Facs. Auth.,
BBB-	500		Local Hsg. RB, Fairleigh Dickinson Univ. Proj., Ser. C, 5.50%, 7/01/23	07/14 @ 100	537,400
BBB-	1,000		Local Hsg. RB, Fairleigh Dickinson Univ. Proj., Ser. C, 6.00%, 7/01/20	07/14 @ 100	1,111,310
BBB-	1,000		Univ. & Coll. Impvts. RB, Fairleigh Dickinson Univ. Proj., Ser. D, 6.00%, 7/01/25	07/13 @ 100	1,093,420
BBB+	630		Univ. & Coll. Impvts. RB, Georgian Court Coll. Proj., Ser. C, 6.50%, 7/01/33	07/13 @ 100	711,768
AAA	4,000		Garden St. Presvtn. Trust, Recreational Fac. Impvts. RB, Ser. B, Zero Coupon, 11/01/27,
			FSA	No Opt. Call	1,680,080
			Hlth. Care Facs. Fing. Auth.,
A+	2,000		Hlth., Hosp. & Nursing Home Impvts. RB, Catholic Hlth. East Proj., Ser. A, 5.375%, 11/15/33	11/12 @ 100	2,112,420
A2	2,000		Hlth., Hosp. & Nursing Home Impvts. RB, Kennedy Hlth. Sys. Proj., 5.625%, 7/01/31	07/11 @ 100	2,123,320
Baa1	2,500	[4]	Hlth., Hosp. & Nursing Home Impvts. RB, South Jersey Hosp. Sys. Proj., 6.00%, 7/01/12	N/A	2,763,500
A	2,000		Hlth., Hosp. & Nursing Home RB, Atlantic City Med. Ctr. Proj., 5.75%, 7/01/25	07/12 @ 100	2,161,720
Baa1	500		Hlth., Hosp. & Nursing Home RB, South Jersey Hosp., Inc. Proj., 5.00%, 7/01/46	07/16 @ 100	518,790
BBB	7,160		Hlth., Hosp. & Nursing Home RB, St. Barnabas Corp. Proj., Zero Coupon, 7/01/38	01/17 @ 33.653	1,477,752
NR	2,500		Middlesex Cnty. Impvt. Auth., Pub. Impvts. Hotel Occupancy Tax RB, Heldrich Associates LLC
			Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	2,599,200
AAA	725		Newark Hsg. Auth., Lease RB, Newark Redev. Proj., 4.375%, 1/01/37, MBIA	01/17 @ 100	723,166
			Port Auth. of New York & New Jersey, Port, Arpt. & Marina Impvts. RB,
AAA	1,500		Ser. 125, 5.00%, 4/15/32, FSA	04/12 @ 101	1,584,705
AAA	2,250		Ser. 126, 5.25%, 5/15/37, FGIC, AMT	05/12 @ 101	2,385,158
Caa1	130		Contl. Airlines Proj., 9.125%, 12/01/15, AMT	04/07 @ 100	135,407
			Rahway Valley Swr. Auth., Swr. Impvts. RB, Cap. Apprec. Proj.,
AAA	1,250		Ser. A, Zero Coupon, 9/01/30, MBIA	No Opt. Call	461,900
AAA	650		Ser. A, Zero Coupon, 9/01/33, MBIA	No Opt. Call	209,352
			Tobacco Settlement Fing. Corp.,
AAA	4,000	[4]	Pub. Impvts. Tobacco Settlement Funded RB, 6.125%, 6/01/12	N/A	4,463,440
BBB	750		Tobacco Settlement Funded RB, Ser. 1A, 5.00%, 6/01/41	06/17 @ 100	733,103
BBB	1,000		Tobacco Settlement Funded RB, Ser. 1B, Zero Coupon, 6/01/41	06/17 @ 26.257	148,360
AAA	1,000		Univ. of Medicine & Dentistry of New Jersey, Univ. & Coll. Impvts. RB, Ser. A, 5.00%,
			12/01/31, AMBAC	12/12 @ 100	1,051,970

					49,889,558

			Puerto Rico—14.8%
BBB+	100		Comnwlth. Hwy. & Transp. Auth., Hwy. Toll Impvts. RB, Ser. M, 5.00%, 7/01/46	07/17 @ 100	105,866
A3	2,250		Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB, Ser. 2, 5.25%, 7/01/31	07/12 @ 101	2,392,110
AAA	2,100	[4]	Hwy. & Transp. Auth., Hwy. Impvts. Tolls RB, Ser. D, 5.25%, 7/01/12	N/A	2,265,858
AAA	1,000		Infrastructure Fing. Auth., Swr. Impvts. Sales Tax RB, Ser. A, Zero Coupon, 7/01/43, AMBAC	No Opt. Call	205,990

See Notes to Financial Statements.

BlackRock New Jersey Municipal Bond Trust (BLJ) (continued)

(Percentages shown are based on Net Assets)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			Puerto Rico—(cont’d)
BBB	$615		Pub. Bldgs. Auth. Gov’t. Facs., Pub. Impvts. Lease RB, Ser. D, 5.25%, 7/01/27	07/12 @ 100	$651,002

					5,620,826

			Total Long-Term Investments (cost $52,837,445)		57,828,324

	Shares (000)

			MONEY MARKET FUND—0.5%
NR	200	[5,6]	CMA New Jersey Mun. Money Fund, 3.07% (cost $200,000)	N/A	200,000

			Total Investments —152.8% (cost $53,037,4457)		$58,028,324
			Other assets in excess of liabilities —0.5%		177,850
			Preferred shares at redemption value, including dividends payable —(53.3)%		(20,228,213)

			Net Assets Applicable to Common Shareholders—100%.		$37,977,961

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 28, 2007, the Trust held 6.1% of its net assets, with a current market value of $2,317,940, in securities restricted as to resale.

[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	Represents an investment in an affiliate.
[6]	Represents current yield as of February 28, 2007.
[7]

Cost for federal income tax purposes is $53,014,693. The net unrealized appreciation on a tax basis is $5,013,631, consisting of $5,029,033 gross unrealized appreciation and $15,402 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corp.	GO	— General Obligation
AMT	— Subject to Alternative Minimum Tax	MBIA	— Municipal Bond Insurance Assoc.
FGIC	— Financial Guaranty Insurance Co.	RB	— Revenue Bond
FSA	— Financial Security Assurance	SA	— Special Assessment

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2007
BlackRock New York Municipal Bond Trust (BSE)

(Percentages shown are based on Net Assets)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			LONG-TERM INVESTMENTS—155.0%
			New York—148.7%
BBB	$3,320		Cntys. Tobacco Trust III, Misc. Tobacco Settlement Funded RB, 6.00%, 6/01/43	06/13 @ 100	$3,577,499

AAA	5,000		Convention Ctr. Operating Corp., Recreational Fac. Impvts. Hotel Occupancy Tax RB, Hotel Unit Fee Secured Proj., 5.00%, 11/15/44, AMBAC	11/15 @ 100	5,309,300
			Dorm. Auth.,
AAA	2,000		Ad Valorem Ppty. Tax RB, Sch. Dist. Fin. Proj., Ser. A, 5.00%, 4/01/31, MBIA	10/12 @ 100	2,104,360
AAA	1,000		Coll. & Univ. RB, Univ. of Rochester Proj., Ser. C, 4.25%, 7/01/39, AMBAC	01/17 @ 100	984,040
AAA	7,000		Hlth., Hosp. & Nursing Home Impvts. RB, Lutheran Med. Ctr. Proj., 5.00%, 8/01/31, MBIA	02/13 @ 100	7,380,940
AAA	10,000	[3]	Hlth., Hosp. & Nursing Home Impvts. RB, Memorial Sloan Kettering Ctr. Proj., Ser. 1, Zero Coupon, 7/01/30, MBIA	ETM	3,755,600
AAA	5,000		Hlth., Hosp. & Nursing Home RB, New York & Presbyterian Hosp. Proj., 5.00%, 8/01/32, AMBAC	02/08 @ 101	5,097,150
AAA	7,000		Hlth., Hosp. & Nursing Home RB, St. Barnabas Hosp. Proj., Ser. A, 5.00%, 2/01/31, AMBAC	08/12 @ 100	7,355,530
AAA	2,000		Hlth., Hosp. & Nursing Home RB, Winthrop Univ. Hosp. Assoc. Proj., Ser. A, 5.25%, 7/01/31, AMBAC	07/11 @ 101	2,121,220
AAA	3,500		Sch. Impvts. Ad Valorem Ppty. Tax RB, Sch. Dist. Fin. Proj., Ser. D, 5.00%, 10/01/30, MBIA	10/12 @ 100	3,682,630
AAA	5,000		Univ. & Coll. Impvts. RB, Brooklyn Law Sch. Proj., Ser. B, 5.125%, 7/01/30, XLCA	07/13 @ 100	5,297,700
AAA	2,500		Univ. & Coll. Impvts. RB, Insured Fit Student Hsg. Corp. Proj., 5.125%, 7/01/34, FGIC	07/14 @ 100	2,674,800
AAA	3,160		Univ. & Coll. Impvts. RB, Iona Coll. Proj., 5.00%, 7/01/27, XLCA	07/12 @ 100	3,308,931
AAA	3,000		Univ. & Coll. Impvts. RB, Joachim & Ann Residence Proj., 5.25%, 7/01/27	07/12 @ 100	3,160,890
AAA	7,000		Univ. & Coll. Impvts. RB, New York Univ. Proj., Ser. 2, 5.00%, 7/01/41, AMBAC	07/11 @ 100	7,242,200
Aaa	250		Greece Central Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, 4.00%, 6/15/22, FSA	06/17 @ 100	249,420
BBB-	1,000		Herkimer Cnty. Indl. Dev. Agcy., Univ. & Coll. Impvts. RB, Herkimer Coll. Fndtn. Proj., 6.25%, 8/01/34	08/13 @ 100	1,086,790
AAA	5,600		Hudson Yards Infrastructure Corp., Trans. Impvts. Misc. RB, Ser. A, 4.50%, 2/15/47, MBIA	02/17 @ 100	5,635,224
AAA	4,000		Long Island Pwr. Auth., Elec., Pwr. & Lt. RB, Ser. F, 4.25%, 5/01/33, MBIA	11/16 @ 100	3,974,760
			Met. Transp. Auth.,
AAA	10,000		Misc. RB, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	10,476,200
AAA	4,000	[4]	Trans. Impvts. RB, Ser. A, 5.00%, 11/15/11, FGIC	N/A	4,242,360
AAA	1,085		Trans. RB, Ser. A, 5.00%, 11/15/25, FGIC	11/12 @ 100	1,146,107
AAA	8,470		Trans. RB, Ser. A, 5.00%, 11/15/30, FSA	11/12 @ 100	8,898,328
AAA	5,000		Trans. RB, Ser. A, 5.25%, 11/15/31, FGIC	11/12 @ 100	5,342,450
AAA	2,660		Trans. RB, Ser. E, 5.25%, 11/15/31, FGIC	11/12 @ 100	2,842,184
			New York City Indl. Dev. Agcy.,
A	2,500		Private Primary Schs. Lease RB, Lycee Francais de New York Proj., Ser. A, 5.375%, 6/01/23, ACA	12/12 @ 100	2,648,700
AAA	500		Recreational Fac. Impvts. RB, Queens Baseball Stad. Proj., 5.00%, 1/01/46, AMBAC	01/17 @ 100	536,055
AAA	3,500		New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. RB, Ser. D, 5.00%, 6/15/39, AMBAC	06/15 @ 100	3,724,244
AAA	6,000		New York City Transl. Fin. Auth., Pub. Impvts. Income Tax RB, Ser. B, 5.00%, 5/01/30, AMBAC	11/11 @ 101	6,295,380
AAA	5,000		New York City Trust for Cultural Recs., Recreational RB, American Museum of Natural History Proj., Ser. A, 5.00%, 7/01/44, MBIA	07/14 @ 100	5,274,100
AAA	6,000		Sales Tax Asset Receivables Corp., Pub. Impvts. Sales Tax RB, Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	6,394,980
AAA	10,000		Triborough Brdg. & Tunl. Auth., Hwy. Tolls RB, Ser. E, 5.00%, 11/15/32, MBIA	11/12 @ 100	10,531,800
AAA	6,000	[4]	TSASC, Inc., Rec. Recovery Impvts. Tobacco Settlement Funded RB, Ser.1, 5.75%, 7/15/12	N/A	6,604,080

					148,955,952

			Puerto Rico—6.3%
AAA	1,000		Comnwlth. Hwy. & Transp. Auth., Hwy. Impvts. Tolls RB, Ser. N, 5.25%, 7/01/39, FGIC	No Opt. Call	1,202,900
A	5,000		Indl. Tourist Edl. Med. & Env. Ctrl. Facs. Fing. Auth., Coll. & Univ. RB, Polytechnic Univ.of Puerto Rico Proj., Ser. A, 5.00%, 8/01/32, ACA	08/12 @ 100	5,143,200

					6,346,100

			Total Long-Term Investments (cost $147,318,564)		155,302,052

See Notes to Financial Statements.

BlackRock New York Municipal Bond Trust (BSE) (continuted)

(Percentages shown are based on Net Assets)

Rating[1]	Principal Amount (000)		Description	Value

			SHORT-TERM INVESTMENT—2.1%
			New York—2.1%
A-1+	$2,100	[5]	New York City Mun. Wtr. Fin. Auth., Mult. Util. Impvts. Wtr & Swr. RB, Ser. A, 3.60%, 3/01/07, FRDD (cost $2,100,000)	$2,100,000

			Total Investments —157.1% (cost $149,418,5646)	$157,402,052
			Liabilities in excess of other assets —(1.2)%	(1,220,861)
			Preferred shares at redemption value, including dividends payable —(55.9)%	(56,026,688)

			Net Assets Applicable to Common Shareholders—100%	$100,154,503

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is collateralized by Municipal or U.S. Treasury obligations.
[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of February 28, 2007.

[6]

Cost for federal income tax purposes is $149,428,500. The net unrealized appreciation on a tax basis is $7,973,552, consisting of $7,973,552 gross unrealized appreciation and $0 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 92.3% of the Trust’s managed assets.

ACA	—	5.0%
AMBAC	—	35.9%
FGIC	—	12.6%
FSA	—	5.9%
MBIA	—	27.3%
XLCA	—	5.6%

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	AMBAC	—	American Municipal Bond Assurance Corp.
ETM	—	Escrowed to Maturity	FGIC	—	Financial Guaranty Insurance Co.
FRDD	—	Floating Rate Daily Demand	FSA	—	Financial Security Assurance
GO	—	General Obligation	MBIA	—	Municipal Bond Insurance Assoc.
RB	—	Revenue Bond	XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2007
BlackRock New York Municipal Bond Trust (BHQ)

(Percentages shown are based on Net Assets)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			LONG-TERM INVESTMENTS—153.7%
			Multi-State—6.6%
Baa1	$2,500	[3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	$2,897,425

			New York—123.0%
			Albany Indl. Dev. Agcy., Sch. Impvts. Lease Approp. RB, New Covenant Charter Sch. Proj.,
NR	200		Ser. A, 7.00%, 5/01/25	05/15 @ 102	201,418
NR	130		Ser. A, 7.00%, 5/01/35	05/15 @ 102	129,982
AA-	2,040		City of New York, Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. D, 5.375%, 6/01/32	06/12 @ 100	2,174,681
BBB	1,445		Cntys. Tobacco Trust III, Misc. Tobacco Settlement Funded RB, 6.00%, 6/01/43	06/13 @ 100	1,557,074
			Dorm. Auth.,
AA	2,000		Hlth., Hosp. & Nursing Home Impvts. RB, New York Hosp. Med. Ctr. Queens Proj., 4.75%, 2/15/37	02/17 @ 100	2,036,540
BBB	500		Hlth., Hosp. & Nursing Home RB, Mt. Sinai Hosp. Proj., 5.50%, 7/01/26	07/08 @ 100	508,560
AAA	2,500		Hlth., Hosp. & Nursing Home RB, Willow Towers, Inc. Proj., 5.40%, 2/01/34	08/12 @ 101	2,690,525
AA-	2,465	[4]	Univ. & Coll. Impvts. RB, City Univ. Proj., Ser. A, 5.25%, 7/01/11	N/A	2,628,035
AAA	2,500		Univ. & Coll. Impvts. RB, Iona Coll. Proj., 5.125%, 7/01/32, XLCA	07/12 @ 100	2,632,700
AA-	425		Univ. & Coll. Impvts. RB, Mental Hlth. Svcs. Facs. Proj., 5.00%, 2/15/37	02/17 @ 100	453,870
AA	2,000		Dutchess Cnty. Indl. Dev. Agcy., Univ. & Coll. Impvts. Lease RB, Vassar Coll. Proj., 5.35%, 9/01/40	08/11 @ 101	2,129,760
AAA	2,750		Env. Facs. Corp., Misc. RB, Ser. D, 5.125%, 6/15/31	06/12 @ 100	2,897,538
AAA	1,600		Hudson Yards Infrastructure Corp., Trans. Impvts. Misc. RB, Ser. A, 4.50%, 2/15/47, MBIA	02/17 @ 100	1,610,064
B3	385		Liberty Dev. Corp., Recreational Fac. Impvts. RB, Nat. Sports Museum Proj., Ser. A, 6.125%, 2/15/19	02/16 @ 100	406,606
A	3,000		Met. Transp. Auth., Trans. RB, Ser. A, 5.125%, 11/15/31	11/12 @ 100	3,159,720
Aa1	2,980		Mtg. Agcy., Local Hsg. RB, Ser. 101, 5.40%, 4/01/32, AMT	10/11 @ 100	3,083,257
A2	1,100		New York City Hlth. & Hosp. Corp., Hlth., Hosp. & Nursing Home Impvts. RB, Ser. A, 5.375%, 2/15/26	02/12 @ 100	1,158,608
AA	2,500		New York City Hsg. Dev. Corp., Multi-Fam. Hsg. Local Hsg. RB, Ser. A, 5.50%, 11/01/34, AMT	05/12 @ 100	2,603,575
			New York City Indl. Dev. Agcy.,
B	1,250		Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.625%, 8/01/25, AMT	08/16 @ 101	1,502,000
B	1,000		Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.75%, 8/01/31, AMT	08/16 @ 101	1,215,120
			New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. RB, Second Gen. Resolution Proj.,
AAA	650		Ser. A, 4.50%, 6/15/37, MBIA	06/16 @ 100	657,852
AAA	2,500		Ser. A, 5.25%, 6/15/33, FGIC	06/11 @ 100	2,633,200
AA	1,000		Ser. AA, 4.50%, 6/15/37	06/16 @ 100	1,009,030
			Port Auth. of New York & New Jersey, Port, Arpt. & Marina Impvts. RB,
Caa1	2,600		Contl. Airlines Proj., 9.125%, 12/01/15, AMT	04/07 @ 100	2,708,193
AAA	2,750		Ser. 126, 5.25%, 5/15/37, FGIC, AMT	05/12 @ 101	2,915,134
			Suffolk Cnty. Indl. Dev. Agcy.,
BBB-	260		Hlth., Hosp. & Nursing Home RB, Active Retirement Cmnty. Proj., 5.00%, 11/01/28	11/16 @ 100	268,031
A	500		Indl. Impvts. RB, Keyspan-Port Jefferson Proj., 5.25%, 6/01/27, AMT	06/13 @ 100	528,595
AAA	3,000	[4]	TSASC, Inc., Rec. Recovery Impvts. Tobacco Settlement Funded RB, Ser. 1, 5.75%, 7/15/12	N/A	3,302,040
AAA	5,000	[4]	Urban Dev. Corp., Correctional Fac. Impvts. Income Tax RB, Ser. A, 5.25%, 3/15/12	N/A	5,377,550

					54,179,258

			Puerto Rico—24.1%
BBB	1,400		Children’s Trust Fund, Tobacco Settlement Funded RB, 5.625%, 5/15/43	05/12 @ 100	1,468,320
			Comnwlth.,
BBB+	100		Hwy. & Transp. Auth., Hwy. Toll Impvts. RB, Ser. M, 5.00%, 7/01/46	07/17 @ 100	105,866
BBB	1,825		Pub. Impvts. Fuel Sales Tax GO, Ser. A, 5.125%, 7/01/31	07/11 @ 100	1,891,995
A3	2,000		Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB, Ser. 2, 5.25%, 7/01/31	07/12 @ 101	2,126,320
AAA	2,000	[4]	Hwy. & Transp. Auth., Hwy. Impvts. Tolls RB, Ser. D, 5.25%, 7/01/12	N/A	2,157,960

See Notes to Financial Statements.

BlackRock New York Municipal Bond Trust (BHQ) (continued)

(Percentages shown are based on Net Assets)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			Puerto Rico—(cont’d)
			Pub. Bldgs. Auth., Pub. Impvts. Lease RB,
BBB	$1,980	[4]	Ser. D, 5.25%, 7/01/12	N/A	$2,129,411
BBB	720		Ser. D, 5.25%, 7/01/27	07/12 @ 100	762,149

					10,642,021

			Total Long-Term Investments (cost $62,848,865)		67,718,704

	Shares (000)

			MONEY MARKET FUND—1.4%	N/A	600,000

NR	600	[5,6]	CMA New York Mun. Money Fund, 3.10% (cost $600,000)		$68,318,704
			Total Investments —155.1% (cost $63,448,8657)		(70,902)
			Liabilities in excess of other assets —(0.2)%		(24,201,989)

			Preferred shares at redemption value, including dividends payable —(54.9)%		$44,045,813

			Net Assets Applicable to Common Shareholders—100%

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 28, 2007, the Trust held 6.6% of its net assets, with a current market value of $2,897,425, in securities restricted as to resale.

[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	Represents an investment in an affiliate.
[6]	Represents current yield as of February 28, 2007.
[7]

Cost for federal income tax purposes is $63,441,157. The net unrealized appreciation on a tax basis is $4,877,547, consisting of $4,877,547 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMT	—	Subject to Alternative Minimum Tax	FGIC	—	Financial Guaranty Insurance Co.
GO	—	General Obligation	MBIA	—	Municipal Bond Insurance Assoc.
RB	—	Revenue Bond	XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2007
BlackRock New York Insured Municipal Income Trust II (BFY)

(Percentages shown are based on Net Assets)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			LONG-TERM INVESTMENTS—156.9%
			Multi-State—5.7%
			Charter Mac Equity Issuer Trust,
A3	$500	[3]	Ser. A, 5.75%, 4/30/15	No Opt. Call	$539,400
A3	1,000	[3]	Ser. A, 6.00%, 4/30/19	No Opt. Call	1,116,010
Baa1	1,500	[3]	Ser. B, 6.00%, 4/30/15	No Opt. Call	1,631,340
Baa1	1,000	[3]	Ser. B, 6.30%, 4/30/19	No Opt. Call	1,131,700

					4,418,450

			New York—146.3%
			Albany Indl. Dev. Agcy., Sch. Impvts. Lease Appropriation RB, New Covenant Charter Sch. Proj.,
NR	345		Ser. A, 7.00%, 5/01/25	05/15 @ 102	347,446
NR	220		Ser. A, 7.00%, 5/01/35	05/15 @ 102	219,969
AA-	4,000	[4]	City of New York, Recreational Fac. Impvts. Hotel Occupancy Tax GO, Ser. B, 5.75%, 12/01/11	N/A	4,372,760
Aaa	1,715		Clarence Indl. Dev. Agcy., Indl. Impvts. RB, Bristol Vlg., Inc. Proj., 6.00%, 1/20/44	01/13 @ 102	1,916,770
BBB	2,535		Cntys. Tobacco Trust III, Misc. Tobacco Settlement Funded RB, 6.00%, 6/01/43	06/13 @ 100	2,731,615
			Dorm. Auth.,
AA	1,000		Hlth., Hosp. & Nursing Home Impvts. RB, New York Hosp. Med. Ctr. Queens Proj., 4.75%, 2/15/37	02/17 @ 100	1,018,270
Aa3	2,000		Hlth., Hosp. & Nursing Home RB, Kateri Residence Proj., 5.00%, 7/01/22	07/13 @ 100	2,107,500
BBB	750		Hlth., Hosp. & Nursing Home RB, Mt. Sinai Hosp. Proj., 5.50%, 7/01/26	07/08 @ 100	762,840
AAA	2,500		Hlth., Hosp. & Nursing Home RB, St. Barnabas Hosp. Proj., Ser. A, 5.00%, 2/01/31, AMBAC	08/12 @ 100	2,626,975
AAA	2,500		Univ. & Coll. Impvts. RB, Brooklyn Law Sch. Proj., Ser. B, 5.125%, 7/01/30, XLCA	07/13 @ 100	2,648,850
AA-	750		Univ. & Coll. Impvts. RB, Mental Hlth. Svcs. Facs. Proj., 5.00%, 2/15/37	02/17 @ 100	797,722
AA	2,000		Univ. & Coll. Impvts. RB, Mount St. Mary Coll. Proj., 5.00%, 7/01/32, RAA	07/13 @ 100	2,094,960
AAA	2,425		Univ. & Coll. Impvts. RB, New Sch. Univ. Proj., 5.00%, 7/01/31, MBIA	07/11 @ 100	2,517,708
AA	4,000		Dutchess Cnty. Indl. Dev. Agcy., Univ. & Coll. Impvts. Lease RB, Vassar Coll. Proj., 5.35%, 9/01/40	08/11 @ 101	4,259,520
A+	5,500		Energy Research. & Dev. Auth., Elec., Pwr. & Lt. Impvts. RB, Consolidated Edison Co. Proj., 4.70%, 6/01/36, AMT	04/07 @ 100	5,502,365
			Essex Cnty. Indl. Dev. Agcy.,
BBB	650		Indl. Impvts. RB, Intl. Paper Co. Proj., Ser. A, 4.60%, 12/01/30, AMT	12/11 @ 100	646,796
BBB	625		Indl. RB, Intl. Paper Co. Proj., Ser. A, 5.50%, 10/01/26, AMT	10/12 @ 100	651,175
A	3,250		Geneva Indl. Dev. Agcy., Univ. & Coll. Impvts. RB, Hobart & Williams Smith Proj., Ser. A, 5.375%, 2/01/33	02/13 @ 100	3,480,035
BBB-	385		Herkimer Cnty. Indl. Dev. Agcy., Univ. & Coll. Impvts. RB, Herkimer Coll. Fndtn. Proj., 6.25%, 8/01/34	08/13 @ 100	418,414
AAA	4,500		Hudson Yards Infrastructure Corp., Trans. Impvts. Misc. RB, Ser. A, 4.50%, 2/15/47, MBIA	02/17 @ 100	4,528,305
			Liberty Dev. Corp.,
AA-	4,000		Indl. Impvts. Misc. RB, Goldman Sachs Group, Inc. Proj., 5.25%, 10/01/35	No Opt. Call	4,695,120
B3	675		Recreational Fac. Impvts. RB, Nat. Sports Museum Proj., Ser. A, 6.125%, 2/15/19	02/16 @ 100	712,881
AAA	3,515		Long Island Pwr. Auth., Elec., Pwr. & Lt. RB, Ser. A, Zero Coupon, 6/01/28, FSA	No Opt. Call	1,449,691
			Met. Transp. Auth.,
AA-	5,000		Misc. RB, Ser. A, 5.125%, 1/01/29	07/12 @ 100	5,267,850
AA	5,000		Trans. RB, Ser. A, 5.00%, 11/15/30	11/12 @ 100	5,226,850
AAA	2,000		Trans. RB, Ser. A, 5.25%, 11/15/31, FGIC	11/12 @ 100	2,136,980
			New York City Indl. Dev. Agcy.,
BBB-	1,000		Econ. Impvts. RB, IAC/Interactive Corp. Proj., 5.00%, 9/01/35	09/15 @ 100	1,040,400
AA+	1,000		Local Hsg. RB, Eger Harbor House, Inc. Proj., Ser. A, 4.95%, 11/20/32	11/12 @ 101	1,044,510
AA+	1,000		Local Hsg. RB, Eger Harbor House, Inc. Proj., Ser. A, 5.875%, 5/20/44	11/12 @ 105	1,126,530
B	1,600		Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.625%, 8/01/25, AMT	08/16 @ 101	1,922,560
B	1,500		Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.75%, 8/01/31, AMT	08/16 @ 101	1,822,680
A	1,500		Private Primary Schs. Lease RB, Lycee Francais de New York Proj., Ser. A, 5.375%, 6/01/23, ACA	12/12 @ 100	1,589,220

See Notes to Financial Statements.

BlackRock New York Insured Municipal Income Trust II (BFY)(continued)

(Percentages shown are based on Net Assets)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			New York—(cont’d)
			New York City Mun. Wtr. Fin. Auth.,
AA+	$5,000		Wtr. RB, Ser. A, 5.125%, 6/15/34	06/12 @ 100	$5,260,950
AAA	1,100		Wtr. & Swr. Sys., RB, Second Gen. Resolution Proj., Ser. A, 4.50%, 6/15/37, MBIA	06/16 @ 100	1,113,288
AAA	5,000	[4]	New York City Trans. Auth. Met. Transp. Auth. Triborough Brdg. & Tunl., Trans. Impvts. COP, Ser. A, 5.25%, 1/01/10, AMBAC	N/A	5,270,050
AAA	5,000		New York City Transl. Fin. Auth., Income Tax RB, Ser. B, 5.00%, 11/01/27	11/12 @ 100	5,256,500
AAA	3,000		New York Convention Ctr. Operating Corp., Recreational Fac. Impvts. Hotel Occupancy Tax RB, 5.00%, 11/15/35, AMBAC	11/15 @ 100	3,202,770
Caa1	3,675		Port Auth. of New York & New Jersey, Port, Arpt. & Marina Impvts. RB, Contl. Airlines Proj., 9.125%, 12/01/15, AMT	04/07 @ 100	3,827,843
			Suffolk Cnty. Indl. Dev. Agcy.,
BBB-	450		Hlth., Hosp. & Nursing Home RB, Active Retirement Cmnty. Proj., 5.00%, 11/01/28	11/16 @ 100	463,901
A	2,500		Indl. Impvts. RB, Keyspan-Port Jefferson Proj., 5.25%, 6/01/27, AMT	06/13 @ 100	2,642,975
AAA	1,500		Syracuse Indl. Dev. Agcy., Indl. Impvts. RB, Crousel Ctr. Proj., Ser. A, 5.00%, 1/01/36	01/17@ 100	1,582,215
			Triborough Brdg. & Tunl. Auth., Hwy. Tolls RB,
AAA	850	[4]	Ser. A, 5.00%, 1/01/12	N/A	902,402
AA	150		Ser. A, 5.00%, 1/01/32	01/12 @ 100	156,335
AAA	9,000	[4]	TSASC, Inc., Rec. Recovery Impvts. Tobacco Settlement Funded RB, Ser. 1, 5.75%, 7/15/12	N/A	9,906,120
AAA	2,000		Urban Dev. Corp., Pub. Impvts. Income Tax RB, Ser. B, 5.00%, 3/15/35	03/15 @ 100	2,130,740

					113,401,356

			Puerto Rico—4.9%
BBB	1,400		Children’s Trust Fund, Tobacco Settlement Funded RB, 5.625%, 5/15/43	05/12 @ 100	1,468,320
BBB+	200		Comnwlth. Hwy. & Transp. Auth., Hwy. Toll Impvts. RB, Ser. M, 5.00%, 7/01/46	07/17 @ 100	211,732
AAA	2,004		Hwy. & Transp. Auth., Hwy. Impvts. Tolls RB, Ser. D, 5.375%, 7/01/12	N/A	2,170,000

					3,850,052

			Total Long-Term Investments (cost $114,511,210)		121,669,858

	Shares (000)

			MONEY MARKET FUND—0.8%
NR	600	[5,6]	CMA New York Mun. Money Fund, 3.10% (cost $600,000)	N/A	600,000

			Total Investments —157.7% (cost $115,111,2107)		$122,269,858
			Liabilities in excess of other assets —(0.1)%		(73,247)
			Preferred shares at redemption value, including dividends payable —(57.6)%		(44,675,433)

			Net Assets Applicable to Common Shareholders—100%		$77,521,178

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 28, 2007, the Trust held 5.7% of its net assets, with a current market value of $4,418,450, in securities restricted as to resale.

[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	Represents an investment in an affiliate.
[6]	Represents current yield as of February 28, 2007.
[7]

Cost for federal income tax purposes is $115,106,473. The net unrealized appreciation on a tax basis is $7,163,385, consisting of $7,166,590 gross unrealized appreciation and $3,205 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	— American Capital Access	AMBAC	— American Municipal Bond Assurance Corp.
AMT	— Subject to Alternative Minimum Tax	COP	— Certificate of Participation
FGIC	— Financial Guaranty Insurance Co.	FSA	— Financial Security Assurance
GO	— General Obligation	MBIA	— Municipal Bond Insurance Assoc.
RAA	— Radian Asset Assurance	RB	— Revenue Bond
XLCA	— XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2007
BlackRock Virginia Municipal Bond Trust (BHV)

(Percentages shown are based on Net Assets)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			LONG-TERM INVESTMENTS—151.5%
			District of Columbia—6.2%
AAA	$1,500		Met. Washington Arpts. Auth., Port, Arpt. & Marina RB, Ser. A, 5.25%, 10/01/32, FGIC, AMT	10/12 @ 100	$1,580,760

			Multi-State—6.9%
Baa1	1,500	[3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	1,738,455

			Puerto Rico—5.7%
BBB	1,380		Children’s Trust Fund, Tobacco Settlement Funded RB, 5.375%, 5/15/33	05/12 @ 100	1,440,610

			Virginia—132.7%
NR4	1,440		Alexandria Redev. & Hsg. Auth., Local Hsg. RB, 3001 Park Ctr. Apts. Proj., Ser. A, 6.375%, 4/01/34	04/08 @ 103	1,499,357
A	2,150	[5]	Arlington Cnty. Indl. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys. Proj., 5.25%, 7/01/11	N/A	2,298,974
NR	1,500		Celebrate North Cmnty. Dev. Auth., Wtr. Util. Impvts. SA, Ser. B, 6.75%, 3/01/34	03/14 @ 102	1,612,890
AA	1,000		City of Hampton, Pub. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 4/01/20	04/12 @ 101	1,061,390
AAA	3,000		City of Richmond, Natural Gas RB, 5.00%, 1/15/33, FSA	01/12 @ 100	3,131,700
AA+	1,275		Cnty. of Prince William, Pub. Impvts. Lease Approp. RB, 5.00%, 12/01/21	06/12 @ 100	1,336,697
AAA	1,500	[6]	Danville Indl. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Danville Regl. Med. Ctr. Proj., 5.25%, 10/01/28, AMBAC	ETM	1,705,620
NR	990		Dulles Town Ctr. Cmnty. Dev. Auth., Pub. Impvts. SA, Dulles Town Ctr. Proj., 6.25%, 3/01/26	03/08 @ 102	1,026,422
AAA	1,205		Fairfax Cnty. Wtr. Auth., Wtr. RB, 5.00%, 4/01/27	04/12 @ 100	1,258,839
A-	1,500		Henrico Cnty. Econ. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Bon Secours Hlth. Sys., Inc. Proj., Ser. A, 5.60%, 11/15/30	11/12 @ 100	1,596,660
AAA	3,000		Hsg. Dev. Auth., Local Hsg. RB, Ser. H, 5.375%, 7/01/36, MBIA	07/11 @ 100	3,168,870
BBB	1,300		Isle Wight Cnty. Indl. Dev. Auth., Mult. Util. Impvts. Misc. RB, Int. Paper Co. Proj., Ser. A, 5.70%, 11/01/27, AMT	11/13 @ 100	1,377,922
AAA	185		James City Cnty. Econ. Dev. Auth., Sch. Impvts. Lease Appropriation RB, Pub. Fac. Proj., 5.00%, 6/15/26, FSA	06/17 @ 100	200,153
NR	500		Lynchburg Indl. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Westminster Canterbury Proj., 5.00%, 7/01/31	07/17 @ 100	503,985
AAA	1,500		Norfolk Arpt. Auth., Port, Arpt. & Marina Impvts. RB, Ser. A, 5.125%, 7/01/31, FGIC	07/11 @ 100	1,561,890
NR	500		Peninsula Ports Auth., Hlth., Hosp. & Nursing Home RB, Baptist Homes Proj., Ser. C, 5.40%, 12/01/33	12/16 @ 100	519,170
A	5,000	[5]	Pocahontas Pkwy. Assoc., Highway Tolls RB, Ser. B, Zero Coupon, 8/15/08, ACA	N/A	2,152,400
AAA	1,000		Port Auth., Port, Arpt. & Marina Impvts. RB, 4.75%, 7/01/31, FGIC, AMT	07/13 @ 100	1,018,580
			Recs. Auth., Wtr. Util. Impvts. Misc. RB,
AA	1,500	[5]	Frederick Cnty. San. Auth. Proj., 5.20%, 10/01/10	N/A	1,579,095
AA	635		Ser. A, 5.125%, 5/01/27	05/11 @ 101	668,141
AAA	1,250		Richmond Met. Auth., Hwy. Tolls RB, 5.25%, 7/15/22, FGIC	No Opt. Call	1,439,050
A-	1,000		Stafford Cnty. Econ. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Medicorp Hlth. Sys. Oblig. Proj., 5.25%, 6/15/37	06/16 @ 100	1,063,430
			Virginia Coll. Bldg. Auth., Coll. & Univ. RB, Washington & Lee Univ. Proj.,
AAA	500		5.25%, 1/01/26, MBIA	No Opt. Call	577,710
AAA	1,000		5.25%, 1/01/31, MBIA	No Opt. Call	1,174,640

					33,533,585

			Total Investments —151.5% (cost $35,290,5147)		$38,293,410
			Other assets in excess of liabilities —2.0%		511,594
			Preferred shares at redemption value, including dividends payable —(53.5)%		(13,532,670)

			Net Assets Applicable to Common Shareholders—100%		$25,272,334

See Notes to Financial Statements.

BlackRock Virginia Municipal Bond Trust (BHV) (continued)

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 28, 2007, the Trust held 6.9% of its net assets, with a current market value of $1,738,455, in securities restricted as to resale.

[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[6]	Security is collateralized by Municipal or U.S. Treasury obligations.
[7]

Cost for federal income tax purposes is $35,221,382. The net unrealized appreciation on a tax basis is $3,072,028, consisting of $3,072,028 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Subject to Alternative Minimum Tax	ETM	—	Escrowed to Maturity
FGIC	—	Financial Guaranty Insurance Co.	FSA	—	Financial Security Assurance
GO	—	General Obligation	MBIA	—	Municipal Bond Insurance Assoc.
RB	—	Revenue Bond	SA	—	Special Assessment

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
February 28, 2007

	Insured Municipal Income Trust (BYM)	Municipal Bond Trust (BBK)	Municipal Income Trust II (BLE)	California Insured Municipal Income Trust (BCK)

Assets
Investments at value, unaffiliated[1]	$635,412,410	$252,899,420	$568,333,689	$126,218,589
Investments at value, affiliated[2]	6,300,000	9,300,000	10,700,000	4,200,000
Investments in affiliates	65,865	28,537	59,553	11,196
Cash	1,438	229,090	64,530	40,652
Receivable from investments sold	4,833,763	1,354,935	1,715,627	—
Unrealized appreciation on forward starting swaps	5,339	—	4,477	1,149
Interest receivable	6,639,775	2,672,264	6,711,369	1,308,468
Other assets	46,569	16,341	49,300	17,186

	653,305,159	266,500,587	587,638,545	131,797,240

Liabilities
Payable for investments purchased	6,816,768	3,473,468	7,651,767	2,583,847
Unrealized depreciation on forward starting swaps	1,656,660	908,469	1,386,256	159,855
Dividends payable—common shares	1,598,438	883,722	1,746,974	306,017
Investment advisory fee payable	171,554	79,749	176,025	34,352
Deferred Trustees’fees	65,865	28,537	59,553	11,196
Payable to affiliates	34,040	15,289	28,367	6,362
Other accrued expenses	124,556	96,310	113,973	37,992

	10,467,881	5,485,544	11,162,915	3,139,621

Preferred Shares at Redemption Value
$25,000 liquidation value per share, including dividends payable[3]	229,050,251	90,530,248	205,629,717	46,511,846

Net Assets Applicable to Common Shareholders	$413,787,027	$170,484,795	$370,845,913	$82,145,773

Composition of Net Assets Applicable to Common Shareholders:
Par value[4]	$26,204	$10,236	$22,998	$5,276
Paid-in capital in excess of par	371,940,567	145,452,728	326,757,536	74,807,848
Undistributed net investment income	1,781,637	1,869,658	1,406,775	350,368
Accumulated net realized gain (loss)	(3,602,792)	884,262	(7,272,897)	(1,154,883)
Net unrealized appreciation	43,641,411	22,267,911	49,931,501	8,137,164

Net assets applicable to common shareholders, February 28, 2007	$413,787,027	$170,484,795	$370,845,913	$82,145,773

Net asset value per common share[5]	$15.79	$16.65	$16.13	$15.57

[1]Investments at cost, unaffiliated	$590,119,678	$229,723,040	$517,020,409	$117,922,719
[2]Investments at cost, affiliated	$6,300,000	$9,300,000	$10,700,000	$4,200,000
[3]Preferred shares outstanding	9,159	3,620	8,222	1,860
[4]Par value per share	$0.001	$0.001	$0.001	$0.001
[5]Common shares outstanding	26,203,900	10,236,360	22,997,796	5,276,156

See Notes to Financial Statements.

California Municipal Bond Trust (BZA)	California Municipal Income Trust II (BCL)	Florida Insured Municipal Income Trust (BAF)	Florida Municipal Bond Trust (BIE)	Maryland Municipal Bond Trust (BZM)	New Jersey Municipal Bond Trust (BLJ)

$82,305,711	$203,242,943	$206,198,778	$81,608,323	$49,760,426	$57,828,324
3,400,000	200,000	1,800,000	900,000	300,000	200,000
13,717	17,225	18,608	11,384	13,556	14,528
54,316	89,550	81,227	58,497	36,782	42,442
—	—	—	—	—	—
—	1,891	—	—	—	—
951,264	2,563,700	2,842,124	1,242,096	610,606	652,815
9,697	21,298	20,233	9,657	1,865	2,131

86,734,705	206,136,607	210,960,970	83,829,957	50,723,235	58,740,240

1,050,970	4,519,171	—	—	—	204,211
94,820	585,114	499,780	138,347	82,989	69,157
268,770	522,998	506,575	258,378	144,679	179,608
22,742	61,160	56,042	22,304	13,479	15,543
13,717	17,225	18,608	11,384	13,556	14,528
4,982	10,252	12,907	5,008	2,171	1,467
40,409	60,501	48,338	43,878	44,262	49,552

1,496,410	5,776,421	1,142,250	479,299	301,136	534,066

29,977,215	71,971,086	76,014,366	29,795,271	18,009,912	20,228,213

$55,261,080	$128,389,100	$133,804,354	$53,555,387	$32,412,187	$37,977,961

$3,376	$7,987	$8,734	$3,322	$2,028	$2,286
47,865,254	113,290,672	123,914,893	47,051,191	28,713,945	32,386,224
637,143	485,881	774,273	892,824	504,602	654,430
(788,285)	(4,310,191)	(1,090,129)	(257,288)	(150,402)	13,299
7,543,592	18,914,751	10,196,583	5,865,338	3,342,014	4,921,722

$55,261,080	$128,389,100	$133,804,354	$53,555,387	$32,412,187	$37,977,961

$16.37	$16.08	$15.32	$16.12	$15.98	$16.61

$74,667,299	$183,744,969	$195,502,415	$75,604,638	$46,335,423	$52,837,445
$3,400,000	$200,000	$1,800,000	$900,000	$300,000	$200,000
1,199	2,878	3,040	1,191	720	809
$0.001	$0.001	$0.001	$0.001	$0.001	$0.001
3,375,895	7,986,765	8,734,048	3,321,574	2,028,454	2,286,445

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (unaudited) (continued) February 28, 2007

	New York Insured Municipal Income Trust (BSE)	New York Municipal Bond Trust (BQH)	New York Municipal Income Trust II (BFY)	Virginia Municipal Bond Trust (BHV)

Assets
Investments at value, unaffiliated[1]	$157,402,052	$67,718,704	$121,669,858	$38,293,410
Investments at value, affiliated[2]	—	600,000	600,000	—
Investments in affiliates	11,462	12,679	13,270	11,794
Cash	9,807	6,754	84,554	259,541
Unrealized appreciation on forward starting swaps	—	—	790	—
Interest receivable	1,547,261	821,605	1,405,152	506,364
Other assets	18,272	9,074	11,477	1,432

	158,988,854	69,168,816	123,785,101	39,072,541

Liabilities
Payable for investments purchased	2,035,811	552,930	1,000,268	—
Unrealized depreciation on forward starting swaps	299,059	77,905	185,940	94,243
Dividends payable—common shares	375,247	210,291	292,556	111,485
Investment advisory fee payable	41,675	18,257	37,335	10,373
Deferred Trustees’fees	11,462	12,679	13,270	11,794
Payable to affiliates	1,728	3,401	6,040	1,989
Other accrued expenses	42,681	45,551	53,081	37,653

	2,807,663	921,014	1,588,490	267,537

Preferred Shares at Redemption Value
$25,000 liquidation value per share, including dividends payable[3]	56,026,688	24,201,989	44,675,433	13,532,670

Net Assets Applicable to Common Shareholders	$100,154,503	$44,045,813	$77,521,178	$25,272,334

Composition of Net Assets Applicable to
Common Shareholders:
Par value[4]	$6,470	$2,729	$4,938	$1,540
Paid-in capital in excess of par	91,773,953	38,685,976	70,007,203	21,814,794
Undistributed net investment income	686,703	609,160	567,996	600,615
Accumulated net realized gain (loss)	2,948	(43,986)	(32,457)	(53,268)
Net unrealized appreciation	7,684,429	4,791,934	6,973,498	2,908,653

Net assets applicable to common shareholders, February 28, 2007	$100,154,503	$44,045,813	$77,521,178	$25,272,334

Net asset value per common share[5]	$15.48	$16.14	$15.70	$16.41

[1]Investments at cost, unaffiliated	$149,418,564	$62,848,865	$114,511,210	$35,290,514
[2]Investments at cost, affiliated	$—	$600,000	$600,000	$—
[3]Preferred shares outstanding	2,240	968	1,786	541
[4]Par value per share	$0.001	$0.001	$0.001	$0.001
[5]Common shares outstanding	6,469,766	2,729,277	4,937,652	1,539,999

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (unaudited) For the six months ended February 28, 2007

	Insured Municipal Income Trust (BYM)	Municipal Bond Trust (BBK)	Municipal Income Trust II (BLE)	California Insured Municipal Income Trust (BCK)

Investment Income
Interest income	$15,136,423	$6,893,714	$15,145,631	$2,974,174
Affiliated income	1,492	2,128	1,975	1,411
Income from affiliates	1,593	662	1,447	201

Total investment income	15,139,508	6,896,504	15,149,053	2,975,786

Expenses
Investment advisory	1,743,458	803,529	1,562,427	348,379
Transfer agent	7,043	6,732	6,682	4,571
Custodian	45,474	34,668	50,918	19,841
Reports to shareholders	45,732	19,661	43,264	9,271
Directors/Trustees	15,856	7,635	14,750	4,745
Registration	10,677	10,692	5,486	10,611
Independent accountants	20,495	18,816	20,180	18,425
Legal	37,213	15,840	32,038	10,058
Insurance	17,351	7,039	15,523	3,456
Auction agent	292,974	118,997	264,660	60,864
Deferred Trustees’fees	1,593	662	1,447	201
Miscellaneous	33,336	24,363	26,494	13,580

Total expenses excluding interest expense	2,271,202	1,068,634	2,043,869	504,002
Interest expense	988	424	913	1,613

Total expenses	2,272,190	1,069,058	2,044,782	505,615
Less fees waived by Advisor	(633,985)	(385,900)	(426,112)	(126,682)
Less fees paid indirectly	(5,391)	(10,658)	(4,456)	(11,165)

Net expenses	1,632,814	672,500	1,614,214	367,768

Net investment income	13,506,694	6,224,004	13,534,839	2,608,018

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(2,243,588)	(137,257)	(1,746,309)	(341,510)
Swaps	—	314,043	—	—

	(2,243,588)	176,786	(1,746,309)	(341,510)

Net change in unrealized appreciation/depreciation on:
Investments	10,407,014	3,991,623	10,237,368	1,929,579
Swaps	(459,165)	(485,105)	(397,824)	99,348

	9,947,849	3,506,518	9,839,544	2,028,927

Net gain	7,704,261	3,683,304	8,093,235	1,687,417

Dividends and Distributions to Preferred Shareholders from:
Net investment income	(3,449,467)	(1,571,584)	(3,543,173)	(731,584)
Net realized gains	(372,156)	—	—	—

Total dividends and distributions	(3,821,623)	(1,571,584)	(3,543,173)	(731,584)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$17,389,332	$8,335,724	$18,084,901	$3,563,851

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (unaudited) (continued) For the six months ended February 28, 2007

	California Municipal Bond Trust (BZA)	California Municipal Income Trust II (BCL)	Florida Insured Municipal Income Trust (BAF)	Florida Municipal Bond Trust (BIE)

Investment Income
Interest income	$2,175,700	$4,873,510	$5,015,229	$2,179,082
Affiliated income	1,021	67	451	221
Income from affiliates	225	360	487	131

Total investment income	2,176,946	4,873,937	5,016,167	2,179,434

Expenses
Investment advisory	262,672	542,884	570,628	258,284
Transfer agent	6,334	6,441	6,589	6,275
Custodian	15,932	28,966	26,856	15,041
Reports to shareholders	6,981	13,535	15,832	7,212
Directors/Trustees	4,010	6,174	6,593	4,000
Registration	10,634	1,836	10,619	10,634
Independent accountants	18,231	18,703	18,759	18,234
Legal	5,290	15,116	15,287	5,263
Insurance	2,305	5,379	5,700	2,276
Auction agent	39,674	94,275	97,478	39,472
Deferred Trustees’fees	225	360	487	131
Miscellaneous	12,361	15,078	15,772	12,362

Total expenses excluding interest expense	384,649	748,747	790,600	379,184
Interest expense	—	424	596	—

Total expenses	384,649	749,171	791,196	379,184
Less fees waived by Advisor	(126,155)	(148,057)	(207,499)	(124,062)
Less fees paid indirectly	(10,748)	(12,364)	(11,850)	(8,852)

Net expenses	247,746	588,750	571,847	246,270

Net investment income	1,929,200	4,285,187	4,444,320	1,933,164

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(70,569)	257,040	(835,501)	(186,970)
Swaps	—	—	—	—

	(70,569)	257,040	(835,501)	(186,970)

Net change in unrealized appreciation/depreciation on:
Investments	470,189	2,747,743	1,583,511	7,400
Swaps	58,625	(165,564)	(141,590)	(19,081)

	528,814	2,582,179	1,441,921	(11,681)

Net gain (loss)	458,245	2,839,219	606,420	(198,651)

Dividends and Distributions to Preferred Shareholders from:
Net investment income	(490,485)	(1,155,073)	(1,313,345)	(511,247)
Net realized gains	—	—	—	—

Total dividends and distributions	(490,485)	(1,155,073)	(1,313,345)	(511,247)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$1,896,960	$5,969,333	$3,737,395	$1,223,266

See Notes to Financial Statements.

Maryland Municipal Bond Trust (BZM)	New Jersey Municipal Bond Trust (BLJ)	New York Insured Municipal Income Trust (BSE)	New York Municipal Bond Trust (BQH)	New York Municipal Income Trust II (BFY)	Virginia Municipal Bond Trust (BHV)

$1,265,586	$1,511,379	$3,685,037	$1,772,729	$3,023,839	$985,977
85	50	—	153	289	—
190	242	182	182	232	153

1,265,861	1,511,671	3,685,219	1,773,064	3,024,360	986,130

155,965	179,115	424,401	210,798	331,926	120,065
6,311	6,303	6,525	6,321	6,385	6,347
13,378	15,338	19,933	15,263	21,632	15,364
5,777	5,868	12,928	6,526	9,850	4,597
3,778	3,795	4,206	3,809	4,619	3,753
530	614	10,594	10,634	1,076	391
18,096	18,122	18,546	18,167	18,390	12,391
4,919	4,990	10,365	5,102	9,990	4,798
1,371	1,569	4,232	1,848	3,302	1,052
24,811	27,573	72,655	32,507	57,782	19,256
190	242	182	182	232	153
11,617	11,295	13,107	11,820	13,443	11,385

246,743	274,824	597,674	322,977	478,627	199,552
—	—	958	—	—	—

246,743	274,824	598,632	322,977	478,627	199,552
(74,912)	(86,025)	(154,326)	(101,247)	(90,525)	(57,671)
(10,211)	(11,157)	(9,343)	(8,584)	(9,484)	(11,198)

161,620	177,642	434,963	213,146	378,618	130,683

1,104,241	1,334,029	3,250,256	1,559,918	2,645,742	855,447

(159,841)	(181,104)	(109,854)	213,895	25,463	(19,091)
—	47,480	89,476	—	—	—

(159,841)	(133,624)	(20,378)	213,895	25,463	(19,091)

223,046	791,404	1,218,759	169,347	919,886	256,841
(7,302)	36,684	(105,978)	16,583	(4,855)	(29,069)

215,744	828,088	1,112,781	185,930	915,031	227,772

55,903	694,464	1,092,403	399,825	940,494	208,681

(303,415)	(327,681)	(754,115)	(382,343)	(702,980)	(198,218)
(724)	—	(114,611)	—	—	(26,231)

(304,139)	(327,681)	(868,726)	(382,343)	(702,980)	(224,449)

$856,005	$1,700,812	$3,473,933	$1,577,400	$2,883,256	$839,679

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended February 28, 2007 (unaudited) and for the year ended August 31, 2006

	Insured Municipal Income Trust (BYM)		Municipal Bond Trust (BBK)

	2007	2006	2007	2006

Increase in Net Assets Applicable to Common Shareholders

Operations:
Net investment income	$13,506,694	$26,984,919	$6,224,004	$12,404,175
Net realized gain (loss)	(2,243,588)	2,922,771	176,786	3,892,279
Net change in unrealized appreciation/depreciation	9,947,849	(5,245,337)	3,506,518	(2,036,069)
Dividends and distributions to preferred shareholders from:
Net investment income	(3,449,467)	(6,755,122)	(1,571,584)	(2,574,142)
Net realized gains	(372,156)	—	—	(231,342)

Net increase in net assets applicable to common shareholders resulting from operations	17,389,332	17,907,231	8,335,724	11,454,901

Dividends and Distributions to Common Shareholders from:
Net investment income	(9,590,625)	(19,628,929)	(5,297,245)	(10,542,723)
Net realized gains	(1,349,789)	—	—	(926,334)

Total dividends and distributions	(10,940,414)	(19,628,929)	(5,297,245)	(11,469,057)

Capital Share Transactions:
Reinvestment of common dividends	—	419,066	551,450	1,045,811

Total increase (decrease)	6,448,918	(1,302,632)	3,589,929	1,031,655

Net Assets Applicable to Common Shareholders
Beginning of period	407,338,109	408,640,741	166,894,866	165,863,211

End of period	$413,787,027	$407,338,109	$170,484,795	$166,894,866

End of period undistributed net investment income	$1,781,637	$1,315,035	$1,869,658	$2,514,483

See Notes to Financial Statements.

Municipal Income Trust II (BLE)		California Insured Municipal Income Trust (BCK)		California Municipal Bond Trust (BZA)

2007	2006	2007	2006	2007	2006

$13,534,839	$27,132,544	$2,608,018	$5,193,317	$1,929,200	$3,856,991
(1,746,309)	7,808,346	(341,510)	1,094,689	(70,569)	579,065
9,839,544	(4,201,140)	2,028,927	(1,142,339)	528,814	(48,209)

(3,543,173)	(6,317,513)	(731,584)	(1,289,460)	(490,485)	(876,737)
—	—	—	—	—	—

18,084,901	24,422,237	3,563,851	3,856,207	1,896,960	3,511,110

(11,006,518)	(22,977,915)	(1,836,100)	(3,761,809)	(1,611,287)	(3,209,548)
—	—	—	—	—	—

(11,006,518)	(22,977,915)	(1,836,100)	(3,761,809)	(1,611,287)	(3,209,548)

1,159,987	2,143,077	—	34,661	174,116	234,330

8,238,370	3,587,399	1,727,751	129,059	459,789	535,892

362,607,543	359,020,144	80,418,022	80,288,963	54,801,291	54,265,399

$370,845,913	$362,607,543	$82,145,773	$80,418,022	$55,261,080	$54,801,291

$1,406,775	$2,421,627	$350,368	$310,034	$637,143	$809,715

STATEMENTS OF CHANGES IN NET ASSETS (continued) For the six months ended February 28, 2007 (unaudited) and for the year ended August 31, 2006

	California Municipal Income Trust II (BCL)		Florida Insured Municipal Income Trust (BAF)

	2007	2006	2007	2006

Increase in Net Assets Applicable to
Common Shareholders

Operations:
Net investment income	$4,285,187	$8,636,789	$4,444,320	$8,891,830
Net realized gain (loss)	257,040	1,752,542	(835,501)	1,645,015
Net change in unrealized appreciation/depreciation	2,582,179	(525,041)	1,441,921	(2,224,194)
Dividends and distributions to preferred shareholders from:
Net investment income	(1,155,073)	(1,983,073)	(1,313,345)	(2,277,559)
Net realized gains	—	—	—	—

Net increase in net assets applicable to common shareholders resulting from operations	5,969,333	7,881,217	3,737,395	6,035,092

Dividends and Distributions to Common Shareholders from:
Net investment income	(3,138,110)	(6,275,960)	(3,039,447)	(6,227,177)
Net realized gains	—	—	—	—

Total dividends and distributions	(3,138,110)	(6,275,960)	(3,039,447)	(6,227,177)

Capital Share Transactions:
Reinvestment of common dividends	32,863	—	—	77,965

Total increase (decrease)	2,864,086	1,605,257	697,948	(114,120)

Net Assets Applicable to Common Shareholders
Beginning of period	125,525,014	123,919,757	133,106,406	133,220,526

End of period	$128,389,100	$125,525,014	$133,804,354	$133,106,406

End of period undistributed net investment income	$485,881	$493,877	$774,273	$682,745

See Notes to Financial Statements.

Florida Municipal Bond Trust (BIE)		Maryland Municipal Bond Trust (BZM)		New Jersey Municipal Bond Trust (BLJ)

2007	2006	2007	2006	2007	2006

$1,933,164	$3,875,241	$1,104,241	$2,169,137	$1,334,029	$2,654,971
(186,970)	542,590	(159,841)	364,521	(133,624)	526,070
(11,681)	(710,343)	215,744	(524,780)	828,088	(144,958)

(511,247)	(906,591)	(303,415)	(533,685)	(327,681)	(548,600)
—	—	(724)	—	—	(37,909)

1,223,266	2,800,897	856,005	1,475,193	1,700,812	2,449,574

(1,549,606)	(3,093,699)	(867,561)	(1,729,913)	(1,076,978)	(2,145,616)
—	—	(2,108)	—	—	(145,350)

(1,549,606)	(3,093,699)	(869,669)	(1,729,913)	(1,076,978)	(2,290,966)

83,346	101,681	72,188	116,586	91,393	176,459

(242,994)	(191,121)	58,524	(138,134)	715,227	335,067

53,798,381	53,989,502	32,353,663	32,491,797	37,262,734	36,927,667

$53,555,387	$53,798,381	$32,412,187	$32,353,663	$37,977,961	$37,262,734

$892,824	$1,020,513	$504,602	$571,337	$654,430	$725,060

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued) For the six months ended February 28, 2007 (unaudited) and for the year ended August 31, 2006

	New York Insured Municipal Income Trust (BSE)		New York Municipal Bond Trust (BQH)

	2007	2006	2007	2006

Increase in Net Assets Applicable to Common Shareholders

Operations:
Net investment income	$3,250,256	$6,480,361	$1,559,918	$3,079,389
Net realized gain (loss)	(20,378)	1,038,354	213,895	401,202
Net change in unrealized appreciation/depreciation	1,112,781	(1,122,849)	185,930	(478,013)
Dividends and distributions to preferred shareholders from:
Net investment income	(754,115)	(1,540,963)	(382,343)	(688,573)
Net realized gains	(114,611)	—	—	—

Net increase in net assets applicable to common shareholders resulting from operations	3,473,933	4,854,903	1,577,400	2,314,005

Dividends and Distributions to Common Shareholders from:
Net investment income	(2,251,477)	(4,612,545)	(1,260,174)	(2,505,339)
Net realized gains	(322,647)	—	—	—

Total dividends and distributions	(2,574,124)	(4,612,545)	(1,260,174)	(2,505,339)

Capital Share Transactions:
Reinvestment of common dividends	—	158,868	187,095	272,447

Total increase	899,809	401,226	504,321	81,113

Net Assets Applicable to Common Shareholders
Beginning of period	99,254,694	98,853,468	43,541,492	43,460,379

End of period	$100,154,503	$99,254,694	$44,045,813	$43,541,492

End of period undistributed net investment income	$686,703	$442,039	$609,160	$691,759

See Notes to Financial Statements.

New York Municipal Income Trust II (BFY)		Virginia Municipal Bond Trust (BHV)

2007	2006	2007	2006

$2,645,742	$5,213,375	$855,447	$1,690,588
25,463	840,244	(19,091)	372,142
915,031	(102,448)	227,772	(334,498)

(702,980)	(1,240,545)	(198,218)	(396,092)
—	—	(26,231)	—

2,883,256	4,710,626	839,679	1,332,140

(1,755,329)	(3,510,658)	(668,253)	(1,331,262)

—	—	(80,656)	—

(1,755,329)	(3,510,658)	(748,909)	(1,331,262)

—	—	84,575	130,321

1,127,927	1,199,968	175,345	131,199

76,393,251	75,193,283	25,096,989	24,965,790

$77,521,178	$76,393,251	$25,272,334	$25,096,989

$567,996	$380,563	$600,615	$611,639

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Insured Municipal Income Trust (BYM)

	Six Months Ended February 28, 2007 (unaudited)	Year Ended August 31,			For the period October 31, 2002[1] through August 31, 2003

		2006	2005	2004

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.54	$15.61	$14.62	$13.64	$14.33 [2]

Investment operations:
Net investment income	0.52	1.03	1.03	1.06	0.83
Net realized and unrealized gain (loss)	0.29	(0.09)	1.07	0.94	(0.62)
Dividends and distributions to preferred shareholders from:
Net investment income	(0.13)	(0.26)	(0.17)	(0.08)	(0.07)
Net realized gains	(0.01)	—	—	—	—

Net increase from investment operations	0.67	0.68	1.93	1.92	0.14

Dividends and distributions to common shareholders from:
Net investment income	(0.37)	(0.75)	(0.94)	(0.94)	(0.70)
Net realized gains	(0.05)	—	—	—	—

Total dividends and distributions	(0.42)	(0.75)	(0.94)	(0.94)	(0.70)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	(0.10)

Total capital charges	—	—	—	—	(0.13)

Net asset value, end of period	$15.79	$15.54	$15.61	$14.62	$13.64

Market price, end of period	$15.06	$14.65	$15.43	$13.97	$13.51

TOTAL INVESTMENT RETURNS:[3]
At net asset value[4]	4.47%	4.92%	13.77%	14.61%	0.03%

At market price	5.70%	0.07%	17.69%	10.57%	(5.39)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.80%[6]	0.84%	0.83%	0.84%	0.77%[6]
Expenses after fees waived and before fees paid indirectly	0.81%[6]	0.84%	0.83%	0.84%	0.79%[6]
Expenses before fees waived and paid indirectly	1.12%[6]	1.18%	1.15%	1.16%	1.10%[6]
Net investment income after fees waived and paid indirectly and before preferred share dividends	6.64%[6]	6.75%	6.83%	7.30%	6.95%[6]
Preferred share dividends	1.70%[6]	1.69%	1.09%	0.57%	0.55%[6]
Net investment income available to common shareholders	4.94%[6]	5.06%	5.74%	6.73%	6.40%[6]

SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$410,264	$399,904	$394,876	$380,007	$372,269
Portfolio turnover	7%	60%	57%	57%	46%
Net assets applicable to common shareholders, end of period (000)	$413,787	$407,338	$408,641	$382,265	$356,438
Preferred shares value outstanding, end of period (000)	$228,975	$228,975	$228,975	$228,975	$228,975
Asset coverage per preferred share, end of period	$70,186	$69,485	$69,622	$66,739	$63,919

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[4]	Unaudited
[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Municipal Bond Trust (BBK)

	Six Months Ended February 28, 2007 (unaudited)					For the period April 30, 2002[1] through August 31, 2002
		Year Ended August 31,

		2006	2005	2004	2003

PER COMMON SHARE OPERATING PERFORMANCE:[1]
Net asset value, beginning of period	$16.35	$16.36	$15.00	$14.12	$14.76	$14.33 [2]

Investment operations:
Net investment income	0.61	1.21	1.21	1.25	1.28	0.31
Net realized and unrealized gain (loss)	0.36	0.18	1.36	0.74	(0.74)	0.52
Dividends and distributions to preferred shareholders from:
Net investment income	(0.15)	(0.25)	(0.17)	(0.08)	(0.10)	(0.03)
Net realized gains	—	(0.02)	—	—	(0.01)	—

Net increase from investment operations	0.82	1.12	2.40	1.91	0.43	0.80

Dividends and distributions to common shareholders from:
Net investment income	(0.52)	(1.04)	(1.04)	(1.04)	(1.02)	(0.25)
Net realized gains	—	(0.09)	—	—	(0.05)	—

Total dividends and distributions	(0.52)	(1.13)	(1.04)	(1.04)	(1.07)	(0.25)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	—	(0.03)
Preferred shares	—	—	—	0.01	—	(0.09)

Total capital charges	—	—	—	0.01	—	(0.12)

Net asset value, end of period	$16.65	$16.35	$16.36	$15.00	$14.12	$14.76

Market price, end of period	$18.76	$17.89	$17.18	$14.61	$13.66	$14.90

TOTAL INVESTMENT RETURNS:[3]
At net asset value[4]	4.89%	7.18%	16.63%	14.01%	3.17%	4.84%

At market price	8.01%	11.55%	25.75%	14.87%	(1.20)%	1.07%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.80%[6]	0.86%	0.87%	0.89%	0.91%	0.90%[6]
Expenses after fees waived and before fees paid indirectly	0.82%[6]	0.88%	0.88%	0.90%	0.92%	0.91%[6]
Expenses before fees waived and paid indirectly	1.28%[6]	1.37%	1.35%	1.37%	1.41%	1.32%[6]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.43%[6]	7.58%	7.73%	8.28%	8.66%	6.35%[6]
Preferred share dividends	1.88%[6]	1.57%	1.08%	0.55%	0.67%	0.53%[6]
Net investment income available to common shareholders	5.55%[6]	6.01%	6.65%	7.73%	7.99%	5.82%[6]

SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$168,899	$163,727	$158,814	$152,200	$148,670	$144,196
Portfolio turnover	7%	85%	70%	65%	21%	22%
Net assets applicable to common shareholders, end of period (000)	$170,485	$166,895	$165,863	$151,892	$142,951	$149,253
Preferred shares value outstanding, end of period (000)	$90,500	$90,500	$90,500	$90,500	$90,500	$90,500
Asset coverage per preferred share, end of period	$72,104	$71,114	$70,824	$66,963	$64,491	$66,233

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[4]	Unaudited
[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Municipal Income Trust II (BLE)

						For the period July 30, 2002[1] through August 31, 2002
	Six Months Ended February 28, 2007 (unaudited)	Year Ended August 31,

		2006	2005	2004	2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.82	$15.75	$14.34	$13.28	$14.40	$14.33 [2]

Investment operations:
Net investment income	0.59	1.18	1.20	1.20	1.14	0.03
Net realized and unrealized gain (loss)	0.35	0.18	1.38	0.95	(1.06)	0.07
Dividends to preferred shareholders from net investment income	(0.15)	(0.28)	(0.17)	(0.09)	(0.10)	—

Net increase (decrease) from investment operations	0.79	1.08	2.41	2.06	(0.02)	0.10

Dividends to common shareholders from net investment income	(0.48)	(1.01)	(1.00)	(1.00)	(1.00)	—

Capital charges with respect to issuance of:
Common shares	—	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	(0.10)	—

Total capital charges	—	—	—	—	(0.10)	(0.03)

Net asset value, end of period	$16.13	$15.82	$15.75	$14.34	$13.28	$14.40

Market price, end of period	$17.35	$17.22	$15.73	$13.92	$13.11	$15.00

TOTAL INVESTMENT RETURNS:[3]
At net asset value[4]	4.98%	7.04%	17.56%	16.09%	(0.81)%	0.52%

At market price	3.74%	16.66%	20.95%	14.15%	(6.00)%	—%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.89%[6]	0.94%	0.93%	0.95%	0.92%	0.65%[6,7]

Expenses after fees waived and before fees paid indirectly	0.89%[6]	0.94%	0.93%	0.95%	0.93%	0.65%[6,7]
Expenses before fees waived and paid indirectly	1.12%[6]	1.18%	1.17%	1.20%	1.17%	0.80%[6,7]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.43%[6]	7.66%	8.00%	8.37%	8.15%	2.82%[6,7]
Preferred share dividends	1.95%[6]	1.78%	1.15%	0.61%	0.69%	—%[6,7]
Net investment income available to common shareholders	5.48%[6]	5.88%	6.85%	7.76%	7.46%	2.82%[6,7]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$367,308	$354,032	$342,827	$325,680	$318,014	$307,165
Portfolio turnover	5%	68%	49%	64%	118%	—%
Net assets applicable to common shareholders, end of period (000)	$370,846	$362,608	$359,020	$326,770	$302,337	$323,483
Preferred shares value outstanding, end of period (000)	$205,550	$205,550	$205,550	$205,550	$205,550	$—
Asset coverage per preferred share, end of period	$70,114	$69,110	$68,672	$64,747	$61,774	$—

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[4]	Unaudited
[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.
[7]	These annualized ratios are not indicative of future expense ratios, due to the short operating history of the Trust.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock California Insured Municipal Income Trust (BCK)

	Six Months Ended February 28, 2007 (unaudited)				For the period October 31, 2002[1] through August 31, 2003

		Year Ended August 31,

		2006	2005	2004

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.24	$15.22	$14.01	$13.09	$14.33	[2]

Investment operations:
Net investment income	0.49	0.98	0.99	1.02	0.79
Net realized and unrealized gain (loss)	0.33	(0.01)	1.27	0.89	(1.15)
Dividends to preferred shareholders from net investment income	(0.14)	(0.24)	(0.15)	(0.08)	(0.06)

Net increase (decrease) from investment operations	0.68	0.73	2.11	1.83	(0.42)

Dividends and distributions to common shareholders from:
Net investment income	(0.35)	(0.71)	(0.90)	(0.90)	(0.67)
Net realized gains	—	—	—	(0.01)	—

Total dividends and distributions	(0.35)	(0.71)	(0.90)	(0.91)	(0.67)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	(0.12)

Total capital charges	—	—	—	—	(0.15)

Net asset value, end of period	$15.57	$15.24	$15.22	$14.01	$13.09

Market price, end of period	$14.97	$14.61	$16.08	$14.00	$13.01

TOTAL INVESTMENT RETURNS:[3]
At net asset value[4]	4.55%	5.22%	15.62%	14.34%	(4.11	) %

At market price	4.86%	(4.53)%	22.24%	14.97%	(8.98	) %

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.91%[6]	0.95%	0.97%	0.99%	0.92%[6]
Expenses after fees waived and before fees paid indirectly	0.94%[6]	0.97%	0.98%	0.99%	0.96%[6]
Expenses before fees waived and paid indirectly	1.26%[6]	1.28%	1.30%	1.32%	1.27%[6]
Net investment income after fees waived and paid indirectly and before preferred share dividends	6.47%[6]	6.58%	6.72%	7.26%	6.69%[6]
Preferred share dividends	1.82%[6]	1.63%	1.04%	0.54%	0.50%[6]
Net investment income available to common shareholders	4.65%[6]	4.95%	5.68%	6.72%	6.19%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$81,231	$78,877	$77,283	$73,679	$74,302
Portfolio turnover	11%	20%	16%	4%	41%
Net assets applicable to common shareholders, end of period (000)	$82,146	$80,418	$80,289	$73,823	$68,910
Preferred shares value outstanding, end of period (000)	$46,500	$46,500	$46,500	$46,500	$46,500
Asset coverage per preferred share, end of period	$69,171	$68,241	$68,170	$64,691	$62,052

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[4]	Unaudited
[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock California Municipal Bond Trust (BZA)

	Six Months Ended February 28, 2007 (unaudited)	Year Ended August 31,				For the period April 30, 2002[1] through August 31, 2002

		2006	2005	2004	2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$16.28	$16.19	$14.67	$13.71	$14.87	$14.33 [2]

Investment operations:
Net investment income	0.57	1.14	1.13	1.15	1.18	0.28
Net realized and unrealized gain (loss)	0.15	0.17	1.50	0.92	(1.21)	0.63
Dividends and distributions to preferred shareholders from:
Net investment income	(0.15)	(0.26)	(0.15)	(0.07)	(0.09)	(0.02)
Net realized gains	—	—	—	(0.01)	(0.01)	—

Net increase (decrease) from investment operations	0.57	1.05	2.48	1.99	(0.13)	0.89

Dividends and distributions to common shareholders from:
Net investment income	(0.48)	(0.96)	(0.96)	(0.96)	(0.94)	(0.23)
Net realized gains	—	—	—	(0.07)	(0.08)	—

Total dividends and distributions	(0.48)	(0.96)	(0.96)	(1.03)	(1.02)	(0.23)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	(0.01)	(0.09)

Total capital charges	—	—	—	—	(0.01)	(0.12)

Net asset value, end of period	$16.37	$16.28	$16.19	$14.67	$13.71	$14.87

Market price, end of period	$18.00	$18.05	$16.33	$13.90	$13.15	$14.58

TOTAL INVESTMENT RETURNS:[3]
At net asset value[4]	3.37%	6.71%	17.71%	15.20%	(0.76)%	5.48%

At market price	2.51%	17.30%	25.31%	13.80%	(2.92)%	(1.23)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.91%[6]	0.96%	1.00%	1.06%	1.06%	1.12%[6]
Expenses after fees waived and before fees paid indirectly	0.95%[6]	0.98%	1.03%	1.07%	1.06%	1.12%[6]
Expenses before fees waived and paid indirectly	1.41%[6]	1.45%	1.50%	1.55%	1.54%	1.53%[6]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.10%[6]	7.20%	7.30%	7.87%	7.99%	5.75%[6]
Preferred share dividends	1.80%[6]	1.64%	0.98%	0.49%	0.58%	0.49%[6]
Net investment income available to common shareholders	5.30%[6]	5.56%	6.32%	7.38%	7.41%	5.26%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$54,825	$53,556	$51,898	$48,928	$49,107	$47,390
Portfolio turnover	7%	16%	22%	24%	22%	18%
Net assets applicable to common shareholders, end of period (000)	$55,261	$54,801	$54,265	$49,145	$45,940	$49,834
Preferred shares value outstanding, end of period (000)	$29,975	$29,975	$29,975	$29,975	$29,975	$29,975
Asset coverage per preferred share, end of period	$71,091	$70,714	$70,263	$65,990	$63,318	$66,569

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[4]	Unaudited
[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock California Municipal Income Trust II (BCL)

	Six Months Ended February 28, 2007 (unaudited)					For the period July 30, 2002[1] through August 31, 2002

		Year Ended August 31,

		2006	2005	2004	2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.72	$15.52	$13.77	$12.76	$14.42	$14.33 [2]

Investment operations:
Net investment income	0.54	1.08	1.09	1.09	1.02	0.02
Net realized and unrealized gain (loss)	0.35	0.16	1.75	0.97	(1.51)	0.10
Dividends to preferred shareholders from net investment income	(0.14)	(0.25)	(0.15)	(0.08)	(0.09)	—

Net increase (decrease) from investment operations	0.75	0.99	2.69	1.98	(0.58)	0.12

Dividends to common shareholders from net investment income	(0.39)	(0.79)	(0.94)	(0.97)	(0.97)	—

Capital charges with respect to issuance of:
Common shares	—	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	(0.11)	—

Total capital charges	—	—	—	—	(0.11)	(0.03)

Net asset value, end of period	$16.08	$15.72	$15.52	$13.77	$12.76	$14.42

Market price, end of period	$15.90	$15.40	$14.26	$13.71	$13.01	$15.01

TOTAL INVESTMENT RETURNS:[3]
At net asset value[4]	4.86%	6.93%	20.38%	15.94%	(4.98)%	0.66%

At market price	5.84%	14.01%	11.09%	13.21%	(6.94)%	0.07%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.93%[6]	0.98%	1.01%	1.05%	0.97%	1.05%[6,7]
Expenses after fees waived and before fees paid indirectly	0.95%[6]	1.00%	1.02%	1.05%	0.99%	1.05%[6,7]
Expenses before fees waived and paid indirectly	1.19%[6]	1.24%	1.26%	1.30%	1.23%	1.20%[6,7]
Net investment income after fees waived and paid indirectly and before preferred share dividends	6.80%[6]	7.06%	7.46%	7.97%	7.38%	1.35%[6,7]
Preferred share dividends	1.83%[6]	1.62%	1.00%	0.58%	0.63%	—%[6,7]
Net investment income available to common shareholders	4.97%[6]	5.44%	6.46%	7.39%	6.75%	1.35%[6,7]

SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$127,095	$122,402	$116,754	$109,252	$110,286	$105,895
Portfolio turnover	11%	18%	21%	19%	85%	—%
Net assets applicable to common shareholders, end of period (000)	$128,389	$125,525	$123,920	$109,952	$101,738	$112,576
Preferred shares value outstanding, end of period (000)	$71,950	$71,950	$71,950	$71,950	$71,950	$—
Asset coverage per preferred share, end of period	$69,618	$68,625	$68,063	$63,209	$60,353	$—

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[4]	Unaudited
[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.
[7]	These annualized ratios are not indicative of future expense ratios, due to the short operating history of the Trust.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Florida Insured Municipal Income Trust (BAF)

	Six Months Ended February 28, 2007 (unaudited)				For the period October 31, 2002[1] through August 31, 2003
		Year Ended August 31,

		2006	2005	2004

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.24	$15.26	$14.34	$13.74	$14.33 [2]

Investment operations:
Net investment income	0.51	1.02	1.02	1.02	0.75
Net realized and unrealized gain (loss)	0.07	(0.07)	0.96	0.64	(0.47)
Dividends and distributions to preferred shareholders from:
Net investment income	(0.15)	(0.26)	(0.16)	(0.07)	(0.06)
Net realized gains	—	—	—	(0.01)	—

Net increase from investment operations	0.43	0.69	1.82	1.58	0.22

Dividends and distributions to common shareholders from:
Net investment income	(0.35)	(0.71)	(0.90)	(0.90)	(0.67)
Net realized gains	—	—	—	(0.08)	—

Total dividends and distributions	(0.35)	(0.71)	(0.90)	(0.98)	(0.67)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	(0.11)

Total capital charges	—	—	—	—	(0.14)

Net asset value, end of period	$15.32	$15.24	$15.26	$14.34	$13.74

Market price, end of period	$14.24	$13.88	$15.30	$14.14	$13.20

TOTAL INVESTMENT RETURNS:[3]
At net asset value[4]	3.02%	5.16%	13.13%	11.87%	0.52%

At market price	5.14%	(4.48)%	15.03%	14.82%	(7.78)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.87%[6]	0.90%	0.89%	0.91%	0.83%[6]
Expenses after fees waived and before fees paid indirectly	0.88%[6]	0.92%	0.90%	0.93%	0.87%[6]
Expenses before fees waived and paid indirectly	1.20%[6]	1.23%	1.22%	1.25%	1.17%[6]
Net investment income after fees waived and paid indirectly and before preferred share dividends	6.73%[6]	6.79%	6.85%	7.13%	6.39%[6]
Preferred share dividends	1.99%[6]	1.74%	1.06%	0.52%	0.54%[6]
Net investment income available to common shareholders	4.74%[6]	5.05%	5.79%	6.61%	5.85%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$133,219	$131,041	$129,413	$125,315	$124,543
Portfolio turnover	3%	9%	2%	2%	50%
Net assets applicable to common shareholders, end of period (000)	$133,804	$133,106	$133,221	$125,054	$119,778
Preferred shares value outstanding, end of period (000)	$76,000	$76,000	$76,000	$76,000	$76,000
Asset coverage per preferred share, end of period	$69,019	$68,792	$68,826	$66,137	$64,404

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[4]	Annualized.
[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Florida Municipal Bond Trust (BIE)

						For the period April 30, 2002[1] through
	Six Months Ended February 28, 2007	Year Ended August 31,

	(unaudited)	2006	2005	2004	2003	August 31, 2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$16.22	$16.31	$15.53	$14.52	$14.90	$14.33 [2]

Investment operations:
Net investment income	0.58	1.17	1.16	1.16	1.14	0.26
Net realized and unrealized gain (loss)	(0.06)	(0.06)	0.71	0.88	(0.43)	0.68
Dividends and distributions to preferred shareholders from:
Net investment income	(0.15)	(0.27)	(0.16)	(0.08)	(0.09)	(0.02)
Net realized gains	—	—	—	—	(0.01)	—

Net increase from investment operations	0.37	0.84	1.71	1.96	0.61	0.92

Dividends and distributions to common shareholders from:
Net investment income	(0.47)	(0.93)	(0.93)	(0.93)	(0.92)	(0.23)
Net realized gains	—	—	—	(0.02)	(0.06)	—

Total dividends and distributions	(0.47)	(0.93)	(0.93)	(0.95)	(0.98)	(0.23)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	(0.01)	(0.09)

Total capital charges	—	—	—	—	(0.01)	(0.12)

Net asset value, end of period	$16.12	$16.22	$16.31	$15.53	$14.52	$14.90

Market price, end of period	$16.75	$16.70	$15.95	$14.17	$13.55	$14.92

TOTAL INVESTMENT RETURNS:[3]
At net asset value[4]	2.28%	5.40%	11.58%	14.37%	4.19%	5.65%

At market price	3.22%	10.97%	19.59%	11.82%	(2.90)%	1.03%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.93%[6]	0.98%	1.00%	1.02%	1.05%	1.12%[6]
Expenses after fees waived and before fees paid indirectly	0.96%[6]	1.00%	1.02%	1.03%	1.05%	1.12%[6]
Expenses before fees waived and paid indirectly	1.43%[6]	1.47%	1.49%	1.50%	1.53%	1.54%[6]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.27%[6]	7.28%	7.24%	7.62%	7.54%	5.36%[6]
Preferred share dividends	1.92%[6]	1.70%	1.01%	0.53%	0.59%	0.49%[6]
Net investment income available to common shareholders	5.35%[6]	5.58%	6.23%	7.09%	6.95%	4.87%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$53,618	$53,228	$52,870	$50,422	$49,915	$46,792
Portfolio turnover	7%	6%	2%	10%	19%	—%
Net assets applicable to common shareholders, end of period (000)	$53,555	$53,798	$53,990	$51,383	$48,042	$49,284
Preferred shares value outstanding, end of period (000)	$29,775	$29,775	$29,775	$29,775	$29,775	$29,775
Asset coverage per preferred share, end of period	$69,984	$70,173	$70,343	$68,147	$65,340	$66,383

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[4]	Unaudited
[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Maryland Municipal Bond Trust (BZM)

						For the period April 30, 2002[1] through
	Six Months Ended February 28, 2007	Year Ended August 31,

	(unaudited)	2006	2005	2004	2003	August 31, 2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.98	$16.11	$15.24	$14.36	$14.76	$14.33 [2]

Investment operations:
Net investment income	0.54	1.07	1.07	1.06	1.07	0.25
Net realized and unrealized gain (loss)	0.04	(0.08)	0.83	0.76	(0.45)	0.53
Dividends and distributions to preferred shareholders from:
Net investment income	(0.15)	(0.26)	(0.17)	(0.08)	(0.10)	(0.03)
Net realized gains	— [3]	—	—	—	(0.01)	—

Net increase from investment operations	0.43	0.73	1.73	1.74	0.51	0.75

Dividends and distributions to common shareholders from:
Net investment income	(0.43)	(0.86)	(0.86)	(0.86)	(0.84)	(0.21)
Net realized gains	—	—	—	—	(0.04)	—

Total dividends and distributions	(0.43)	(0.86)	(0.86)	(0.86)	(0.88)	(0.21)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	—	(0.02)
Preferred shares	—	—	—	—	(0.03)	(0.09)

Total capital charges	—	—	—	—	(0.03)	(0.11)

Net asset value, end of period	$15.98	$15.98	$16.11	$15.24	$14.36	$14.76

Market price, end of period	$18.45	$17.45	$15.96	$14.99	$13.90	$14.95

TOTAL INVESTMENT RETURNS:[4]
At net asset value[5]	2.58%	4.57%	11.73%	12.50%	3.26%	4.52%

At market price	8.46%	15.26%	12.53%	14.31%	(1.32)%	1.10%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	1.01%[7]	1.11%	1.11%	1.18%	1.15%	1.12%[7]
Expenses after fees waived and before fees paid indirectly	1.07%[7]	1.17%	1.13%	1.19%	1.15%	1.12%[7]
Expenses before fees waived and paid indirectly	1.54%[7]	1.64%	1.60%	1.67%	1.63%	1.54%[7]
Net investment income after fees waived and paid indirectly and before preferred share dividends	6.88%[7]	6.76%	6.82%	7.05%	7.18%	5.30%[7]
Preferred share dividends	1.89%[7]	1.66%	1.05%	0.54%	0.64%	0.54%[7]
Net investment income available to common shareholders	4.99%[7]	5.10%	5.77%	6.51%	6.54%	4.76%[7]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$32,355	$32,098	$31,676	$30,350	$30,069	$28,153
Portfolio turnover	1%	—%	4%	12%	14%	1%
Net assets applicable to common shareholders, end of period (000)	$32,412	$32,354	$32,492	$30,715	$28,923	$29,705
Preferred shares value outstanding, end of period (000)	$18,000	$18,000	$18,000	$18,000	$18,000	$18,000
Asset coverage per preferred share, end of period	$70,031	$69,950	$70,138	$67,662	$65,172	$66,259

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Amounted to less than $0.01 per common share outstanding.
[4]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[5]	Unaudited
[6]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[7]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock New Jersey Municipal Bond Trust (BLJ)

						For the period April 30, 2002[1] through
	Six Months Ended February 28, 2007	Year Ended August 31,

	(unaudited)	2006	2005	2004	2003	August 31, 2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$16.33	$16.26	$14.71	$13.77	$14.58	$14.33	[2]

Investment operations:
Net investment income	0.58	1.16	1.16	1.16	1.15	0.25
Net realized and unrealized gain (loss)	0.31	0.18	1.48	0.84	(0.85)	0.37
Dividends and distributions to preferred shareholders from:
Net investment income	(0.14)	(0.24)	(0.15)	(0.07)	(0.09)	(0.02)
Net realized gains	—	(0.02)	—	—	(0.01)	—

Net increase from investment operations	0.75	1.08	2.49	1.93	0.20	0.60

Dividends and distributions to common shareholders from:
Net investment income	(0.47)	(0.95)	(0.94)	(0.94)	(0.93)	(0.23)
Net realized gains	—	(0.06)	—	(0.05)	(0.06)	—

Total dividends and distributions	(0.47)	(1.01)	(0.94)	(0.99)	(0.99)	(0.23)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	(0.02)	(0.09)

Total capital charges	—	—	—	—	(0.02)	(0.12)

Net asset value, end of period	$16.61	$16.33	$16.26	$14.71	$13.77	$14.58

Market price, end of period	$18.95	$18.30	$15.98	$13.91	$13.64	$14.65

TOTAL INVESTMENT RETURNS:[3]
At net asset value[4]	4.44%	6.77%	17.60%	14.56%	1.34%	3.43%

At market price	6.33%	21.74%	22.22%	9.32%	(0.10)%	(0.75)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.95%[6]	1.06%	1.08%	1.14%	1.14%	1.15%[6]
Expenses after fees waived and before fees paid indirectly	1.01%[6]	1.11%	1.10%	1.15%	1.14%	1.15%[6]
Expenses before fees waived and paid indirectly	1.47%[6]	1.59%	1.57%	1.63%	1.62%	1.57%[6]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.15%[6]	7.24%	7.44%	7.93%	7.94%	5.29%[6]
Preferred share dividends	1.76%[6]	1.50%	0.98%	0.49%	0.60%	0.45%[6]
Net investment income available to common shareholders	5.39%[6]	5.74%	6.46%	7.44%	7.34%	4.84	%6

SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$37,600	$36,656	$35,375	$33,214	$32,652	$31,611
Portfolio turnover	12%	—%	12%	20%	20%	17%
Net assets applicable to common shareholders, end of period (000)	$37,978	$37,263	$36,928	$33,384	$31,226	$32,981
Preferred shares value outstanding, end of period (000)	$20,225	$20,225	$20,225	$20,225	$20,225	$20,225
Asset coverage per preferred share, end of period	$71,948	$71,067	$70,649	$66,266	$63,602	$65,771

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[4]	Annualized.
[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock New York Insured Municipal Income Trust (BSE)

					For the period October 31, 2002[1] through
	Six Months Ended February 28, 2007	Year Ended August 31,

	(unaudited)	2006	2005	2004	August 31, 2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.34	$15.30	$14.18	$13.45	$14.33 [2]

Investment operations:
Net investment income	0.50	1.00	1.00	1.01	0.75
Net realized and unrealized gain (loss)	0.18	(0.01)	1.16	0.69	(0.75)
Dividends and distributions to preferred shareholders from:
Net investment income	(0.12)	(0.24)	(0.14)	(0.07)	(0.07)
Net realized gains	(0.02)	—	—	—	—

Net increase (decrease) from investment operations	0.54	0.75	2.02	1.63	(0.07)

Dividends and distributions to common shareholders from:
Net investment income	(0.35)	(0.71)	(0.90)	(0.90)	(0.67)
Net realized gains	(0.05)	—	—	—	—

Total dividends and distributions	(0.40)	(0.71)	(0.90)	(0.90)	(0.67)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	(0.11)

Total capital charges	—	—	—	—	(0.14)

Net asset value, end of period	$15.48	$15.34	$15.30	$14.18	$13.45

Market price, end of period	$14.92	$14.70	$15.35	$14.08	$13.28

TOTAL INVESTMENT RETURNS:[3]
At net asset value[4]	3.65%	5.43%	14.72%	12.40%	(1.51)%

At market price	4.25%	0.73%	15.92%	13.04%	(7.13)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.88%[6]	0.90%	0.92%	0.93%	0.87%[6]
Expenses after fees waived and before fees paid indirectly	0.90%[6]	0.92%	0.93%	0.95%	0.91%[6]
Expenses before fees waived and paid indirectly	1.21%[6]	1.25%	1.25%	1.27%	1.22%[6]
Net investment income after fees waived and paid indirectly and before preferred share dividends	6.58%[6]	6.63%	6.77%	7.14%	6.35%[6]
Preferred share dividends	1.53%[6]	1.58%	0.96%	0.52%	0.55%[6]
Net investment income available to common shareholders	5.05%[6]	5.05%	5.81%	6.62%	5.80%[6]

SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$99,605	$97,719	$95,400	$91,808	$90,967
Portfolio turnover	9%	9%	21%	11%	80%
Net assets applicable to common shareholders, end of period (000)	$100,155	$99,255	$98,853	$91,260	$86,431
Preferred shares value outstanding, end of period (000)	$56,000	$56,000	$56,000	$56,000	$56,000
Asset coverage per preferred share, end of period	$69,857	$69,324	$69,138	$65,744	$63,587

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[4]	Unaudited
[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock New York Municipal Bond Trust (BQH)

						For the period April 30, 2002[1] through August 31, 2002
	Six Months Ended February 28, 2007 (unaudited)

		Year Ended August 31,

		2006	2005	2004	2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$16.02	$16.09	$15.09	$14.15	$14.83	$14.33 [2]

Investment operations:
Net investment income	0.57	1.13	1.13	1.13	1.12	0.25
Net realized and unrealized gain (loss)	0.15	(0.02)	0.95	0.81	(0.71)	0.62
Dividends and distributions to preferred shareholders from:
Net investment income	(0.14)	(0.25)	(0.15)	(0.07)	(0.09)	(0.02)
Net realized gains	—	—	—	—	(0.01)	—

Net increase from investment operations	0.58	0.86	1.93	1.87	0.31	0.85

Dividends and distributions to common shareholders from:
Net investment income	(0.46)	(0.93)	(0.93)	(0.93)	(0.92)	(0.23)
Net realized gains	—	—	—	—	(0.06)	—

Total dividends and distributions	(0.46)	(0.93)	(0.93)	(0.93)	(0.98)	(0.23)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	(0.01)	(0.09)

Total capital charges	—	—	—	—	(0.01)	(0.12)

Net asset value, end of period	$16.14	$16.02	$16.09	$15.09	$14.15	$14.83

Market price, end of period	$18.11	$16.81	$15.85	$13.97	$13.35	$14.50

TOTAL INVESTMENT RETURNS:[3]
At net asset value[4]	3.54%	5.51%	13.56%	13.97%	2.33%	5.19%

At market price	10.72%	12.39%	20.83%	11.83%	(1.26)%	(1.78)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.98%[6]	1.06%	1.06%	1.11%	1.12%	1.12%[6]
Expenses after fees waived and before fees paid indirectly	1.02%[6]	1.09%	1.08%	1.12%	1.12%	1.12%[6]
Expenses before fees waived and paid indirectly	1.49%[6]	1.56%	1.56%	1.60%	1.60%	1.54%[6]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.17%[6]	7.16%	7.20%	7.57%	7.57%	5.24%[6]
Preferred share dividends	1.76%[6]	1.60%	0.97%	0.48%	0.62%	0.50%[6]
Net investment income available to common shareholders	5.41%[6]	5.56%	6.23%	7.09%	6.95%	4.74%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$43,857	$43,030	$42,217	$40,396	$40,072	$38,183
Portfolio turnover	15%	12%	3%	16%	7%	15%
Net assets applicable to common shareholders, end of period (000)	$44,046	$43,541	$43,460	$40,757	$38,207	$40,062
Preferred shares value outstanding, end of period (000)	$24,200	$24,200	$24,200	$24,200	$24,200	$24,200
Asset coverage per preferred share, end of period	$70,504	$69,985	$69,899	$67,108	$64,473	$66,390

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[4]	Unaudited
[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock New York Municipal Income Trust II (BFY)

						For the period July 30, 2002[1] through August 31, 2002
	Six Months Ended February 28, 2007 (unaudited)

		Year Ended August 31,

		2006	2005	2004	2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.47	$15.23	$14.16	$13.36	$14.47	$14.33 [2]

Investment operations:
Net investment income	0.54	1.06	1.04	1.04	0.98	0.02
Net realized and unrealized gain (loss)	0.19	0.14	1.07	0.79	(0.94)	0.15
Dividends to preferred shareholders from net investment income	(0.14)	(0.25)	(0.15)	(0.08)	(0.10)	—

Net increase (decrease) from investment operations	0.59	0.95	1.96	1.75	(0.06)	0.17

Dividends to common shareholders from net investment income	(0.36)	(0.71)	(0.89)	(0.95)	(0.94)	—

Capital charges with respect to issuance of:
Common shares	—	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	(0.11)	—

Total capital charges	—	—	—	—	(0.11)	(0.03)

Net asset value, end of period	$15.70	$15.47	$15.23	$14.16	$13.36	$14.47

Market price, end of period	$14.98	$14.38	$14.02	$13.70	$13.12	$15.10

TOTAL INVESTMENT RETURNS:[3]
At net asset value[4]	3.93%	6.93%	14.46%	13.50%	(1.10)%	1.01%

At market price	6.68%	7.97%	8.91%	11.82%	(6.93)%	0.67%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.99%[6]	1.02%	1.04%	1.07%	1.00%	1.43%[6,7]
Expenses after fees waived and before fees paid indirectly	1.02%[6]	1.05%	1.05%	1.08%	1.03%	1.43%[6,7]
Expenses before fees waived and paid indirectly	1.25%[6]	1.29%	1.30%	1.32%	1.27%	1.58%[6,7]
Net investment income after fees waived and paid indirectly and before preferred share dividends	6.92%[6]	6.96%	7.04%	7.36%	6.95%	1.77%[6,7]
Preferred share dividends	1.84%[6]	1.66%	0.99%	0.59%	0.68%	—%[6,7]
Net investment income available to common shareholders	5.08%[6]	5.30%	6.05%	6.77%	6.27%	1.77%[6,7]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$77,050	$74,860	$72,767	$70,018	$69,863	$64,673
Portfolio turnover	9%	22%	27%	14%	40%	—%
Net assets applicable to common shareholders, end of period (000)	$77,521	$76,393	$75,193	$69,903	$65,953	$70,276
Preferred shares value outstanding, end of period (000)	$44,650	$44,650	$44,650	$44,650	$44,650	$—
Asset coverage per preferred share, end of period	$68,419	$67,775	$67,113	$64,144	$61,930	$—

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[4]	Unaudited
[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.
[7]	These annualized ratios are not indicative of future expense ratios, due to the short operating history of the Trust.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Virginia Municipal Bond Trust (BHV)

						For the period April 30, 2002[1] through August 31, 2002
	Six Months Ended February 28, 2007 (unaudited)	Year Ended August 31,

		2006	2005	2004	2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$16.35	$16.34	$15.47	$14.46	$14.90	$14.33 [2]

Investment operations:
Net investment income	0.55	1.10	1.10	1.09	1.09	0.27
Net realized and unrealized gain (loss)	0.14	0.04	0.80	0.86	(0.44)	0.65
Dividends and distributions to preferred shareholders from:
Net investment income	(0.13)	(0.26)	(0.16)	(0.07)	(0.08)	(0.03)
Net realized gains	(0.02)	—	—	—	(0.02)	—

Net increase from investment operations	0.54	0.88	1.74	1.88	0.55	0.89

Dividends and distributions to common shareholders from:
Net investment income	(0.43)	(0.87)	(0.87)	(0.87)	(0.85)	(0.21)
Net realized gains	(0.05)	—	—	—	(0.10)	—

Total dividends and distributions	(0.48)	(0.87)	(0.87)	(0.87)	(0.95)	(0.21)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	—	(0.02)
Preferred shares	—	—	—	—	(0.04)	(0.09)

Total capital charges	—	—	—	—	(0.04)	(0.11)

Net asset value, end of period	$16.41	$16.35	$16.34	$15.47	$14.46	$14.90

Market price, end of period	$19.26	$18.45	$17.30	$15.34	$14.40	$15.20

TOTAL INVESTMENT RETURNS:[3]
At net asset value[4]	3.05%	5.30%	11.52%	13.28%	3.41%	5.53%

At market price	7.18%	12.23%	19.07%	12.79%	0.94%	2.81%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	1.04%[6]	1.15%	1.18%	1.25%	1.17%	1.12%[6]
Expenses after fees waived and before fees paid indirectly	1.13%[6]	1.22%	1.20%	1.26%	1.17%	1.12%[6]
Expenses before fees waived and paid indirectly	1.59%[6]	1.68%	1.67%	1.73%	1.64%	1.54%[6]
Net investment income after fees waived and paid indirectly and before preferred share dividends	6.83%[6]	6.83%	6.90%	7.15%	7.23%	5.70%[6]
Preferred share dividends	1.58%[6]	1.60%	1.00%	0.47%	0.53%	0.54%[6]
Net investment income available to common shareholders	5.25%[6]	5.23%	5.90%	6.68%	6.70%	5.16%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$25,241	$24,769	$24,303	$23,273	$22,896	$21,321
Portfolio turnover	7%	5%	5%	14%	18%	8%
Net assets applicable to common shareholders, end of period (000)	$25,272	$25,097	$24,966	$23,527	$21,944	$22,545
Preferred shares value outstanding, end of period (000)	$13,525	$13,525	$13,525	$13,525	$13,525	$13,525
Asset coverage per preferred share, end of period	$71,728	$71,404	$71,158	$68,490	$65,562	$66,674

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[4]	Unaudited
[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization & Accounting Policies

BlackRock Insured Municipal Income Trust (“Insured Municipal”), BlackRock California Insured Municipal Income Trust (“California Insured”), BlackRock Florida Insured Municipal Income Trust (“Florida Insured”), BlackRock New York Insured Municipal Income Trust (“New York Insured”) (collectively the “Insured Trusts”), BlackRock Municipal Bond Trust (“Municipal Bond”), BlackRock California Municipal Bond Trust (“California Bond”), BlackRock Florida Municipal Bond Trust (“Florida Bond”), BlackRock Maryland Municipal Bond Trust (“Maryland Bond”), BlackRock New Jersey Municipal Bond Trust (“New Jersey Bond”), BlackRock New York Municipal Bond Trust (“New York Bond”), BlackRock Virginia Municipal Bond Trust (“Virginia Bond”) (collectively the “Bond Trusts”), BlackRock Municipal Income Trust II (“Municipal Income II”), BlackRock California Municipal Income Trust II (“California Income II”) and BlackRock New York Municipal Income Trust II (“New York Income II”) (collectively the “Income II Trusts”) (all, collectively the “Trusts”) are organized as Delaware statutory trusts. Insured Municipal, Municipal Bond and Municipal Income II are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). California Insured, California Bond, California Income II, Florida Insured, Florida Bond, Maryland Bond, New Jersey Bond, New York Insured, New York Bond, New York Income II and Virginia Bond are registered as non-diversified, closed-end management investment companies under the 1940 Act.

          Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Trusts enter into contracts with their vendors and others that provide for general indemnifications. The Trusts’ maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Trusts. However, based on experience, the Trusts consider the risk of loss from such claims to be remote.

          The following is a summary of significant accounting policies followed by the Trusts.

          Investments Valuation: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees (each, a “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, market transactions in comparable investments and various relationships between investments. Swap quotations are provided by dealers selected under supervision of the Board. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value per share. Any investments or other assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to the Board.

          When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant.

          In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Trusts’ financial statements, if any, has not been determined.

          In addition, in February 2007, FASB issued Statement of Financial Accounting Standard No. 159, The Fair Value Option for Financial Assets and Financial Liabilities (“FAS 159”), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Trusts’ financial statements, if any, has not been determined.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. The cost of investments sold and the related gain or loss is determined by use of the specific identification method, generally first-in, first-out, for both financial reporting and federal income tax purposes. Each Trust also records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Forward Starting Swaps: Forward starting swaps are an agreement for an interest rate swap asset or liability to be created or sold in the future. Interest rate swaps are an agreement in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. The Trusts close each forward starting swap before the accrual date specified in the agreement and therefore never enter into the interest rate swap underlying each forward starting swap.

          During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” daily based upon quotations from market makers to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

          Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counter-party to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates. However, the Advisor of the Trusts monitor swaps and do not anticipate non-performance by any counterparty.

Segregation: In cases in which the 1940 Act, and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require that each Trust segregate assets in connection with certain investments (e.g., when-issued securities, forward starting swaps or futures contracts), each Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient net income and net realized capital gains, if any, to shareholders. Therefore, no federal income tax or excise tax provisions have been recorded.

          On July 13, 2006, FASB released FASB Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Trusts’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the Trusts’ financial statements has not been determined.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed in accordance with the 1940 Act. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 5.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and such differences may be material.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees (“Independent Trustees”) are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end trusts selected by the Independent Trustees. These amounts are shown on the Statements of Assets and Liabilities as “Investments in affiliates”. This has approximately the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in such Trusts.

          The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Independent Trustees in order to match its deferred compensation obligations.

Other: Expenses that are directly related to one of the Trusts are charged directly to that Trust. Other operating expenses are generally prorated to the Trusts on the basis of relative net assets of all the BlackRock Closed-End Funds.

Note 2. Agreements and Other Transactions with Affiliates and Related Parties

Each Trust has an Investment Management Agreement with BlackRock Advisors, LLC (the“Advisor”), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc.(“BFM”), a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to each Trust. BlackRock, Inc. may be presumed an affiliate of Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”). The investment management agreement covers both investment advisory and administration services.

          Each Trust’s investment advisory fee paid to the Advisor is computed weekly, accrued daily and payable monthly based on an annual rate, 0.55% for the Insured Trusts and Income II Trusts and 0.65% for the Bond Trusts, of each Trust’s average weekly managed assets. Investments in affiliated money market funds are excluded from the average weekly managed assets used to calculate the investment advisory fee. For the period September 30, 2006 through November 15, 2006, the Bond Trusts’ investment advisory fee was reduced to 0.55% of each Trust’s weekly managed assets. “Managed assets” means the total assets of a Trust (including any assets attributable to any preferred shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fee or other expenses of each Trust. With respect to the Insured Trusts, the waiver, as a percentage of managed assets, is as follows: 0.20% for the first 5 years of each Trust’s operations, 0.15% in year 6, 0.10% in year 7, and 0.05% in year 8. With respect to the Bond Trusts, the waiver, as a percentage of managed assets, is as follows: 0.30% for the first 5 years of each Trust’s operations, 0.25% in year 6, 0.20% in year 7, 0.15% in year 8, 0.10% in year 9 and 0.05% in year 10. With respect to the Income II Trusts, the waiver, as a percentage of managed assets, is as follows: 0.15% for the first 5 years of each Trust’s operations, 0.10% in year 6 through year 7, and 0.05% in year 8 through year 10.

          The Advisor pays BFM fees for its sub-advisory services.

          Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, as well as occupancy and certain clerical and accounting costs of each Trust. Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for costs of employees that provide pricing, secondary market support, and compliance services to each Trust. For the six months ended February 28, 2007, the Trusts reimbursed the Advisor the following amounts, which are included in miscellaneous expenses in the Statements of Operations:

Trust	Amount	Trust	Amount

Insured Municipal	$11,976	Florida Bond	$1,525
Municipal Bond	4,728	Maryland Bond	960
Municipal Income II	10,143	New Jersey Bond	638
California Insured	2,383	New York Insured	1,730
California Bond	1,525	New York Bond	982
California Income II	3,494	New York Income II	2,239
Florida Insured	4,007	Virginia Bond	732

          Pursuant to the terms of the custody agreement, each Trust received earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees. These credits are shown on the Statements of Operations as “fees paid indirectly”.

          Investments in companies considered to be an affiliate of the Trusts, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Trust	Portfolio Company	Net Activity (000)	Dividend/ Interest Income

Insured Municipal	Merrill Lynch Institutional Tax Exempt Fund	6,300	$1,492
Municipal Bond	Merrill Lynch Institutional Tax Exempt Fund	9,300	2,128
Municipal Income II	Merrill Lynch Institutional Tax Exempt Fund	10,700	1,975
California Insured	CMA California Mun. Money Fund	4,200	1,411
California Bond	CMA California Mun. Money Fund	3,400	1,021
California Income II	CMA California Mun. Money Fund	200	67
Florida Insured	CMA Florida Mun. Money Fund	1,800	451
Florida Bond	CMA Florida Mun. Money Fund	900	221
Maryland Bond	Merrill Lynch Institutional Tax Exempt Fund	300	85
New Jersey Bond	CMA New Jersey Mun. Money Fund	200	50
New York Bond	CMA New York Mun. Money Fund	600	153
New York Income II	CMA New York Mun. Money Fund	600	289

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments and U.S. government securities, for the six months ended February 28, 2007 were as follows:

Trust	Purchases	Sales	Trust	Purchases	Sales

Insured Municipal	$64,563,811	$40,574,364	Florida Bond	$5,376,976	$6,400,660
Municipal Bond	16,952,605	25,256,845	Maryland Bond	704,102	275,416
Municipal Income II	27,525,617	37,457,283	New Jersey Bond	7,886,823	7,040,401
California Insured	13,928,381	14,207,271	New York Insured	17,506,433	13,547,641
California Bond	6,075,156	8,650,857	New York Bond	10,395,846	10,083,931
California Income II	20,793,485	25,749,238	New York Income II	12,049,786	10,944,789
Florida Insured	6,433,156	5,803,309	Virginia Bond	2,934,456	2,674,697

          There were no purchases or sales of U.S. government securities for the six months ended February 28, 2007.

          Details of open forward starting swap agreements at February 28, 2007 were as follows:

	Notional						Unrealized
	Amount	Fixed	Counter		Effective	Termination	Appreciation
Trust	(000)	Rate(a)	Party	Floating Rate	Date	Date	(Depreciation)

Insured Municipal	$22,500,000	3.955%	Citibank	1-week BMA Municipal Swap Index	03/21/07	03/21/32	$(301,010)
	20,000,000	3.988	JP Morgan	1-week BMA Municipal Swap Index	05/04/07	05/04/27	(437,480)
	22,300,000	3.815	CITSW	1-week BMA Municipal Swap Index	03/14/07	03/14/27	5,339
	16,500,000	4.258	CITSW	1-week BMA Municipal Swap Index	03/20/07	03/20/37	(918,170)

							$(1,651,321)

Municipal Bond	$48,700,000	3.847%	JP Morgan	1-week BMA Municipal Swap Index	04/27/07	04/27/17	$(908,469)

							$(908,469)

Municipal Income II	$27,000,000	3.757%	JP Morgan	1-week BMA Municipal Swap Index	05/04/07	05/04/16	$(359,705)
	18,500,000	3.955	Citibank	1-week BMA Municipal Swap Index	03/21/07	03/21/32	(247,497)
	18,700,000	3.815	CITSW	1-week BMA Municipal Swap Index	03/14/07	03/14/27	4,477
	14,000,000	4.258	CITSW	1-week BMA Municipal Swap Index	03/20/07	03/20/37	(779,054)

							$(1,381,779)

California Insured	$5,000,000	3.955%	Citibank	1-week BMA Municipal Swap Index	03/21/07	03/21/32	$(66,890)
	4,250,000	3.988	JP Morgan	1-week BMA Municipal Swap Index	05/04/07	05/04/27	(92,965)
	4,800,000	3.815	CITSW	1-week BMA Municipal Swap Index	03/14/07	03/14/27	1,149

							$(158,706)

California Bond	$3,000,000	3.955%	Citibank	1-week BMA Municipal Swap Index	03/21/07	03/21/32	$(40,135)
	2,500,000	3.988	JP Morgan	1-week BMA Municipal Swap Index	05/04/07	05/04/27	(54,685)

							$(94,820)

California Income II	$7,750,000	3.955%	Citibank	1-week BMA Municipal Swap Index	03/21/07	03/21/32	$(103,680)
	7,000,000	3.988	JP Morgan	1-week BMA Municipal Swap Index	05/04/07	05/04/27	(153,118)
	7,900,000	3.815	CITSW	1-week BMA Municipal Swap Index	03/14/07	03/14/27	1,891
	5,900,000	4.258	CITSW	1-week BMA Municipal Swap Index	03/20/07	03/20/37	(328,316)

							$(583,223)

Florida Insured	$6,750,000	3.955%	Citibank	1-week BMA Municipal Swap Index	03/21/07	03/21/32	$(90,302)
	6,000,000	3.988	JP Morgan	1-week BMA Municipal Swap Index	05/04/07	05/04/27	(131,244)
	5,000,000	4.258	CITSW	1-week BMA Municipal Swap Index	03/20/07	03/20/37	(278,234)

							$(499,780)

Florida Bond	$2,000,000	3.988%	JP Morgan	1-week BMA Municipal Swap Index	05/04/07	05/04/27	$(43,748)
	1,700,000	4.258	CITSW	1-week BMA Municipal Swap Index	03/20/07	03/20/37	(94,599)

							$(138,347)

Maryland Bond	$1,250,000	3.988%	JP Morgan	1-week BMA Municipal Swap Index	05/04/07	05/04/27	$(27,343)
	1,000,000	4.258	CITSW	1-week BMA Municipal Swap Index	03/20/07	03/20/37	(55,646)

							$(82,989)

New Jersey Bond	$1,850,000	4.123%	JP Morgan	1-week BMA Municipal Swap Index	04/27/07	04/27/37	$(69,157)

							$(69,157)

New York Insured	$10,000,000	4.123%	JP Morgan	1-week BMA Municipal Swap Index	04/27/07	04/27/37	$(299,059)

							$(299,059)

New York Bond	$1,400,000	4.258%	CITSW	1-week BMA Municipal Swap Index	03/20/07	03/20/37	$(77,905)

							$(77,905)

New York	$3,500,000	3.955%	Citibank	1-week BMA Municipal Swap Index	03/21/07	03/21/32	$(46,823)
Income II	3,300,000	3.815	CITSW	1-week BMA Municipal Swap Index	03/14/07	03/14/27	790
	2,500,000	4.258	CITSW	1-week BMA Municipal Swap Index	03/20/07	03/20/37	(139,117)

							$(185,150)

Virginia Bond	$1,000,000	4.258%	CITSW	1-week BMA Municipal Swap Index	03/20/07	03/20/37	$(55,646)
	1,250,000	3.955	Citibank	1-week BMA Municipal Swap Index	03/21/07	03/21/32	(16,723)
	1,000,000	3.988	JP Morgan	1-week BMA Municipal Swap Index	05/04/07	05/04/27	(21,874)

							$(94,243)

(a) Trust pays fixed interest rate and receives floating interest rate.
BMA—Bond Market Association.

Note 4. Income Tax Information

The tax character of distributions paid during the year ended August 31, 2006 was as follows:

	Year ended August 31, 2006

Distributions Paid From:	Tax-exempt Income	Long-term Capital Gains	Total Distributions

Insured Municipal	$26,384,051	$—	$26,384,051
Municipal Bond	13,118,892	1,155,649	14,274,541
Municipal Income II	29,295,428	—	29,295,428
California Insured	5,051,269	—	5,051,269
California Bond	4,086,285	—	4,086,285
California Income II	8,259,033	—	8,259,033
Florida Insured	8,504,736	—	8,504,736
Florida Bond	4,000,290	—	4,000,290
Maryland Bond	2,263,598	—	2,263,598
New Jersey Bond	2,694,470	183,005	2,877,475
New York Insured	6,153,508	—	6,153,508
New York Bond	3,193,912	—	3,193,912
New York Income II	4,751,203	—	4,751,203
Virginia Bond	1,727,354	—	1,727,354

          For Federal income tax purposes, the following Trusts had capital loss carryforwards as of their last respective tax year-end (the Bond Trusts have a tax year-end of October 31st, the Insured Trusts have a tax year-end of September 30th and the Income II Trusts have a tax year-end of June 30th). These amounts may be used to offset future realized capital gains, if any:

Trust	Capital Loss Carryforward Amount	Expires	Trust	Capital Loss Carryforward Amount	Expires

Insured Municipal	$100,796	2012	Florida Insured	$1,331,546	2013

Municipal Income II	$5,770,550	2013	Florida Bond	$215,418	2012

California Insured	$8,282	2012	Maryland Bond	$91,148	2012

	1,371,749	2013

	$1,380,031		New York Insured	$103	2012

				140,352	2013

				$140,455

California Bond	$789,872	2012

California Income II	$1,441	2011	New York Bond	$273,288	2012

	1,163,822	2012
	3,357,448	2013	New York Income II	$59,598	2013

	$4,522,711

			Virginia Bond	$55,551	2012

          Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its capital loss carryforward amounts.

Note 5. Capital

          There are an unlimited number of $0.001 par value common shares of beneficial interest authorized for each Trust. Each Trust may classify or reclassify any unissued common shares into one or more series of Auction Market Preferred Shares (“preferred shares”).

          During the six months ended February 28, 2007 and the year ended August 31, 2006, the following Trusts issued additional shares under their respective dividend reinvestment plan:

Trust	February 28, 2007	August 31, 2006

Insured Municipal	—	27,142
Municipal Bond	31,733	64,035
Municipal Income II	70,719	136,465
California Insured	—	2,293
California Bond	10,136	14,609
California Income II	2,069	—
Florida Insured	—	5,166
Florida Bond	5,131	6,311
Maryland Bond	4,344	7,206
New Jersey Bond	5,175	10,753
New York Insured	—	10,476
New York Bond	11,231	17,055
Virginia Bond	4,612	7,680

          As of February 28, 2007, each Trust had the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

Trust	Series	Shares	Trust	Series	Shares

Insured Municipal	M7	3,053	California Income II	T7	1,439
	R7	3,053		R7	1,439
	F7	3,053	Florida Insured	M7	3,040
Municipal Bond	T7	1,810	Florida Bond	W7	1,191
	R7	1,810	Maryland Bond	R7	720
Municipal Income II	M7	2,055	New Jersey Bond	M7	809
	T7	2,056	New York Insured	R7	2,240
	W7	2,055	New York Bond	T7	968
	R7	2,056	New York Income II	W7	1,786
California Insured	F7	1,860	Virginia Bond	R7	541
California Bond	F7	1,199

          Dividends on seven-day preferred shares are cumulative at a rate which is reset every seven days based on the results of an auction. The dividend ranges and average on the preferred shares for each of the Trusts for the six months ended February 28, 2007 were as follows:

Trust	Series	Low	High	Average	Trust	Series	Low	High	Average

Insured Municipal	M7	3.00%	3.90%	3.42%	California Income II	T7	2.90%	3.95%	3.28%
	R7	2.95	4.70	3.34		R7	2.90	4.00	3.21
	F7	3.00	4.20	3.35	Florida Insured	M7	3.22	3.95	3.48
Municipal Bond	T7	3.09	3.90	3.49	Florida Bond	W7	3.14	3.95	3.46
	R7	3.19	3.90	3.51	Maryland Bond	R7	2.00	3.90	3.41
Municipal Income II	M7	2.89	4.00	3.41	New Jersey Bond	M7	2.90	3.90	3.26
	T7	3.25	3.75	3.50	New York Insured	R7	2.80	5.00	3.13
	W7	3.24	4.00	3.51	New York Bond	T7	2.81	3.61	3.18
	R7	3.29	3.58	3.50	New York Income II	W7	2.50	4.00	3.18
California Insured	F7	2.60	3.90	3.17	Virginia Bond	R7	2.50	4.50	3.36
California Bond	F7	2.89	3.90	3.35

          A Trust may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

          The preferred shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Declaration of Trust/Articles Supplementary, are not satisfied.

          The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust’s subclassification as a closed-end investment company or change its fundamental investment restrictions and (c) change its business so as to cease to be an investment company.

Note 6. Concentration Risk

          The Trusts concentrate their investments in securities issued by state agencies, other governmental entities and U.S. Territories. The Trusts are more susceptible to adverse financial, social, environmental, economic, regulatory and political factors that may affect these states agencies, other governmental entities and U.S. Territories, which could seriously affect the ability of these states and their municipal subdivisions to meet continuing obligations for principle and interest payments and therefore could impact the value of the Trusts’ investments and net asset value per share, than if the Trusts were not concentrated in securities issued by state agencies, other governmental entities and U.S. Territories.

          Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Portfolios of Investments.

Note 7. Subsequent Events

          Subsequent to February 28, 2007, the Board of each Trust declared dividends from undistributed earnings per common share payable April 2, 2007, to shareholders of record on March 15, 2007. The per share common dividends declared were as follows:

Trust	Common Dividend Per Share	Trust	Common Dividend Per Share

Insured Municipal	$0.061000	Florida Bond	$0.077808
Municipal Bond	0.085000	Maryland Bond	0.071350
Municipal Income II	0.076000	New Jersey Bond	0.078582
California Insured	0.058000	New York Insured	0.058000
California Bond	0.077000	New York Bond	0.077099
California Income II	0.065500	New York Income II	0.062500
Florida Insured	0.058000	Virginia Bond	0.072428

          The dividends declared on preferred shares for the period March 1, 2007 to March 31, 2007 for each of the Trusts were as follows:

Trust	Series	Dividends Declared	Trust	Series	Dividends Declared

Insured Municipal	M7	$201,529	California Income II	T7	$88,642
	R7	238,561		R7	104,774
	F7	197,041	Florida Insured	M7	203,011
Municipal Bond	T7	120,184	Florida Bond	W7	99,008
	R7	150,990	Maryland Bond	R7	55,224
Municipal Income II	M7	137,336	New Jersey Bond	M7	48,475
	T7	137,505	New York Insured	R7	164,282
	W7	171,038	New York Bond	T7	57,122
	R7	171,799	New York Income II	W7	131,432
California Insured	F7	108,773	Virginia Bond	R7	40,099
California Bond	F7	71,844

DIVIDEND REINVESTMENT PLANS

          Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders are automatically enrolled to have all distributions of dividends and capital gains reinvested by Computershare Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

          After a Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open-market purchases”). If, on the dividend payment date, the net asset value per share (“NAV”) is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

          Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

          The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

          Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021, or by calling (800) 699-1BFM.

ADDITIONAL INFORMATION

Shareholder Meetings

          A Joint Special Meeting of Shareholders was held on November 15, 2006 for shareholders of record as of September 29, 2006, to approve a new Investment Management Agreement for each of the following Trusts:

          Approved the Investment Management Agreement as follows:

	Votes For	Votes Against	Votes Abstain

Municipal Bond	5,125,063	264,473	262,780
California Bond	1,607,321	47,428	192,723
Florida Bond	1,662,531	97,712	72,516
Maryland Bond	1,080,534	34,146	39,477
New Jersey Bond	1,238,651	51,222	41,940
New York Bond	1,359,572	60,892	86,967
Virginia Bond	876,831	18,148	59,756

          Each Trust listed for trading on the New York Stock Exchange (“NYSE”) has filed with the NYSE its annual chief executive officer certification regarding compliance with the NYSE’s listing standards and each Trust listed for trading on the American Stock Exchange (“AMEX”) has filed with the AMEX its corporate governance certification regarding compliance with the AMEX’s listing standards. All of the Trusts have filed with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

          The Trusts do not make available copies of their respective Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of such Trust’s offering and the information contained in each Trust’s Statement of Additional Information may have become outdated.

          During the period, there were no material changes in any Trust’s investment objective or policies or to any Trust’s charters or by-laws that were not approved by the shareholders or in the principle risk factors associated with investment in the Trusts.

          Quarterly performance and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

          Certain officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor: Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Donald Burke, Anne Ackerley, Bartholomew Battista, Vincent Tritto and Brian Kindelan—Managing Directors of the Advisor and the Sub-Advisor, Neal Andrews and James Kong—Managing Directors of the Sub-Advisor.

Important Information Regarding the BlackRock Closed-End Funds Semi-Annual Investor Update

          The Semi-Annual Investor Update (“Update”) is available on the Internet and may be accessed through BlackRock’s website at http://www1.blackrock.com. The Update provides information on the fixed income markets and summaries of BlackRock closed-end funds’ investment objectives and strategies. It also contains recent news regarding the BlackRock closed-end funds.

          Historically, BlackRock provided this information in materials mailed with the Funds’ semi-annual report. However, we believe that making this information available through BlackRock’s website allows us to communicate more fully and efficiently with the Funds’ shareholders.

          If you would like to receive a hard copy of the BlackRock Closed-End Funds Semi-Annual Investor Update, please call (800) 699-1BFM.

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BlackRock Closed-End Funds

Trustees
Ralph L. Schlosstein, Chairman
Andrew F. Brimmer, Lead Trustee[1] Richard E. Cavanagh, Lead Trustee[2] Kent Dixon
Frank J. Fabozzi
Kathleen F. Feldstein
R. Glenn Hubbard
Robert S. Kapito[3]

Officers
Robert S. Kapito, President
Donald C. Burke, Treasurer
Bartholomew Battista, Chief Compliance Officer
Anne Ackerley, Vice President
Neal Andrews, Assistant Treasurer
Jay Fife, Assistant Treasurer
Spencer Fleming, Assistant Treasurer
James Kong, Assistant Treasurer
Robert Mahar, Assistant Treasurer
Vincent B. Tritto, Secretary
Brian P. Kindelan, Assistant Secretary

Investment Advisor
BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

Sub-Advisor
BlackRock Financial Management, Inc.
40 East 52nd Street
New York, NY 10022

Accounting Agent and Custodian
State Street Bank and Trust Company
2 Avenue De Lafayette
Boston, MA 02111

Transfer Agent
Computershare Trust Company, N.A.
250 Royall Street
Canton, MA 02021
(800) 699-1BFM

Auction Agent[4]
 Bank of New York
101 Barclay Street, 7 West
New York, NY 10286

Auction Agent[5] Deutsche Bank Trust Company Americas
60 Wall Street, 27th Floor
New York, NY 10286

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, NY 10036

Legal Counsel – Independent Trustees
Debevoise & Plimpton LLP
919 Third Avenue
New York, NY 10022

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

BlackRock Closed-End Funds
c/o BlackRock Advisors, LLC.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

[1]	Retired, effective December 31, 2006
[2]	Effective as of January 1, 2007
[3]	Resigned, effective December 31, 2006
[4]	For the Insured Trusts and Bond Trusts.
[5]	For the Income II Trusts.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 699-1BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q, may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Form N-Q may also be obtained upon request without charge by calling (800) 699-1BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-SEMI-1

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a) Not applicable for semi-annual reports.

(b) Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Companies and Affiliated Purchasers.

Not applicable because no such purchases were made during the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

No matters were voted on by shareholders during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-CSR was accumulated and communicated to the Registrant’s management, including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(a) (2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

(a) (3) Not applicable.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906CERT.

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SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Municipal Bond Trust__________

By:	/s/ Donald C. Burke

Name:	Donald C. Burke
Title:	Treasurer
Date:	May 3, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name:	Robert S. Kapito
Title:	Principal Executive Officer
Date:	May 3, 2007

By:	/s/ Donald C. Burke

Name:	Donald C. Burke
Title:	Principal Financial Officer
Date:	May 3, 2007

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